UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-07470

CARILLON SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-1000

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1.	Reports to Shareholders

(a) The registrant’s Annual Report for the two-month period ended December 31, 2023, which was transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

carillon family of funds carillon mutual funds Financial Report and Investment Performance Review for the fiscal period endedDecember 31, 2023 Equity Funds Carillon ClariVest Capital Appreciation Fund Carillon ClariVest International Stock Fund Carillon Eagle Growth & Income Fund Carillon Eagle Mid Cap Growth Fund Carillon Eagle Small Cap Growth Fund Carillon Scout Mid Cap Fund Carillon Scout Small Cap Fund Fixed Income Funds Carillon Reams Core Bond Fund Carillon Reams Core Plus Bond Fund Carillon Reams Unconstrained Bond Fund 880 Carillon Parkway  |  St. Petersburg, FL 33716 800.421.4184  |  rjinvestmentmanagement.com Not FDIC Insured  |  May Lose Value  |  No Bank Guarantee Carillon Fund Distributors, Inc., Member FINRA

Table of Contents

President’s Letter1
Performance Summary and Commentary 2
Growth of a $10,000 Investment 7
Description of Indices 9

Investment Portfolios
Carillon ClariVest Capital Appreciation Fund10
Carillon ClariVest International Stock Fund11
Carillon Eagle Growth & Income Fund13
Carillon Eagle Mid Cap Growth Fund14
Carillon Eagle Small Cap Growth Fund15
Carillon Scout Mid Cap Fund 17
Carillon Scout Small Cap Fund19
Carillon Reams Core Bond Fund20
Carillon Reams Core Plus Bond Fund23
Carillon Reams Unconstrained Bond Fund27

Statements of Assets and Liabilities31
Statements of Operations34
Statements of Changes in Net Assets 39
Financial Highlights44
Notes to Financial Statements54
Report of Independent Registered Public Accounting Firm69
Understanding Your Ongoing Costs71
Principal Risks73
Trustees and Officers 85

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President’s Letter

Dear Shareholders:

I hope this letter finds you healthy and well. The report of the Carillon Family of Funds for the 2-month period ending Dec. 31, 2023, follows.

The past two months ended a volatile calendar year with a sharp rally in equity and bond markets. Upward movements in asset prices were driven by the U.S. Federal Reserve’s suggestion that interest rate cuts could be on their way. While many investors have fully embraced the idea of a soft landing for the U.S. economy in 2024, the obvious question is whether the current market forecasts will be any more accurate than those of the previous year.

Many macroeconomic signals have been distorted by seismic shifts in data, created by the deep contraction in 2020 and the subsequent snapback, along with massive fiscal and monetary policy responses, disconnects between consumer sentiment and consumer spending, and changes in labor market behavior. Amid these challenges, your fund family has worked assiduously on your behalf to apply our firm-wide commitment to fundamental research and active risk management to the pursuit of consistent performance across asset classes.

Our investment management teams continuously analyze dispersion between geographies, market capitalizations, and within individual sectors and industries. These teams also engage in robust succession planning to ensure continuity and smooth transitions whenever an individual manager leaves the firm.

Volatility and a continued focus on changing economic conditions may force investors to be more selective in choosing the companies that they believe can thrive in this environment. Carillon Fund Managers believe they continue to see opportunity in the current market environment for their research-driven strategies. Carillon’s diverse array of funds, spanning small-cap, mid-cap, large-cap, and international equities, as well as fixed income, can help investors navigate current conditions and build toward long-term plans.

As with all investments, investing in any mutual fund carries certain risks. The principal risk factors for each fund are described at the end of this report. Carefully consider the investment objectives, risks, charges, and expenses of any fund before you invest. Contact us at 800.421.4184 or rjinvestmentmanagement.com or call your financial professional for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.

We are grateful for your continued support of the Carillon Family of Funds and hope we can continue to be a partner in helping you achieve your financial goals. I hope you will read the commentaries that follow in which our Portfolio Managers discuss their specific funds.

Sincerely,

Susan Walzer

President, Carillon Series Trust

February 15, 2024

The above commentary reflects the President’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at rjinvestmentmanagement.com.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1

Performance Summary and Commentary

Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund

Portfolio Managers | David J. Pavan, CFA®, C. Frank Feng, Ph.D., Ed Wagner, CFA®, and Todd N. Wolter, CFA® of ClariVest Asset Management LLC (“ClariVest”), are Portfolio Co-Managers of the ClariVest Capital Appreciation Fund (the “Fund”). Mr. Pavan, Dr. Feng, Mr. Wagner and Mr. Wolter are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Pavan, Feng, and Wagner have been Portfolio Co-Managers of the Fund since 2013. Mr. Wolter has served as the Fund’s Portfolio Co-Manager since February 2019.

Performance discussion | For the two-month period ended December 31, 2023, the Fund’s Class I shares returned 14.96%, underperforming its benchmark index, the Russell 1000® Growth Index, which returned 15.81%. The Fund underperformed the benchmark primarily due to stock selection in the health care and information technology sectors. Nevertheless, stock selection in the industrials and consumer discretionary sectors contributed to performance during the period. An overweight to the information technology sector and an underweight to energy contributed to performance, while the Fund lost ground due to an overweight position in the health care sector and an underweight position in the real estate sector. The key investment theme in the information technology sector is artificial intelligence, or “AI.” While enthusiasm around the potential of AI has clearly been a driver for a short list of companies, the long-term productivity gains likely will be felt across the world and across most industries as the benefits play out in the coming years. While there are still significant risks to the U.S. economy, the recession many of us fretted over, and repeatedly predicted, has not happened yet. This backdrop teed up the U.S. Federal Reserve (Fed) to telegraph a pivot in its final policy meeting of 2023. Policymakers forecast more rate cuts than anticipated, 75 basis points in total in 2024, down to a rate of 4.6% (versus 5.1% previously). Interestingly, markets are even more optimistic for cuts, with a target of approximately 3.8%. Even with the Fed’s pivot, real rates are still expected to be well north of 2% for an extended period, which could impact consumers and also companies’ ability to manage their debt. It seems clear that the era of artificially low rates and minimal inflation is over.

Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at rjinvestmentmanagement.com.

Portfolio Managers | David R. Vaughn, CFA®, Alex Turner, CFA® , and Gashi Zengeni, CFA®, are Portfolio Managers of the Carillon ClariVest International Stock Fund (the “Fund”) and are jointly and primarily responsible for the day-to-day management of the fund – Mr. Vaughn since its inception, Mr. Turner since 2015, and Ms. Zengeni since April 2021. Ms. Zengeni served as Assistant Portfolio Manager of the fund from April 2020 to March 2021.

Performance discussion | For the two-month period ended December 31, 2023, the Fund’s Class I shares returned 14.21%, underperforming its benchmark indices, the MSCI ACWI ex-US Index and the MSCI-EAFE Index, which returned 14.48% and 15.09%, respectively. The Fund underperformed the benchmark primarily due to allocation. An underweight to materials hurt while an overweight to information technology and an underweight to consumer staples helped. Stock selection was strong within the information technology and consumer discretionary sectors but weak within industrials and health care. Stock selection within countries was strongest within Taiwan and China, while investments in Sweden and Canada detracted from performance. Consequently, overweight positions in Taiwan and Israel contributed to performance, while underweight positions in Brazil and Australia detracted from performance. European markets experienced a wide range of performance largely influenced by regional geopolitical tensions, economic policies, and the global manufacturing downturn. Europe has been hard hit by the global manufacturing downturn and demand weakness from China. The UK economy has had a larger inflation shock than others and is still battling the fallout from Brexit. While the world’s third largest economy, Japan, had performed well in the first half of the year, a surprise contraction in the third quarter has complicated the picture for their central bank and investors. Japanese equities have been boosted by the Tokyo Stock Exchange’s focus on corporate governance and return on equity, as well as a weak Yen that has bolstered Japanese exporters. Stock buybacks have been robust, and we expect further efforts on the reduction of crossholdings and debt.

Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at rjinvestmentmanagement.com.

2

Performance Summary and Commentary

Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund

Portfolio Managers | David Blount, CFA®, Brad Erwin, CFA®, and Jeffrey D. Bilsky are Portfolio Managers of the Carillon Eagle Growth & Income Fund (the “Fund”) and are jointly and primarily responsible for the day-to-day management of the fund. Mr. Blount has served as the fund’s Portfolio Manager since 2011. Mr. Erwin has served as the fund’s Portfolio Manager since July 1, 2019. Mr. Bilsky has served as the fund’s Portfolio Manager since August 15, 2023.

Performance discussion | For the two-month period ended December 31, 2023, the Fund’s Class I shares returned 14.66%, outperforming its benchmark index, the S&P 500® Index, which returned 14.09%. The main contributor to outperformance, relative to the benchmark, was strong stock selection, with the allocation effect detracting some from the Fund’s overall performance. Stock selection in the financials, real estate and information technology sectors contributed positively to performance. Negatively, the industrial and consumer discretionary sectors, along with maintaining a small cash position in the Fund, detracted from performance. The dividend payer’s headwind continued during this two-month period with dividend paying stocks underperforming their non dividend paying peers by over 440 basis points. Furthermore, returns on stocks with above median yields underperformed their below median yield counterparts by 0.82%. This represents a headwind because the fund’s investment strategy focuses on buying stocks with above median dividend yields. For the year, the benchmark was up 26.3%, ending the year just shy of all-time highs. Investors became more comfortable that the Federal Reserve was at the end of its rate-hiking cycle, prompting an over 70 basis point move lower in 10-year Treasury yields. Under the headlines, the market did experience a broadening out with the S&P 500 Equal Weighted index performing just as well as its market-cap weighted peer in the fourth quarter. The sell-off in commodities continued with crude oil finishing the year just north of $71. Importantly, the Federal Reserve’s preferred inflation measure – the core personal consumption expenditures index – continues to moderate on a year-to-year basis, easing some of the rate concerns that have worried investors. As you review this summary and the table below, please keep in mind that an index is not available for direct investment; therefore its performance does not reflect the expenses associated with the management of an actual portfolio.

Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at rjinvestmentmanagement.com.

Portfolio Managers | Eric Mintz, CFA®, Dr. Christopher Sassouni, D.M.D. and David Cavanaugh are Portfolio Managers of the Carillon Eagle Mid Cap Growth Fund (the “Fund”) and are jointly and primarily responsible for all aspects of the fund’s management. Mr. Mintz has managed the fund since 2011, Dr. Sassouni has managed the fund since 2020 after serving as Assistant Portfolio Manager of the fund since 2006, and Mr. Cavanaugh has managed the fund since June 2022 after serving as a Senior Research Analyst of the fund from 2017 to June 2022.

Performance discussion | For the two-month period ended December 31, 2023, the Fund’s Class I shares returned 19.20%, underperforming its benchmark index, the Russell Midcap® Growth Index, which returned 20.71%. The Fund’s performance, relative to the benchmark, was unfavorably affected by stock selection. Returns among mid-cap stocks overall were impressive, with only one sector finishing in the red. In what has been a common theme for the year, the Russell Midcap Growth Index outperformed its counterpart Russell Midcap Value Index (up 17.92%) during the trailing 2-months ended December 31, 2023. On the cusp of a presidential election year and some uncertainty surrounding the macro environment going into 2024, value still managed to reverse course from negative territory and growth added to their gains for the year. Contrary to the “higher for longer” notion that was previously being priced in, increased expectations around rate cuts next year per the Fed’s surprisingly dovish pivot in December provided a tailwind for positive market sentiment.

Sector returns were mostly positive in the portfolio, with information technology (up 27.56%) leading the way, albeit underperforming related benchmark counterparts slightly due to stock selection. Health care (up 24.91%) and consumer discretionary (up 21.00%) followed behind, trailing benchmark counterparts by a narrower margin. Strong stock selection in financials (up 19.35%) and industrials (up 15.80%) helped to propel returns past that of index holdings in the same sectors. On the other hand, stock selection impeded the relative performance of real estate (up 18.77%) and materials (up 15.52%) compared to the benchmark. During the two month period, the rally in the market was spurred by lower quality, unprofitable companies that we tend to avoid holding in the portfolio. Our focus is placed on identifying opportunities that are fundamentally sound and either are profitable or have a clear path to accelerating earnings. An overallocation to the perceived defensive sector of consumer staples (up 11.97%) hurt overall portfolio returns during this rally. This was also notably impactful in the performance of the stocks selected in communication services (up 7.10%) lagging the returns of the index meaningfully. Additionally, energy (down 6.85%) was a notable detractor due to stock selection, finishing as the only sector to report losses during the last two months of the year.

Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at rjinvestmentmanagement.com.

3

Performance Summary and Commentary

Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund

Portfolio Managers | Eric Mintz, CFA®, Dr. Christopher Sassouni, D.M.D. and David Cavanaugh are Portfolio Managers of the Carillon Eagle Small Cap Growth Fund (the “Fund”) and are jointly and primarily responsible for all aspects of the fund’s management. Mr. Mintz has managed the fund since 2011, Dr. Sassouni has managed the fund since 2020 after serving as Assistant Portfolio Manager of the fund since 2015, and Mr. Cavanaugh has managed the fund since June 2022 after serving as a Senior Research Analyst of the fund from 2017 to June 2022.

Performance discussion | For the two-month period ended December 31, 2023, the Fund’s Class I shares returned 19.10%, underperforming its benchmark index, the Russell 2000® Growth Index, which returned 22.17%. The Fund’s performance, relative to the benchmark, was unfavorably affected by sector and stock allocation. Returns among small-cap stocks overall were rather impressive in the period. The Russell 2000 Growth Index narrowly underperformed its counterpart Russell 2000 Value Index (up 22.56%) during the trailing 2-months ended December 31, 2023. Whereas growth outperformed meaningfully throughout 2023 on a relative basis, value was able to edge slightly higher during the last two months given the uncertainty surrounding the macro environment going into 2024, a presidential election year. Contrary to the “higher for longer” notion that was previously being priced in, increased expectations around rate cuts next year per the Fed’s surprisingly dovish pivot in December provided a tailwind for positive market sentiment.

Sector returns were all positive in the portfolio, with materials (up 29.21%) leading the way through strong stock selection. Additionally, stock selection in information technology (up 25.80%), where emphasis was placed on identifying pick-and-shovel artificial intelligence plays, helped to outperform benchmark constituents on a relative basis. Another bright spot of the portfolio was the underweight allocation to utilities, the second worst performing sector in the index during the period. An additional source of relative outperformance can be traced to communication services, where strong stock selection helped to produce returns beyond benchmark counterparts. Albeit producing positive returns, the other holdings in the portfolio failed to keep up with the returns generated by related benchmark holdings. During the two month period, the rally in the market was spurred by lower quality, unprofitable companies that we tend to avoid holding in the portfolio. Our focus is placed on identifying opportunities that are fundamentally sound and either are profitable or have a clear path to accelerating earnings. The stocks selected in health care (up 23.74%), industrials (up 15.81%), real estate (up 13.20%), and financials (up 12.91%) adversely impacted portfolio returns. Specifically in health care, high expectations surrounding the prospects of GLP-1s are still creating an overhang for some reputable, high quality stocks, in addition to some unfavorable reactions to biotechnology readouts. Also noteworthy, the overallocation to energy (up 1.47%) in the portfolio was unfavorable as it was the worst performing sector during the period due to disadvantageous market conditions.

Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at rjinvestmentmanagement.com.

Portfolio Managers | G. Patrick Dunkerley, CFA® has served as the Lead Portfolio Manager and Derek M. Smashey, CFA®, John A. Indellicate II, CFA® and Jason J. Votruba, CFA®, have served as Portfolio Co-Managers of the Carillon Scout Mid Cap Fund (the “Fund”) since its inception in 2017. Messrs. Dunkerley, Smashey, Indellicate and Votruba are jointly and primarily responsible for the day-to-day management of the fund. Mr. Dunkerley served as Lead Portfolio Manager of the fund’s predecessor and Mr. Smashey served as Portfolio Co-Manager of the fund’s predecessor from its inception in 2006 to 2017. Messrs. Indellicate and Votruba served as Portfolio Co-Managers of the fund’s predecessor from 2011 and 2013, respectively, to 2017.

Performance discussion | For the two-month period ended December 31, 2023, the Fund’s Class I shares returned 15.78%, underperforming its benchmark, the Russell Midcap® Index, which returned 18.75%. The Fund’s performance, relative to the benchmark, was adversely affected by stock selection in the financials, consumer discretionary, and information technology sectors. However, this was partially counteracted by positive stock selection in the industrials and materials sectors. Within the financials sector, stock selection in the insurance industry was the primary detractor while stock selection in hotel, restaurant, and leisure and specialty retail industries detracted meaningfully within the consumer discretionary sector. In contrast, stock selection in the ground transportation and trading companies industries in the industrials sector contributed positively to the Fund’s performance. The Fund’s performance also benefited from an overweight position in the in the information technology sector as the space was the top-performing sector during the period. An overweight position in the energy sector detracted from relative performance as it was the bottom-performing sector during the period. A slight cash drag also detracted from an allocation perspective as equity markets generated strong returns. Smaller companies outperformed during the last two months of the year as market breadth began to spread – especially on a relative basis from earlier in the year when market leadership very narrow. The small-cap Russell 2000 Index returned 22.4% during the last two months of 2023 while the Russell Midcap Index and large-cap Russell 1000 Index produced 18.8% and 14.7%, respectively. Within the mid-cap environment, growth outpaced value stocks. Returns were broadly positive within the midcap universe, led by particular strength in information technology (up 25.6%) and consumer discretionary (up 24.5%). Energy (down -0.3%) was the primary laggard within the core benchmark and the only sector that produced a negative return. As you review this summary and the table below, please keep in mind that an index is not available for direct investment; therefore, its performance does not reflect expenses associated with the management of this account.

Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at rjinvestmentmanagement.com.

4

Performance Summary and Commentary

Carillon Scout Small Cap Fund	Carillon Reams Core Bond Fund

Portfolio Managers | James R. McBride, CFA®, has served as the Lead Portfolio Manager and Timothy L. Miller, CFA® has served as Portfolio Co-Manager of the Carillon Scout Small Cap Fund (the “Fund”) since its inception in 2017. Messrs. McBride and Miller are jointly and primarily responsible for the day-to-day management of the fund. Mr. McBride was Portfolio Co-Manager of the fund’s predecessor from 2010 through 2015 and served as Lead Portfolio Manager of the fund’s predecessor from 2015 to 2017. Mr. Miller served as Portfolio Co-Manager of the fund’s predecessor from 2013 to 2017.

Performance discussion | For the two-month period ended December 31, 2023, the Fund’s Class I shares returned 20.19%, underperforming its benchmark index, the Russell 2000® Growth Index, which returned 22.17%. The Fund’s performance, relative to the benchmark, was most adversely affected by poor stock selection in the health care industry. However, this was partially counteracted by positive stock selection in the consumer discretionary and financials sectors. Within the health care sector, stock selection was negative in most all industries with health care providers & services and biotechnology the main culprits Biotechnology stocks returned nearly 40% during the period so both the portfolio’s underweight and holdings within the space detracted meaningfully. In contrast, stock selection in the household durables and automobiles industries in the consumer discretionary sector contributed positively to the Fund’s performance as did the banks and capital markets industries within financials. The Fund’s performance also benefited from underweight positions in both the energy and utilities sectors, the bottom two performing sectors. There was a slight cash drag during the period as equity markets ended the calendar year on a strong note. Smaller companies outperformed during the last two months of the year as market breadth began to spread – especially on a relative basis from earlier in the year when market leadership was very narrow. The small-cap Russell 2000 Index returned 22.4% during the last two months of 2023 while the Russell Midcap Index and large-cap Russell 1000 Index produced 18.8% and 14.7%, respectively. Within the small-cap universe, growth, value, and core stocks all performed within range of one another. Returns were broadly positive within the small cap universe, led by particular strength in real estate (up 28.8%) and health care (up 28.4%). Energy (down -0.2%) was the primary laggard within the core benchmark and the only sector that produced a negative return. As you review this summary and the table below, please keep in mind that an index is not available for direct investment; therefore its performance does not reflect expenses associated with the management of this account.

Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at rjinvestmentmanagement.com.

Portfolio Managers | Mark M. Egan, CFA®, is Lead Portfolio Manager, and Todd C. Thompson, CFA®, Clark W. Holland, CFA® , Jason Hoyer, CFA®, Tilak “Dimitri” Silva, CFA®, and Neil Aggarwal are Portfolio Co-Managers of the Carillon Reams Core Bond Fund (the “Fund”). Messrs. Egan, Thompson and Holland have been responsible for the day-to-day management of the Fund’s investment portfolio since its inception in 2017, Mr. Hoyer has been responsible for the day-to-day management of the Fund’s investment portfolio since April 2018, Mr. Silva has been responsible for the day-to-day management of the Fund’s investment portfolio since March 2021, and Mr. Aggarwal has been responsible for the day-to-day management of the Fund’s investment portfolio since March 2023. Mr. Egan served as the Lead Portfolio Manager of the fund’s predecessor and Mr. Thompson served as Portfolio Co-Manager of the fund’s predecessor from its inception in 2001 to 2017. Mr. Holland served as Portfolio Co-Manager of the fund’s predecessor from 2014 to 2017.

Performance discussion | For the two-month period ended December 31, 2023, the Fund’s Class I shares returned 9.14%, outperforming its benchmark index, the Bloomberg U.S. Aggregate Bond Index, which returned 8.53%. During the final two months of 2023, the market experienced a notable shift from a period focused on “higher for longer” interest rates towards anticipation of rate cuts. This was primarily driven by softer economic indicators, including the U.S. labor market cooling off, moderating inflation data both in the U.S. and Europe, and signs of slowing European economic growth. Central banks, especially in Europe, hinted at potential rate cuts and U.S. Treasury futures markets began pricing in the first 25 basis point rate cut by the U.S. Federal Reserve (“Fed”) as early as spring 2024, with cumulative rate cuts potentially reaching 125 basis points by December 2024. In December 2023, Federal Reserve Chair Jerome Powell further supported this outlook by suggesting rate cuts could begin before the Fed’s 2% inflation target is met. This anticipation fueled a rally in risk assets alongside a sharp decline in U.S. Treasury yields, which is a somewhat atypical occurrence. Markets seemed to focus on the benefits of lower rates, overlooking the challenging economic conditions that would necessitate a sharp dovish pivot by the Fed, i.e., pricing in a scenario where interest rates decline meaningfully in 2024 but without a significant deterioration of economic conditions that would adversely impact risk assets. While this outcome is possible, it is not highly probable. This places the market in a vulnerable position entering 2024, subject to either less aggressive rate cuts by the Fed or a more severe economic downturn than is currently anticipated.

An above-benchmark duration stance contributed to relative performance due to the sharp decline in U.S Treasury rates, as investors priced in an end to the Fed’s tightening cycle and a pivot towards a series of rate cuts in 2024. Yield curve positioning detracted slightly due to an underweight to the short end of the curve, which experienced a slightly larger decline in rates relative to the belly and long end of the curve. Sector allocation contributed due to an overweight to the outperforming mortgage-backed securities (“MBS”) sector, which benefited from the ongoing normalization of elevated interest rate volatility. The non-index allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted, as inflation breakevens fell from mid-October through year-end, causing TIPS to underperform nominal Treasuries. Security selection detracted, primarily within the MBS sector. MBS exposure was biased towards higher-coupon agency MBS, which underperformed lower-coupon agency MBS due to the higher sensitivity of lower-coupon MBS to changes in Treasury rates.

As you review this summary and the table below, please keep in mind that an index is not available for direct investment; therefore its performance does not reflect the expenses associated with the management of an actual portfolio.

Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at rjinvestmentmanagement.com.

5

Performance Summary and Commentary

Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund

Portfolio Managers | Mark M. Egan, CFA®, is Lead Portfolio Manager, and Todd C. Thompson, CFA®, Clark W. Holland, CFA®, Jason Hoyer, CFA®, Tilak “Dimitri” Silva, CFA®, and Neil Aggarwal are Portfolio Co-Managers of the Carillon Reams Core Plus Bond Fund (the “Fund”). Messrs. Egan, Thompson and Holland have been responsible for the day-to-day management of the Fund’s investment portfolio since its inception in 2017, Mr. Hoyer has been responsible for the day-to-day management of the Fund’s investment portfolio since April 2018, Mr. Silva has been responsible for the day-to-day management of the Fund’s investment portfolio since March 2021, and Mr. Aggarwal has been responsible for the day-to-day management of the Fund’s investment portfolio since March 2023. Mr. Egan served as the Lead Portfolio Manager of the fund’s predecessor from its inception in 1996 to 2017. Messrs. Thompson and Holland served as Portfolio Co-Managers of the fund’s predecessor from 2000, 2009 and 2014, respectively, to 2017.

Performance discussion | For the two-month period ended December 31, 2023, the Fund’s Class I shares returned 9.53%, outperforming its benchmark index, the Bloomberg U.S. Aggregate Bond Index, which returned 8.53%. During the final two months of 2023, the market experienced a notable shift from a period focused on “higher for longer” interest rates towards anticipation of rate cuts. This was primarily driven by softer economic indicators, including the U.S. labor market cooling off, moderating inflation data both in the U.S. and Europe, and signs of slowing European economic growth. Central banks, especially in Europe, hinted at potential rate cuts and U.S. Treasury futures markets began pricing in the first 25 basis point rate cut by the U.S. Federal Reserve (“Fed”) as early as spring 2024, with cumulative rate cuts potentially reaching 125 basis points by December 2024. In December 2023, Federal Reserve Chair Jerome Powell further supported this outlook by suggesting rate cuts could begin before the Fed’s 2% inflation target is met. This anticipation fueled a rally in risk assets alongside a sharp decline in U.S. Treasury yields, which is a somewhat atypical occurrence. Markets seemed to focus on the benefits of lower rates, overlooking the challenging economic conditions that would necessitate a sharp dovish pivot by the Fed, i.e., pricing in a scenario where interest rates decline meaningfully in 2024 but without a significant deterioration of economic conditions that would adversely impact risk assets. While this outcome is possible, it is not highly probable. This places the market in a vulnerable position entering 2024, subject to either less aggressive rate cuts by the Fed or a more severe economic downturn than is currently anticipated.

An above-benchmark duration stance contributed to relative performance due to the sharp decline in U.S Treasury rates, as investors priced in an end to the Fed’s tightening cycle and a pivot towards a series of rate cuts in 2024. Dynamic yield curve positioning had a slightly positive impact. Sector allocation contributed, primarily due to non-index exposure to high yield (“HY”) corporates, which experienced meaningful spread compression, and an overweight to the outperforming mortgage-backed securities (“MBS”) sector, which benefited from the ongoing normalization of elevated interest rate volatility. The modest allocation to non-U.S. dollar currencies also contributed, as the U.S. dollar weakened in conjunction with the decline in U.S. Treasury rates. The non-index allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted, as inflation breakevens fell from mid-October through year-end, causing TIPS to underperform nominal Treasuries. A slight underweight to the outperforming investment-grade (“IG”) corporates sector also detracted. Security selection detracted, primarily within the MBS sector. MBS exposure was biased towards higher-coupon agency MBS, which underperformed lower-coupon agency MBS due to the higher sensitivity of lower-coupon MBS to changes in Treasury rates. Security selection also detracted within the IG corporates sector.

As you review this summary and the table below, please keep in mind that an index is not available for direct investment; therefore its performance does not reflect the expenses associated with the management of an actual portfolio.

Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at rjinvestmentmanagement.com.

Portfolio Managers | Mark M. Egan, CFA®, is Lead Portfolio Manager, and Todd C. Thompson, CFA®, Clark W. Holland, CFA®, Jason Hoyer, CFA®, Tilak “Dimitri” Silva, CFA®, and Neil Aggarwal are Portfolio Co-Managers of the Carillon Reams Unconstrained Bond Fund (the “Fund”). Messrs. Egan, Thompson and Holland have been responsible for the day-to-day management of the Fund’s investment portfolio since its inception in 2017, Mr. Hoyer has been responsible for the day-to-day management of the Fund’s investment portfolio since April 2018, Mr. Silva has been responsible for the day-to-day management of the Fund’s investment portfolio since March 2021, and Mr. Aggarwal has been responsible for the day-to-day management of the Fund’s investment portfolio since March 2023. Mr. Egan served as the Lead Portfolio Manager of the fund’s predecessor and Mr. Thompson served as Co-Portfolio Manager of the fund’s predecessor from its inception in 2011 to 2017. Mr. Holland served as Co-Portfolio Manager of the fund’s predecessor from 2014 to 2017.

Performance discussion | For the two-month period ended December 31, 2023, the Fund’s Class I shares returned 7.21%, outperforming its benchmark index, the ICE BofA US 3-Month Treasury Index, which returned 0.92%. During the final two months of 2023, the market experienced a notable shift from a period focused on “higher for longer” interest rates towards anticipation of rate cuts. This was primarily driven by softer economic indicators, including the U.S. labor market cooling off, moderating inflation data both in the U.S. and Europe, and signs of slowing European economic growth. Central banks, especially in Europe, hinted at potential rate cuts and U.S. Treasury futures markets began pricing in the first 25 basis point rate cut by the U.S. Federal Reserve (“Fed”) as early as spring 2024, with cumulative rate cuts potentially reaching 125 basis points by December 2024. In December 2023, Federal Reserve Chair Jerome Powell further supported this outlook by suggesting rate cuts could begin before the Fed’s 2% inflation target is met. This anticipation fueled a rally in risk assets alongside a sharp decline in U.S. Treasury yields, which is a somewhat atypical occurrence. Markets seemed to focus on the benefits of lower rates, overlooking the challenging economic conditions that would necessitate a sharp dovish pivot by the Fed, i.e., pricing in a scenario where interest rates decline meaningfully in 2024 but without a significant deterioration of economic conditions that would adversely impact risk assets. While this outcome is possible, it is not highly probable. This places the market in a vulnerable position entering 2024, subject to either less aggressive rate cuts by the Fed or a more severe economic downturn than is currently anticipated.

U.S Treasury rates declined sharply during November and December 2023, as investors priced in an end to the Fed’s tightening cycle and a pivot towards a series of rate cuts in 2024. This shift in expectations regarding Fed policy sparked a concurrent rally in risk assets, leading to spread compression and outperformance of non-Treasury sectors on a duration-adjusted basis. The largest contributor was the mortgage-backed securities (“MBS”) sector, which benefited from lower risk-free rates and the ongoing normalization of elevated interest rate volatility. Exposure to investment-grade (“IG”) corporates was the next largest contributor, driven by lower risk-free rates and spread compression. The allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) was the third largest contributor, due to lower risk-free rates, despite a decline in inflation breakevens that caused TIPS to underperform nominal Treasuries. Exposure to high yield (“HY”) corporates was also a significant contributor, driven by lower risk-free rates and spread compression. Exposure to non-U.S. dollar currencies also contributed, as the U.S. dollar weakened in conjunction with the decline in Treasury rates. The allocation to U.S. Treasuries contributed as well, due to the afore-mentioned decline in rates. Small allocations to commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) also contributed.

As you review this summary and the table below, please keep in mind that an index is not available for direct investment; therefore its performance does not reflect the expenses associated with the management of an actual portfolio.

Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at rjinvestmentmanagement.com.

6

Growth of a $10,000 Investment

Carillon ClariVest Capital Appreciation Fund from 12/31/13 to 12/31/23 (a)

Carillon ClariVest International Stock Fund from 12/31/13 to 12/31/23 (a)

Carillon Eagle Growth & Income Fund from 12/31/13 to 12/31/23 (a)

Carillon Eagle Mid Cap Growth Fund from 12/31/13 to 12/31/23 (a)

Carillon Eagle Small Cap Growth Fund from 12/31/13 to 12/31/23 (a)

a) Each Fund’s values and returns reflect fund expenses and the reinvestment of dividends; however, they do not reflect the deduction of taxes that you would pay on fund distributions or redemption of fund shares. As of December 31, 2023, each Fund also offered Class A, Class C, Class R-3, Class R-5, Class R-6, and Class Y shares. The value of an investment in other share classes will differ due to each class’s respective sales charges (as applicable) and expenses. Additional information regarding the performance and the expenses of each Fund’s share classes, including fee waivers and/or expense reimbursements or recoupments, which affect performance, is included in each Fund’s Prospectus dated March 1, 2023, as supplemented from time to time, and elsewhere in this report. Returns shown are calculated using the net asset values (“NAV’s”) that were used for shareholder transactions as of the respective period ends. These NAV’s, and the returns calculated from them, may differ from the NAV’s and returns shown elsewhere in this report.

Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at rjinvestmentmanagement.com.

7

Growth of a $10,000 Investment

Carillon Scout Mid Cap Fund from 12/31/13 to 12/31/23 (a)

Carillon Scout Small Cap Fund from 12/31/13 to 12/31/23 (a)

Carillon Reams Core Bond Fund from 12/31/13 to 12/31/23 (a)

Carillon Reams Core Plus Bond Fund from 12/31/13 to 12/31/23 (a)

Carillon Reams Unconstrained Bond Fund from 12/31/13 to 12/31/23 (a)

a) Each Fund’s values and returns reflect fund expenses and the reinvestment of dividends; however, they do not reflect the deduction of taxes that you would pay on fund distributions or redemption of fund shares. As of December 31, 2023, each Fund also offered Class A, Class C, Class R-3, Class R-5, Class R-6, and Class Y shares. The value of an investment in other share classes will differ due to each class’s respective sales charges (as applicable) and expenses. Additional information regarding the performance and the expenses of each Fund’s share classes, including fee waivers and/or expense reimbursements or recoupments, which affect performance, is included in each Fund’s Prospectus dated March 1, 2023, as supplemented from time to time, and elsewhere in this report. Returns shown are calculated using the net asset values (“NAV’s”) that were used for shareholder transactions as of the respective period ends. These NAV’s, and the returns calculated from them, may differ from the NAV’s and returns shown elsewhere in this report.

Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at rjinvestmentmanagement.com.

8

Description of Indices

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The returns of the index do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

The ICE BofA US 3-Month Treasury Index measures the performance of a single issue of outstanding treasury bill which matures closest to, but not beyond, three months from the rebalancing date. The issue is purchased at the beginning of the month and held for a full month; at the end of the month that issue is sold and rolled into a newly selected issue.

The MSCI EAFE® Index is an equity index which captures large and mid cap representation across 21 developed markets countries around the world, excluding the US and Canada. With 928 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

The MSCI ACWI ex-US Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of large-and mid-cap securities in developed and emerging market countries excluding the United States.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

The S&P 500® Index is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

9

Investment Portfolios

12.31.2023

CARILLON CLARIVEST CAPITAL APPRECIATION FUND

COMMON STOCKS—100.0%	Shares	Value
Aerospace & defense—0.5%
Curtiss-Wright Corp.	9,100	$2,027,389

Automobiles—2.4%
Tesla, Inc.*	39,580	9,834,838

Beverages—0.7%
Molson Coors Brewing Co., Class B	19,500	1,193,595
PepsiCo, Inc.	8,700	1,477,608

Biotechnology—2.2%
AbbVie, Inc.	44,400	6,880,668
Vertex Pharmaceuticals, Inc.*	4,630	1,883,901

Broadline retail—5.3%
Amazon.com, Inc.*	139,800	21,241,212

Building products—2.4%
Builders FirstSource, Inc.*	15,300	2,554,182
Carrier Global Corp.	41,281	2,371,594
Lennox International, Inc.	6,400	2,864,128
Owens Corning	13,200	1,956,636

Communications equipment—0.9%
Arista Networks, Inc.*	14,800	3,485,548

Consumer staples distribution & retail—2.8%
Costco Wholesale Corp.	7,900	5,214,632
The Kroger Co.	64,000	2,925,440
Wal-Mart, Inc.	19,820	3,124,623

Diversified telecommunication services—0.5%
AT&T, Inc.	122,500	2,055,550

Entertainment—1.1%
Netflix, Inc.*	8,900	4,333,232

Financial services—6.0%
Block, Inc.*	35,900	2,776,865
Fiserv, Inc.*	24,400	3,241,296
Global Payments, Inc.	11,050	1,403,350
MasterCard, Inc., Class A	14,780	6,303,818
Visa, Inc., Class A	32,290	8,406,701
WEX, Inc.*	10,200	1,984,410

Food products—0.3%
Lamb Weston Holdings, Inc.	12,500	1,351,125

Health care equipment & supplies—0.6%
Stryker Corp.	8,400	2,515,464

Health care providers & services—5.8%
Centene Corp.*	45,400	3,369,134
CVS Health Corp.	49,200	3,884,832
McKesson Corp.	11,600	5,370,568
The Cigna Group	14,330	4,291,119
UnitedHealth Group, Inc.	12,230	6,438,728

Hotels, restaurants & leisure—2.3%
Booking Holdings, Inc.*	1,130	4,008,359
DraftKings, Inc., Class A*	40,800	1,438,200
Expedia Group, Inc.*	10,300	1,563,437
McDonald’s Corp.	8,100	2,401,731

Household durables—1.5%
Lennar Corp., Class A	21,010	3,131,330
PulteGroup, Inc.	29,000	2,993,380

Industrial conglomerates—0.6%
General Electric Co.	19,400	2,476,022

Interactive media & services—10.4%
Alphabet, Inc., Class A*	89,980	12,569,306

COMMON STOCKS—100.0%	Shares	Value
Interactive media & services (cont'd)
Alphabet, Inc., Class C*	70,640	$ 9,955,295
Meta Platforms, Inc., Class A*	50,700	17,945,772
Pinterest, Inc., Class A*	36,600	1,355,664

IT services—1.4%
Akamai Technologies, Inc.*	10,500	1,242,675
MongoDB, Inc.*	5,100	2,085,135
Snowflake, Inc., Class A*	12,000	2,388,000

Life sciences tools & services—0.3%
Medpace Holdings, Inc.*	3,500	1,072,855

Machinery—1.7%
Allison Transmission Holdings, Inc.	31,000	1,802,650
Caterpillar, Inc.	7,600	2,247,092
Flowserve Corp.	24,600	1,014,012
Oshkosh Corp.	15,400	1,669,514

Media—0.3%
Comcast Corp., Class A	24,900	1,091,865

Oil, gas & consumable fuels—0.3%
Marathon Petroleum Corp.	7,300	1,083,028

Passenger airlines—0.4%
United Airlines Holdings, Inc.*	41,800	1,724,668

Pharmaceuticals—2.2%
Eli Lilly & Co.	14,970	8,726,312

Professional services—0.6%
Leidos Holdings, Inc.	22,400	2,424,576

Semiconductors & semiconductor equipment—9.3%
Broadcom, Inc.	4,200	4,688,250
KLA Corp.	7,090	4,121,417
Lam Research Corp.	4,100	3,211,366
NVIDIA Corp.	48,600	24,067,692
Qorvo, Inc.*	13,500	1,520,235

Software—23.2%
Adobe, Inc.*	13,010	7,761,766
AppLovin Corp., Class A*	40,500	1,613,925
Cadence Design Systems, Inc.*	26,460	7,206,910
DocuSign, Inc.*	26,600	1,581,370
Dropbox, Inc., Class A*	73,100	2,154,988
Fair Isaac Corp.*	2,300	2,677,223
Intuit, Inc.	3,980	2,487,619
Microsoft Corp.	127,100	47,794,684
Nutanix, Inc., Class A*	44,100	2,103,129
Palo Alto Networks, Inc.*	9,700	2,860,336
Salesforce, Inc.*	28,390	7,470,545
Synopsys, Inc.*	14,700	7,569,177

Specialty retail—2.1%
AutoZone, Inc.*	1,450	3,749,135
The TJX Cos., Inc.	49,700	4,662,357

Technology hardware, storage & peripherals—11.5%
Apple, Inc.	241,764	46,546,823

Textiles, apparel & luxury goods—0.4%
PVH Corp.	14,400	1,758,528
Total common stocks (cost $170,610,910)		402,780,539

Total investment portfolio (cost $170,610,910)—100.0%		402,780,539

Other assets in excess of liabilities—0.0%		52,415

Total net assets—100.0%		$402,832,954

* Non-income producing security

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

12.31.2023

CARILLON CLARIVEST CAPITAL APPRECIATION FUND (cont’d)

Sector allocation (unaudited)

Sector	Percent of net assets
Information technology	46.3%
Consumer discretionary	14.1%
Communication services	12.3%
Health care	11.0%
Industrials	6.2%
Financials	6.0%
Consumer staples	3.8%
Energy	0.3%

CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS—93.1%	Shares	Value
Australia—2.3%
Commonwealth Bank of Australia	14,712	$1,121,304
CSL Ltd.	3,958	771,608
Mineral Resources Ltd.	30,661	1,460,494
Perseus Mining Ltd.	1,325,946	1,667,810
Qantas Airways Ltd.*	904,532	3,313,313

Brazil—0.3%
Banco do Brasil S.A.	84,100	958,693

Canada—5.3%
Air Canada*	217,400	3,066,455
Alimentation Couche-Tard, Inc.	44,000	2,591,087
Brookfield Corp.	23,300	934,602
Centerra Gold, Inc.	187,000	1,116,313
Fairfax Financial Holdings Ltd.	6,400	5,904,731
iA Financial Corp, Inc.	13,700	933,943
Loblaw Co. Ltd.	22,000	2,129,852
Metro Inc.	34,000	1,759,979
Rogers Communications, Inc., Class B	23,500	1,100,113

China—2.6%
Agricultural Bank of China Ltd.	2,812,000	1,084,692
Bank of China Ltd.	9,383,000	3,565,369
China CITIC Bank Corp Ltd.	1,530,000	721,589
China Construction Bank Corp.	3,912,000	2,327,056
Vipshop Holdings, Ltd., Sponsored ADR*	107,700	1,912,752

Denmark—4.2%
Danske Bank A/S	111,259	2,974,098
Novo Nordisk A/S, Class B	109,927	11,391,865
Pandora A/S	8,130	1,124,014

Finland—0.6%
Nordea Bank Abp	165,954	2,060,219

France—8.6%
Cie de Saint-Gobain S.A.	43,965	3,242,294
Eiffage S.A.	31,115	3,340,208
Engie S.A.	146,721	2,584,676
Hermes International SCA	837	1,779,053
L’Oreal S.A.	5,558	2,770,661
LVMH Moet Hennessy Louis Vuitton SE	3,083	2,505,047
Publicis Groupe S.A.	19,387	1,801,278
Renault S.A.	64,007	2,617,876

COMMON STOCKS—93.1%	Shares	Value
France (cont'd)
Sanofi S.A.	26,553	$ 2,638,639
TotalEnergies SE	67,517	4,591,081
Unibail-Rodamco-Westfield*	28,659	2,119,715
Veolia Environnement S.A.	55,475	1,753,376

Germany—4.8%
Bayerische Motoren Werke AG	31,827	3,541,436
Deutsche Post AG	20,348	1,007,144
Deutsche Telekom AG	139,822	3,361,776
E.ON SE	132,570	1,781,083
Infineon Technologies AG	97,139	4,056,770
SAP SE	27,209	4,188,044

Hong Kong—4.5%
Alibaba Group Holding Ltd.	376,500	3,626,652
Baidu, Inc., Class A*	108,350	1,612,889
China Conch Venture Holdings Ltd.	407,500	338,294
CK Hutchison Holdings Ltd.	542,500	2,914,638
Tencent Holdings Ltd.	76,400	2,884,472
Trip.com Group Ltd.*	146,000	5,241,134

India—0.2%
Dr. Reddy’s Laboratories Ltd., Sponsored ADR	10,000	695,800

Ireland—0.4%
James Hardie Industries PLC, CDI*	36,231	1,396,919

Israel—1.4%
Bank Leumi Le-Israel B.M.	285,125	2,294,637
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	262,600	2,741,544

Italy—2.5%
Enel SpA	332,199	2,471,494
Intesa Sanpaolo SpA	1,768,628	5,175,693
Leonardo SpA	107,893	1,782,724

Japan—19.1%
Daiichi Sankyo Co. Ltd.	43,000	1,177,199
FUJIFILM Holdings Corp.	65,300	3,913,415
Honda Motor Co. Ltd.	287,000	2,960,468
ITOCHU Corp.	140,100	5,707,653
Lawson, Inc.	35,200	1,818,167
Marubeni Corp.	196,300	3,090,654
Mitsubishi Corp.	341,700	5,443,030
Mitsubishi Heavy Industries Ltd.	39,000	2,270,741
Mitsubishi UFJ Financial Group, Inc.	332,800	2,856,135
Mitsui & Co. Ltd.	71,300	2,671,180
Mizuho Financial Group, Inc.	118,700	2,024,763
Murata Manufacturing Co. Ltd.	75,200	1,589,125
Nintendo Co. Ltd.	40,000	2,081,356
Nippon Telegraph & Telephone Corp.	2,954,800	3,608,060
Olympus Corp.	80,300	1,159,073
Renesas Electronics Corp.*	206,400	3,690,631
Sekisui House Ltd.	83,700	1,855,313
Seven & i Holdings Co. Ltd.	29,200	1,154,847
Sony Group Corp.	14,200	1,343,787
Sumitomo Corp.	227,200	4,944,248
Sumitomo Mitsui Financial Group, Inc.	77,400	3,766,272
Takeda Pharmaceutical Co. Ltd.	37,800	1,084,030
TDK Corp.	111,000	5,264,105
Tokyo Electron Ltd.	5,916	1,051,509
Toyota Motor Corp.	219,200	4,016,560

Mexico—0.4%
Cemex S.A.B. de C.V., Sponsored ADR*	221,600	1,717,400

Netherlands—4.2%
ASML Holding N.V.	9,289	7,012,135

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolios

12.31.2023

CARILLON CLARIVEST INTERNATIONAL STOCK FUND (cont’d)

COMMON STOCKS—93.1%	Shares	Value

Netherlands (cont'd)
NN Group N.V.	63,159	$ 2,496,093
Prosus N.V.*	22,211	661,666
Stellantis N.V.	106,623	2,498,241
STMicroelectronics N.V.	58,575	2,938,057

New Zealand—0.5%
Xero Ltd.*	23,727	1,810,097

Norway—0.2%
Norsk Hydro ASA	115,415	775,774

Singapore—0.7%
DBS Group Holdings Ltd.	103,500	2,617,394

South Korea—2.7%
Hyundai Motor Co.	45,968	7,230,999
Kia Corp.*	30,639	2,369,415
YG Entertainment, Inc.	11,972	472,384

Spain—1.1%
Cellnex Telecom S.A.	20,300	799,270
Iberdrola S.A.	138,682	1,819,058
Repsol S.A.	101,187	1,500,998

Sweden—1.9%
Atlas Copco AB, Class A	213,605	3,680,652
Essity AB, Class B	132,342	3,279,723

Switzerland—2.6%
Nestle S.A.	22,113	2,563,336
Novartis AG	31,597	3,191,628
Roche Holding AG	5,443	1,582,245
UBS Group AG	75,580	2,347,635

Taiwan—8.2%
Asustek Computer, Inc.	205,000	3,262,611
Compal Electronics, Inc.	3,934,000	5,095,745
CTBC Financial Holding Co. Ltd.	2,028,000	1,871,448
King Yuan Electronics Co. Ltd.	878,000	2,423,416
MediaTek, Inc.	143,000	4,721,846
Micro-Star International Co. Ltd.	315,000	2,090,141
Quanta Computer, Inc.	422,000	3,072,339
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	60,700	6,312,800
Wistron Corp.	446,000	1,426,798

Turkey—0.3%
Turk Hava Yollari AO*	169,112	1,310,225

United Kingdom—13.5%
3i Group PLC	264,177	8,131,232
AstraZeneca PLC	43,279	5,837,894
BAE Systems PLC	263,815	3,734,294
Barclays PLC	1,305,770	2,556,783
BP PLC	290,931	1,724,658
Centrica PLC	869,873	1,559,423
Coca-Cola Europacific Partners PLC	26,436	1,764,339
Experian PLC	21,220	865,676
GSK PLC	50,997	941,873
HSBC Holdings PLC	588,310	4,759,402
Marks & Spencer Group PLC	538,276	1,865,451
RELX PLC	33,968	1,347,639
Rio Tinto PLC	59,809	4,448,655
Rolls-Royce Holdings PLC*	696,915	2,658,288
Shell PLC	122,587	4,012,769
SSE PLC	66,047	1,559,103

COMMON STOCKS—93.1%	Shares	Value

United Kingdom (cont'd)
Standard Chartered PLC	234,589	$ 1,990,753
Total common stocks (cost $289,041,318)		344,101,120

PREFERRED STOCKS—0.7%
Germany—0.7%
Volkswagen AG	20,455	2,521,203
Total preferred stocks (cost $2,381,168)		2,521,203

EXCHANGE TRADED FUNDS—4.7%
United States—4.7%
iShares MSCI India ETF	252,500	12,324,525
Xtrackers Harvest CSI 300 China A-Shares ETF(a)	203,925	4,875,847
Total exchange traded funds (cost $16,389,105)		17,200,372

MONEY MARKET FUNDS—1.3%
First American Government Obligations Fund—Class X, 5.29%#	4,679,500	4,679,500
Total money market funds (cost $4,679,500)		4,679,500

Total investment portfolio (cost $312,491,091)—99.8%		368,502,195

Other assets in excess of liabilities—0.2%		935,135

Total net assets—100.0%		$369,437,330

* Non-income producing security

(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $4,566,810 or 1.2% of net assets as of the date of this report.

ETF—Exchange Traded Fund

ADR—American Depositary Receipt

CDI—Chess Depositary Interests

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Sector allocation (unaudited)

Sector	Percent of net assets
Financials	17.7%
Information technology	17.3%
Industrials	15.3%
Consumer discretionary	12.9%
Health care	9.0%
Consumer staples	5.9%
Communication services	4.8%
Exchange traded funds	4.7%
Utilities	3.7%
Materials	3.4%
Energy	3.2%
Money market funds	1.3%
Real estate	0.6%

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

12.31.2023

CARILLON EAGLE GROWTH & INCOME FUND

COMMON STOCKS—98.4%	Shares	Value
Domestic—86.7%
Aerospace & defense—1.5%
Northrop Grumman Corp.	19,385	$9,074,894

Air freight & logistics—2.3%
FedEx Corp.	56,694	14,341,881

Banks—6.6%
JPMorgan Chase & Co.	123,090	20,937,609
The PNC Financial Services Group, Inc.	124,115	19,219,208

Beverages—1.9%
PepsiCo, Inc.	66,739	11,334,952

Biotechnology—5.3%
AbbVie, Inc.	110,643	17,146,346
Amgen, Inc.	52,023	14,983,664

Capital markets—6.5%
BlackRock, Inc.	24,805	20,136,699
The Goldman Sachs Group, Inc.	50,783	19,590,558

Chemicals—3.1%
Eastman Chemical Co.	112,858	10,136,906
PPG Industries, Inc.	60,722	9,080,975

Communications equipment—2.6%
Motorola Solutions, Inc.	50,197	15,716,179

Consumer staples distribution & retail—2.0%
Target Corp.	86,089	12,260,795

Electric utilities—2.2%
NextEra Energy, Inc.	219,646	13,341,298

Food products—2.5%
Mondelez International, Inc., Class A	212,744	15,409,048

Ground transportation—2.6%
Union Pacific Corp.	64,068	15,736,382

Health care equipment & supplies—2.3%
Abbott Laboratories	127,301	14,012,021

Health care providers & services—2.4%
UnitedHealth Group, Inc.	27,716	14,591,643

Hotels, restaurants & leisure—3.6%
McDonald’s Corp.	75,287	22,323,348

Household products—2.2%
The Procter & Gamble Co.	93,212	13,659,286

Industrial conglomerates—2.5%
Honeywell International, Inc.	72,969	15,302,329

Industrial real estate investment trusts (REITs)—2.5%
Prologis, Inc.	114,682	15,287,111

Multi-utilities—1.7%
WEC Energy Group, Inc.	125,683	10,578,738

Oil, gas & consumable fuels—5.6%
Chevron Corp.	162,954	24,306,219
The Williams Cos, Inc.	277,853	9,677,620

Pharmaceuticals—3.3%
Merck & Co., Inc.	185,802	20,256,134

Semiconductors & semiconductor equipment—8.9%
Analog Devices, Inc.	79,668	15,818,878
Broadcom, Inc.	19,510	21,778,037

COMMON STOCKS—98.4%	Shares	Value

Semiconductors & semiconductor equipment (cont'd)
Texas Instruments, Inc.	96,723	$ 16,487,403

Software—5.4%
Microsoft Corp.	70,883	26,654,843
Oracle Corp.	60,558	6,384,630

Specialized real estate investment trusts (REITs)—3.2%
American Tower Corp.	48,582	10,487,882
Equinix, Inc.	11,026	8,880,230

Specialty retail—2.5%
The Home Depot, Inc.	44,784	15,519,895

Wireless telecommunication services—1.5%
T-Mobile US, Inc.	56,741	9,097,285
Total domestic common stocks (cost $338,468,197)		529,550,926

Foreign—11.7%
Electrical equipment—2.6%
Eaton Corp. PLC	66,177	15,936,745

Electronic equipment, instruments & components—2.8%
TE Connectivity Ltd.	121,196	17,028,038

Health care equipment & supplies—2.7%
Medtronic PLC	202,134	16,651,799

IT services—1.8%
Accenture PLC, Class A	31,304	10,984,887

Pharmaceuticals—1.8%
AstraZeneca PLC, Sponsored ADR	161,556	10,880,796
Total foreign common stocks (cost $53,271,000)		71,482,265

Total common stocks (cost $391,739,197)

Total investment portfolio (cost $391,739,197)—98.4%		601,033,191

Other assets in excess of liabilities—1.6%		9,653,821

Total net assets—100.0%		$610,687,012

ADR—American Depositary Receipt

Sector allocation (unaudited)

Sector	Percent of net assets
Information technology	21.4%
Health care	17.8%
Financials	13.1%
Industrials	11.5%
Consumer staples	8.6%
Consumer discretionary	6.2%
Real estate	5.7%
Energy	5.6%
Utilities	3.9%
Materials	3.1%
Communication services	1.5%

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolios

12.31.2023

CARILLON EAGLE MID CAP GROWTH FUND

COMMON STOCKS—99.8%	Shares	Value
Aerospace & defense—1.7%
Axon Enterprise, Inc.*	288,200	$74,450,706
TransDigm Group, Inc.	37,471	37,905,664

Beverages—2.6%
Celsius Holdings, Inc.*	1,632,984	89,030,287
Monster Beverage Corp.*	1,413,775	81,447,578

Biotechnology—3.3%
Alnylam Pharmaceuticals, Inc.*	196,378	37,588,713
Apellis Pharmaceuticals, Inc.*	326,274	19,530,762
BioMarin Pharmaceutical, Inc.*	317,492	30,612,579
Karuna Therapeutics, Inc.*	129,352	40,941,201
Neurocrine Biosciences, Inc.*	532,968	70,223,864
Sarepta Therapeutics, Inc.*	158,422	15,276,633

Building products—1.1%
Fortune Brands Innovations, Inc.	906,970	69,056,696

Capital markets—6.3%
LPL Financial Holdings, Inc.	448,520	102,092,122
MarketAxess Holdings, Inc.	276,426	80,951,354
Moody’s Corp.	261,133	101,988,105
MSCI, Inc.	214,421	121,287,239

Chemicals—0.6%
Corteva, Inc.	849,354	40,701,044

Commercial services & supplies—4.0%
RB Global, Inc.	1,838,343	122,966,764
Waste Connections, Inc.	921,138	137,498,269

Communications equipment—0.8%
Arista Networks, Inc.*	231,199	54,449,677

Construction & engineering—0.8%
Quanta Services, Inc.	244,035	52,662,753

Construction materials—1.8%
Martin Marietta Materials, Inc.	232,741	116,116,812

Consumer staples distribution & retail—1.1%
Casey’s General Stores, Inc.	262,946	72,241,784

Electrical equipment—0.9%
Vertiv Holdings Co., Class A	1,257,608	60,402,912

Electronic equipment, instruments & components—0.7%
Cognex Corp.	1,066,150	44,501,101

Energy equipment & services—3.2%
Baker Hughes Co.	4,202,424	143,638,852
Halliburton Co.	1,774,273	64,139,969

Entertainment—0.8%
Take-Two Interactive Software, Inc.*	315,972	50,855,693

Financial services—2.2%
FleetCor Technologies, Inc.*	122,431	34,600,225
Global Payments, Inc.	542,770	68,931,790
Toast, Inc., Class A*	2,241,131	40,923,052

Food products—0.7%
Freshpet, Inc.*	486,135	42,177,073

Ground transportation—2.0%
Old Dominion Freight Line, Inc.	312,483	126,658,734

Health care equipment & supplies—6.8%
Align Technology, Inc.*	196,044	53,716,056
DexCom, Inc.*	1,283,653	159,288,501

COMMON STOCKS—99.8%	Shares	Value
Health care equipment & supplies (cont'd)
IDEXX Laboratories, Inc.*	212,807	$ 118,118,525
Penumbra, Inc.*	258,083	64,918,198
Shockwave Medical, Inc.*	212,286	40,453,220

Health care providers & services—2.2%
Cencora, Inc.	505,388	103,796,587
Chemed Corp.	68,369	39,978,773

Health care technology—1.1%
Veeva Systems, Inc., Class A*	362,086	69,708,797

Hotels, restaurants & leisure—6.7%
Chipotle Mexican Grill, Inc.*	33,250	76,041,420
DraftKings, Inc., Class A*	1,804,680	63,614,970
Hyatt Hotels Corp., Class A	504,961	65,851,964
Planet Fitness, Inc., Class A*	1,247,062	91,035,526
Royal Caribbean Cruises Ltd.*	444,715	57,586,145
Vail Resorts, Inc.	353,908	75,548,741

Industrial real estate investment trusts (REITs)—0.8%
EastGroup Properties, Inc.	277,472	50,927,211

Interactive media & services—0.7%
Match Group, Inc.*	1,166,436	42,574,914

IT services—1.2%
Gartner, Inc.*	178,145	80,362,991

Life sciences tools & services—4.9%
10X Genomics, Inc., Class A*	536,691	30,033,228
Bio-Techne Corp.	533,265	41,146,727
IQVIA Holdings, Inc.*	386,979	89,539,201
Medpace Holdings, Inc.*	100,303	30,745,879
Repligen Corp.*	205,675	36,980,365
West Pharmaceutical Services, Inc.	256,681	90,382,514

Machinery—3.0%
Lincoln Electric Holdings, Inc.	305,030	66,331,824
Westinghouse Air Brake Technologies Corp.	1,009,917	128,158,467

Media—1.2%
The Trade Desk, Inc., Class A*	1,111,821	80,006,639

Oil, gas & consumable fuels—0.7%
Antero Resources Corp.*	1,918,936	43,521,469

Pharmaceuticals—0.8%
Zoetis, Inc.	270,396	53,368,059

Professional services—2.1%
Booz Allen Hamilton Holding Corp.	716,236	91,613,747
Paycom Software, Inc.	224,112	46,328,432

Real estate management & development—1.1%
CoStar Group, Inc.*	773,508	67,596,864

Semiconductors & semiconductor equipment—5.0%
Entegris, Inc.	1,058,562	126,836,899
Marvell Technology, Inc.	1,371,669	82,725,357
Monolithic Power Systems, Inc.	179,697	113,349,274

Software—15.7%
BILL Holdings, Inc.*	599,449	48,909,044
Crowdstrike Holdings, Inc., Class A*	647,968	165,439,190
Datadog, Inc., Class A*	539,258	65,455,136
Fair Isaac Corp.*	43,284	50,383,009
Five9, Inc.*	506,887	39,886,938
HubSpot, Inc.*	95,596	55,497,302

14	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

12.31.2023

CARILLON EAGLE MID CAP GROWTH FUND (cont’d)

COMMON STOCKS—99.8%	Shares	Value
Software (cont'd)
Palo Alto Networks, Inc.*	380,098	$ 112,083,298
PTC, Inc.*	559,794	97,941,558
Synopsys, Inc.*	391,157	201,410,651
Tyler Technologies, Inc.*	231,409	96,756,731
Unity Software, Inc.*	1,926,538	78,776,139

Specialized real estate investment trusts (REITs)—1.4%
SBA Communications Corp.	347,735	88,216,892

Specialty retail—5.1%
AutoZone, Inc.*	19,798	51,189,907
Five Below, Inc.*	284,188	60,577,514
Ross Stores, Inc.	918,014	127,043,957
Ulta Beauty, Inc.*	178,351	87,390,207

Textiles, apparel & luxury goods—1.2%
Lululemon Athletica, Inc.*	153,405	78,434,442

Trading companies & distributors—3.5%
United Rentals, Inc.	172,645	98,998,096
W.W. Grainger, Inc.	151,515	125,558,964
Total common stocks (cost $4,424,051,491)		6,447,986,466

Total investment portfolio (cost $4,424,051,491)—99.8%		6,447,986,466

Other assets in excess of liabilities—0.2%		11,092,315

Total net assets—100.0%		$6,459,078,781

* Non-income producing security

Sector allocation (unaudited)

Sector	Percent of net assets
Information technology	23.5%
Industrials	19.2%
Health care	19.1%
Consumer discretionary	12.9%
Financials	8.5%
Consumer staples	4.4%
Energy	3.9%
Real estate	3.2%
Communication services	2.7%
Materials	2.4%

CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS—100.0%	Shares	Value
Aerospace & defense—3.3%
AeroVironment, Inc.*	55,129	$6,948,459
Woodward, Inc.	90,344	12,298,529

Beverages—1.9%
Celsius Holdings, Inc.*	205,431	11,200,098

Biotechnology—8.0%
89bio, Inc.*	216,789	2,421,533

COMMON STOCKS—100.0%	Shares	Value
Biotechnology (cont'd)
ACELYRIN, Inc.*	116,542	$ 869,403
Aldeyra Therapeutics, Inc.*	297,056	1,042,667
Alkermes PLC*	146,956	4,076,560
Arrowhead Pharmaceuticals, Inc.*	159,623	4,884,464
Blueprint Medicines Corp.*	65,421	6,034,433
BridgeBio Pharma, Inc.*	58,030	2,342,671
Cytokinetics, Inc.*	59,042	4,929,417
Denali Therapeutics, Inc.*	91,027	1,953,439
Halozyme Therapeutics, Inc.*	15,296	565,340
Insmed, Inc.*	157,567	4,883,001
Intellia Therapeutics, Inc.*	77,381	2,359,347
Vaxcyte, Inc.*	102,858	6,459,482
Viking Therapeutics, Inc.*	79,957	1,488,000
Viridian Therapeutics, Inc.*	125,123	2,725,179

Building products—1.7%
Zurn Elkay Water Solutions Corp.	333,515	9,808,676

Capital markets—4.4%
LPL Financial Holdings, Inc.	25,550	5,815,691
MarketAxess Holdings, Inc.	16,321	4,779,605
PJT Partners, Inc., Class A	150,471	15,328,481

Chemicals—2.7%
Quaker Chemical Corp.	75,504	16,114,064

Commercial services & supplies—5.4%
Casella Waste Systems, Inc., Class A*	61,786	5,280,232
MSA Safety, Inc.	71,780	12,118,617
RB Global, Inc.	219,273	14,667,171

Construction & engineering—0.3%
Comfort Systems USA, Inc.	7,323	1,506,121

Construction materials—2.7%
Summit Materials, Inc., Class A*	415,309	15,972,784

Consumer finance—1.4%
FirstCash Holdings, Inc.	76,826	8,327,170

Consumer staples distribution & retail—0.9%
Casey’s General Stores, Inc.	20,154	5,537,110

Diversified consumer services—1.0%
OneSpaWorld Holdings Ltd.*	423,308	5,968,643

Electrical equipment—2.4%
nVent Electric PLC	98,679	5,830,942
Shoals Technologies Group, Inc., Class A*	273,640	4,252,366
Thermon Group Holdings, Inc.*	128,761	4,193,746

Electronic equipment, instruments & components—0.6%
Badger Meter, Inc.	19,147	2,955,722
OSI Systems, Inc.*	4,696	606,019

Energy equipment & services—1.5%
Liberty Energy, Inc.	488,344	8,858,560

Financial services—0.5%
Flywire Corp.*	116,452	2,695,864

Food products—0.9%
Freshpet, Inc.*	64,409	5,588,125

Ground transportation—2.2%
Landstar System, Inc.	67,153	13,004,178

Health care equipment & supplies—4.8%
CONMED Corp.	23,439	2,566,805
Haemonetics Corp.*	79,032	6,758,026

The accompanying notes are an integral part of the financial statements.	15

Investment Portfolios

12.31.2023

CARILLON EAGLE SMALL CAP GROWTH FUND (cont’d)

COMMON STOCKS—100.0%	Shares	Value
Health care equipment & supplies (cont'd)
Inmode Ltd.*	77,578	$ 1,725,335
iRhythm Technologies, Inc.*	25,098	2,686,490
Lantheus Holdings, Inc.*	103,203	6,398,586
Merit Medical Systems, Inc.*	108,014	8,204,743

Health care providers & services—3.4%
Guardant Health, Inc.*	82,369	2,228,081
HealthEquity, Inc.*	64,980	4,308,174
Progyny, Inc.*	191,548	7,121,755
The Ensign Group, Inc.	54,275	6,090,198

Health care technology—1.8%
Evolent Health, Inc., Class A*	236,182	7,801,092
Schrodinger, Inc.*	79,003	2,828,307

Hotels, restaurants & leisure—6.7%
Cava Group, Inc.*(a)	94,773	4,073,344
Everi Holdings, Inc.*	395,434	4,456,541
PENN Entertainment, Inc.*	151,167	3,933,365
Planet Fitness, Inc., Class A*	99,691	7,277,443
SeaWorld Entertainment, Inc.*	172,954	9,137,160
Wingstop, Inc.	40,325	10,346,588

Industrial real estate investment trusts (REITs)—2.0%
EastGroup Properties, Inc.	65,311	11,987,181

Insurance—0.9%
Kinsale Capital Group, Inc.	15,956	5,343,824

Interactive media & services—0.7%
Bumble, Inc., Class A*	268,048	3,951,028

Life sciences tools & services—0.5%
Medpace Holdings, Inc.*	10,360	3,175,651

Machinery—3.8%
Chart Industries, Inc.*	45,048	6,141,394
Donaldson Co, Inc.	45,574	2,978,261
Esab Corp.	103,361	8,953,130
Federal Signal Corp.	56,421	4,329,747

Media—0.5%
TechTarget, Inc.*	88,722	3,092,849

Oil, gas & consumable fuels—4.6%
Antero Resources Corp.*	133,268	3,022,519
Chord Energy Corp.	46,801	7,779,730
Viper Energy, Inc.	514,959	16,159,413

Personal care products—1.8%
BellRing Brands, Inc.*	86,280	4,782,500
elf Beauty, Inc.*	39,438	5,692,481

Pharmaceuticals—1.5%
Intra-Cellular Therapies, Inc.*	124,403	8,909,743

Professional services—0.6%
Parsons Corp.*	53,424	3,350,219

Semiconductors & semiconductor equipment—7.0%
Impinj, Inc.*	60,012	5,402,880
Lattice Semiconductor Corp.*	147,797	10,196,515
Onto Innovation, Inc.*	58,624	8,963,610
Rambus, Inc.*	136,947	9,346,633
Silicon Laboratories, Inc.*	57,635	7,623,381

Software—11.0%
Appfolio, Inc., Class A*	35,482	6,146,902

COMMON STOCKS—100.0%	Shares	Value
Software (cont'd)
Five9, Inc.*	74,296	$ 5,846,352
Freshworks, Inc., Class A*	422,274	9,919,216
Monday.com Ltd.*	56,338	10,580,840
PROS Holdings, Inc.*	211,305	8,196,521
Rapid7, Inc.*	82,618	4,717,488
Smartsheet, Inc., Class A*	187,233	8,953,482
Sprout Social, Inc., Class A*	98,502	6,051,963
Varonis Systems, Inc.*	94,627	4,284,710

Specialty retail—3.0%
Boot Barn Holdings, Inc.*	99,349	7,626,029
Five Below, Inc.*	46,344	9,878,687

Technology hardware, storage & peripherals—0.9%
Super Micro Computer, Inc.*	18,981	5,395,539

Textiles, apparel & luxury goods—0.6%
Figs, Inc., Class A*	501,432	3,484,952

Trading companies & distributors—2.1%
Herc Holdings, Inc.	33,740	5,023,549
WESCO International, Inc.	43,337	7,535,437
Total common stocks (cost $442,090,794)		589,458,298

MONEY MARKET FUNDS—0.1%
First American Government Obligations Fund—Class X, 5.29%#	615,239	615,239
Total money market funds (cost $615,239)		615,239

Total investment portfolio (cost $442,706,033)—100.1%		590,073,537

Liabilities in excess of other assets—(0.1)%		(560,448)

Total net assets—100.0%		$589,513,089

* Non-income producing security

(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $577,909 or 0.1% of net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Sector allocation (unaudited)

Sector	Percent of net assets
Industrials	21.8%
Health care	20.0%
Information technology	19.5%
Consumer discretionary	11.2%
Financials	7.2%
Energy	6.1%
Consumer staples	5.6%
Materials	5.4%
Real estate	2.0%
Communication services	1.2%
Money market funds	0.1%

16	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

12.31.2023

CARILLON SCOUT MID CAP FUND

COMMON STOCKS—99.8%	Shares	Value
Aerospace & defense—1.7%
BWX Technologies, Inc.	170,350	$13,070,955
Huntington Ingalls Industries, Inc.	31,774	8,249,801
L3Harris Technologies, Inc.	34,946	7,360,327
Textron, Inc.	367,945	29,590,137

Automobile components—0.3%
Lear Corp.	71,420	10,085,218

Automobiles—0.6%
Thor Industries, Inc.	158,267	18,715,073

Banks—4.1%
Citizens Financial Group, Inc.	1,506,821	49,936,048
Commerce Bancshares, Inc.	112,320	5,998,987
First Horizon Corp.	5,632,448	79,755,464

Beverages—0.7%
Monster Beverage Corp.*	413,757	23,836,541

Biotechnology—3.5%
BioMarin Pharmaceutical, Inc.*	767,476	74,000,036
Exelixis, Inc.*	353,551	8,481,689
Neurocrine Biosciences, Inc.*	253,574	33,410,910

Building products—1.9%
Builders FirstSource, Inc.*	110,400	18,430,176
Carrier Global Corp.	369,748	21,242,022
Owens Corning	151,656	22,479,969

Capital markets—3.8%
Cboe Global Markets, Inc.	382,336	68,269,916
Evercore, Inc., Class A	302,086	51,671,810
Morningstar, Inc.	23,481	6,721,202

Chemicals—1.5%
CF Industries Holdings, Inc.	124,856	9,926,052
Corteva, Inc.	162,296	7,777,224
Huntsman Corp.	120,288	3,022,837
The Mosaic Co.	441,172	15,763,076
Westlake Corp.	103,148	14,436,594

Commercial services & supplies—2.2%
Clean Harbors, Inc.*	136,560	23,831,086
Copart, Inc.*	434,745	21,302,505
RB Global, Inc.	418,831	28,015,605

Communications equipment—1.7%
Arista Networks, Inc.*	212,868	50,132,543
Lumentum Holdings, Inc.*	116,815	6,123,442

Construction & engineering—2.5%
Quanta Services, Inc.	383,817	82,827,709

Construction materials—2.0%
Eagle Materials, Inc.	156,250	31,693,750
Martin Marietta Materials, Inc.	33,791	16,858,668
Vulcan Materials Co.	85,956	19,512,871

Consumer finance—1.8%
Ally Financial, Inc.	1,751,269	61,154,313

Consumer staples distribution & retail—1.2%
Albertsons Cos., Inc., Class A	843,135	19,392,105
Casey’s General Stores, Inc.	72,833	20,010,138

Distributors—0.3%
LKQ Corp.	199,692	9,543,281

COMMON STOCKS—99.8%	Shares	Value
Electric utilities—1.8%
Evergy, Inc.	420,807	$ 21,966,125
PPL Corp.	1,405,958	38,101,462

Electrical equipment—2.3%
AMETEK, Inc.	155,091	25,572,955
Generac Holdings, Inc.*	54,184	7,002,740
Hubbell, Inc.	115,028	37,836,160
Rockwell Automation, Inc.	23,626	7,335,401

Electronic equipment, instruments & components—0.8%
Flex Ltd.*	503,826	15,346,540
Keysight Technologies, Inc.*	63,378	10,082,806
Zebra Technologies Corp., Class A*	9,981	2,728,107

Energy equipment & services—2.3%
Baker Hughes Co.	594,874	20,332,793
Noble Corp. PLC	778,572	37,496,028
Transocean Ltd.*	3,093,441	19,643,350

Entertainment—2.2%
Live Nation Entertainment, Inc.*	211,254	19,773,374
Take-Two Interactive Software, Inc.*	156,960	25,262,712
TKO Group Holdings, Inc.	338,850	27,643,383

Financial services—0.3%
Jack Henry & Associates, Inc.	54,919	8,974,314

Food products—1.5%
Darling Ingredients, Inc.*	748,807	37,320,541
The Hershey Co.	31,209	5,818,606
Tyson Foods, Inc., Class A	120,077	6,454,139

Gas utilities—0.9%
Atmos Energy Corp.	247,589	28,695,565

Ground transportation—1.2%
Knight-Swift Transportation Holdings, Inc.	171,943	9,912,514
U-Haul Holding Co.*	63,375	4,550,325
U-Haul Holding Co., Series N	371,691	26,181,914

Health care equipment & supplies—2.0%
Align Technology, Inc.*	59,375	16,268,750
Edwards Lifesciences Corp.*	530,899	40,481,049
Insulet Corp.*	50,356	10,926,245

Health care providers & services—3.1%
Cencora, Inc.	165,090	33,906,184
Centene Corp.*	494,616	36,705,453
Henry Schein, Inc.*	167,183	12,657,425
Molina Healthcare, Inc.*	59,334	21,437,968

Hotel & resort real estate investment trusts (REITs)—0.3%
Host Hotels & Resorts, Inc.	588,323	11,454,649

Hotels, restaurants & leisure—3.6%
Boyd Gaming Corp.	279,983	17,529,736
Chipotle Mexican Grill, Inc.*	13,354	30,540,064
Darden Restaurants, Inc.	22,938	3,768,713
Las Vegas Sands Corp.	641,550	31,570,675
Texas Roadhouse, Inc.	155,264	18,977,919
Vail Resorts, Inc.	77,741	16,595,371

Household durables—2.3%
D.R. Horton, Inc.	255,540	38,836,969
Garmin Ltd.	41,904	5,386,340
NVR, Inc.*	4,465	31,257,010

The accompanying notes are an integral part of the financial statements.	17

Investment Portfolios

12.31.2023

CARILLON SCOUT MID CAP FUND (cont’d)

COMMON STOCKS—99.8%	Shares	Value
Industrial real estate investment trusts (REITs)—2.5%
EastGroup Properties, Inc.	168,693	$ 30,961,913
STAG Industrial, Inc.	1,325,169	52,026,135

Insurance—4.0%
Arch Capital Group Ltd.*	249,416	18,524,126
Axis Capital Holdings Ltd.	330,465	18,297,847
Brown & Brown, Inc.	211,074	15,009,472
Everest Group Ltd.	58,527	20,693,977
First American Financial Corp.	171,526	11,053,136
Kinsale Capital Group, Inc.	67,941	22,754,120
White Mountains Insurance Group Ltd.	17,506	26,346,705

IT services—0.7%
Gartner, Inc.*	52,780	23,809,586

Leisure products—1.4%
Brunswick Corp.	285,358	27,608,387
Polaris, Inc.	85,951	8,145,576
YETI Holdings, Inc.*	188,024	9,735,883

Life sciences tools & services—1.2%
Agilent Technologies, Inc.	288,791	40,150,613

Machinery—3.8%
AGCO Corp.	54,678	6,638,456
Chart Industries, Inc.*	275,848	37,606,358
Ingersoll Rand, Inc.	145,673	11,266,350
Parker-Hannifin Corp.	68,200	31,419,740
The Timken Co.	266,019	21,321,423
Xylem, Inc.	159,305	18,218,119

Marine transportation—0.1%
Kirby Corp.*	63,447	4,979,321

Media—0.2%
Fox Corp., Class A	203,649	6,042,266

Metals & mining—1.7%
Agnico Eagle Mines Ltd.	241,636	13,253,735
Alamos Gold, Inc., Class A	1,043,789	14,059,838
Freeport-McMoRan, Inc.	143,103	6,091,895
Nucor Corp.	125,587	21,857,161

Multi-utilities—2.4%
CenterPoint Energy, Inc.	2,249,971	64,281,671
WEC Energy Group, Inc.	204,018	17,172,195

Oil, gas & consumable fuels—3.4%
Cameco Corp.	391,560	16,876,236
Cheniere Energy, Inc.	107,249	18,308,477
Chesapeake Energy Corp.	404,044	31,087,145
Valero Energy Corp.	64,630	8,401,900
Viper Energy, Inc.	1,260,733	39,561,802

Passenger airlines—1.0%
Delta Air Lines, Inc.	790,740	31,811,470

Professional services—1.7%
Booz Allen Hamilton Holding Corp.	229,234	29,321,321
FTI Consulting, Inc.*	14,922	2,971,716
Paycom Software, Inc.	113,182	23,396,983

Real estate management & development—0.4%
CoStar Group, Inc.*	169,559	14,817,761

COMMON STOCKS—99.8%	Shares	Value
Residential real estate investment trusts (REITs)—1.2%
Mid-America Apartment Communities, Inc.	300,368	$ 40,387,481

Retail real estate investment trusts (REITs)—1.5%
Agree Realty Corp.	818,440	51,520,798

Semiconductors & semiconductor equipment—3.2%
KLA Corp.	15,160	8,812,508
Marvell Technology, Inc.	55,544	3,349,859
Microchip Technology, Inc.	34,541	3,114,907
Monolithic Power Systems, Inc.	42,456	26,780,396
ON Semiconductor Corp.*	158,026	13,199,912
Skyworks Solutions, Inc.	106,555	11,978,913
Teradyne, Inc.	263,805	28,628,118
Universal Display Corp.	54,032	10,334,160

Software—8.0%
AppLovin Corp., Class A*	332,721	13,258,932
Crowdstrike Holdings, Inc., Class A*	166,229	42,441,588
Palantir Technologies, Inc., Class A*	9,204,730	158,045,214
Teradata Corp.*	847,694	36,883,166
Workday, Inc., Class A*	60,442	16,685,619

Specialty retail—3.0%
Murphy USA, Inc.	73,785	26,308,779
O’Reilly Automotive, Inc.*	12,258	11,646,081
Ross Stores, Inc.	106,963	14,802,609
Tractor Supply Co.	103,589	22,274,743
Ulta Beauty, Inc.*	53,997	26,457,990

Technology hardware, storage & peripherals—1.6%
Dell Technologies, Inc., Class C	456,841	34,948,337
Pure Storage, Inc., Class A*	548,026	19,542,607

Textiles, apparel & luxury goods—1.0%
Lululemon Athletica, Inc.*	65,157	33,314,122

Trading companies & distributors—1.4%
United Rentals, Inc.	58,302	33,431,533
W.W. Grainger, Inc.	17,561	14,552,625
Total common stocks (cost $2,675,342,213)		3,333,544,266

Total investment portfolio (cost $2,675,342,213) —99.8%		3,333,544,266

Other assets in excess of liabilities—0.2%		5,191,583

Total net assets—100.0%		$3,338,735,849

* Non-income producing security

Sector allocation (unaudited)

Sector	Percent of net assets
Industrials	19.8%
Information technology	16.1%
Financials	13.9%
Consumer discretionary	12.4%
Health care	9.8%
Real estate	6.0%
Energy	5.7%
Materials	5.2%

18	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

12.31.2023

CARILLON SCOUT MID CAP FUND (cont’d)

Sector allocation (unaudited) (cont'd)

Sector	Percent of net assets
Utilities	5.1%
Consumer staples	3.4%
Communication services	2.4%

CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS—99.7%	Shares	Value
Aerospace & defense—2.3%
Kratos Defense & Security Solutions, Inc.*	289,478	$5,873,509

Air freight & logistics—1.1%
Forward Air Corp.	43,864	2,757,730

Automobile components—2.8%
Patrick Industries, Inc.	49,565	4,973,848
Stoneridge, Inc.*	115,539	2,261,098

Automobiles—1.6%
Thor Industries, Inc.	35,243	4,167,485

Banks—2.6%
Axos Financial, Inc.*	67,939	3,709,470
Hilltop Holdings, Inc.	89,620	3,155,520

Beverages—1.2%
MGP Ingredients, Inc.	30,447	2,999,638

Biotechnology—5.2%
Halozyme Therapeutics, Inc.*	120,532	4,454,863
Insmed, Inc.*	135,485	4,198,680
Vericel Corp.*	140,664	5,009,045

Capital markets—3.6%
Cohen & Steers, Inc.	65,406	4,953,197
PJT Partners, Inc., Class A	44,406	4,523,639

Chemicals—1.9%
Balchem Corp.	33,707	5,013,916

Commercial services & supplies—0.8%
Aris Water Solutions, Inc., Class A	262,626	2,203,432

Construction & engineering—2.0%
Dycom Industries, Inc.*	45,307	5,214,383

Consumer staples distribution & retail—1.2%
The Chefs’ Warehouse, Inc.*	105,666	3,109,750

Diversified consumer services—1.7%
OneSpaWorld Holdings Ltd.*	319,269	4,501,693

Electrical equipment—1.1%
Vicor Corp.*	66,636	2,994,622

Electronic equipment, instruments & components—9.1%
Advanced Energy Industries, Inc.	38,182	4,158,784
Coherent Corp.*	79,537	3,462,246
ePlus, Inc.*	68,354	5,457,383
Fabrinet*	36,167	6,883,665
Plexus Corp.*	36,095	3,902,952

Energy equipment & services—0.9%
Core Laboratories, Inc.	130,127	2,298,043

COMMON STOCKS—99.7%	Shares	Value
Financial services—1.2%
I3 Verticals, Inc., Class A*	147,064	$ 3,113,345

Health care equipment & supplies—6.5%
Axonics, Inc.*	43,561	2,710,801
ICU Medical, Inc.*	20,576	2,052,250
Integer Holdings Corp.*	46,556	4,612,768
Lantheus Holdings, Inc.*	48,250	2,991,500
LeMaitre Vascular, Inc.	83,076	4,715,394

Health care providers & services—4.9%
AMN Healthcare Services, Inc.*	51,748	3,874,890
HealthEquity, Inc.*	73,916	4,900,631
ModivCare, Inc.*	26,252	1,154,825
U.S. Physical Therapy, Inc.	29,227	2,722,203

Health care real estate investment trusts (REITs)—1.5%
CareTrust REIT, Inc.	173,381	3,880,267

Health care technology—1.2%
Certara, Inc.*	170,456	2,998,321

Hotels, restaurants & leisure—1.6%
Lindblad Expeditions Holdings, Inc.*	143,053	1,612,207
The Cheesecake Factory, Inc.	74,804	2,618,888

Household durables—4.6%
Installed Building Products, Inc.	41,890	7,658,330
LGI Homes, Inc.*	32,777	4,364,585

Interactive media & services—1.2%
Ziff Davis, Inc.*	46,066	3,095,174

Life sciences tools & services—2.7%
Medpace Holdings, Inc.*	23,231	7,120,998

Machinery—3.5%
Albany International Corp., Class A	44,986	4,418,525
Chart Industries, Inc.*	33,840	4,613,407

Media—0.8%
Magnite, Inc.*	218,349	2,039,380

Metals & mining—1.7%
Materion Corp.	34,359	4,471,137

Oil, gas & consumable fuels—1.5%
Excelerate Energy, Inc., Class A	115,863	1,791,242
Kimbell Royalty Partners LP	148,656	2,237,273

Pharmaceuticals—2.3%
Pacira BioSciences, Inc.*	67,609	2,281,128
Supernus Pharmaceuticals, Inc.*	130,432	3,774,702

Professional services—2.9%
Insperity, Inc.	51,396	6,024,639
TTEC Holdings, Inc.	71,267	1,544,356

Residential real estate investment trusts (REITs)—0.7%
UMH Properties, Inc.	123,063	1,885,325

Semiconductors & semiconductor equipment—6.9%
Ambarella, Inc.*	50,664	3,105,196
Credo Technology Group Holding Ltd.*	248,810	4,844,331
Impinj, Inc.*	43,740	3,937,912
Power Integrations, Inc.	43,547	3,575,644
Ultra Clean Holdings, Inc.*	74,705	2,550,429

Software—9.2%
Box, Inc., Class A*	161,110	4,126,027

The accompanying notes are an integral part of the financial statements.	19

Investment Portfolios

12.31.2023

CARILLON SCOUT SMALL CAP FUND (cont’d)

COMMON STOCKS—99.7%	Shares	Value
Software (cont'd)
Envestnet, Inc.*	46,538	$ 2,304,562
Intapp, Inc.*	70,327	2,673,832
PagerDuty, Inc.*	108,217	2,505,224
Qualys, Inc.*	29,238	5,738,835
The Descartes Systems Group, Inc.*	54,658	4,594,551
Verint Systems, Inc.*	74,615	2,016,843

Textiles, apparel & luxury goods—1.5%
G-III Apparel Group Ltd.*	114,018	3,874,332

Trading companies & distributors—4.2%
Applied Industrial Technologies, Inc.	40,542	7,001,198
Global Industrial Co.	98,486	3,825,196
Total common stocks (cost $163,542,189)		260,191,194

Total investment portfolio (cost $163,542,189)—99.7%		260,191,194

Other assets in excess of liabilities—0.3%		656,097

Total net assets—100.0%		$260,847,291

* Non-income producing security

Sector allocation (unaudited)

Sector	Percent of net assets
Information technology	25.2%
Health care	22.8%
Industrials	17.8%
Consumer discretionary	13.8%
Financials	7.5%
Materials	3.6%
Energy	2.4%
Consumer staples	2.4%
Real estate	2.2%
Communication services	2.0%

CARILLON REAMS CORE BOND FUND
CORPORATE BONDS—25.2%	Principal Amount	Value
Airlines—2.0%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 04/01/29	$697,637	$683,537
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 08/15/27	4,428,396	4,303,052
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 11/15/32	1,005,432	936,047
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/28	1,363,994	1,209,572
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 05/15/32	1,258,345	1,061,471
Series 2020-1, Class A, 4.00%, 11/15/32	1,113,109	1,018,970
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 12/01/27	226,260	209,974

CORPORATE BONDS—25.2%	Principal Amount	Value
Airlines (cont'd)
United Airlines, Pass Through Trust, (cont'd)
Series 2016-2, Class AA, 2.88%, 10/07/28	$ 689,914	$ 616,424
Series 2018-1, Class AA, 3.50%, 09/01/31	349,392	318,209

Auto manufacturers—1.9%
General Motors Financial Co., Inc.,
1.25%, 01/08/26	3,580,000	3,312,277
3.10%, 01/12/32	1,105,000	940,760
6.05%, 10/10/25	2,585,000	2,614,428
Volkswagen Group of America Finance LLC,
144A, 3.75%, 05/13/30	3,105,000	2,861,334

Banks—7.9%
Bank of America Corp.
(Fixed until 10/20/31, then SOFR + 1.21%), 2.57%, 10/20/32	2,270,000	1,881,993
(Fixed until 04/27/32, then SOFR + 1.83%), 4.57%, 04/27/33	2,340,000	2,230,445
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	3,370,000	3,333,707
Citigroup, Inc.
(Fixed until 01/25/32, then SOFR + 1.35%), 3.06%, 01/25/33	2,605,000	2,222,538
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	7,670,000	6,897,992
HSBC Holdings PLC, 4.95%, 03/31/30	2,285,000	2,265,607
JPMorgan Chase & Co.
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	2,100,000	1,799,358
(Fixed until 04/26/32, then SOFR + 1.80%), 4.59%, 04/26/33	3,745,000	3,618,215
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33	4,325,000	4,276,258
The PNC Financial Services Group, Inc. (Fixed until 10/28/32, then SOFR Index + 2.14%), 6.04%, 10/28/33	1,290,000	1,347,803
Wells Fargo & Co.
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	3,325,000	2,904,109
(Fixed until 04/04/30, then 3 Month Term SOFR + 4.03%), 4.48%, 04/04/31	3,045,000	2,941,612
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	4,520,000	4,403,269

Capital markets—3.0%
Morgan Stanley (Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	6,690,000	5,690,905
The Bank of New York Mellon Corp. (Fixed until 04/26/33, then SOFR + 1.61%), 4.97%, 04/26/34	2,775,000	2,761,298
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	5,155,000	4,425,127
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	1,825,000	1,673,385
(Fixed until 08/13/29, then 3 Month LIBOR USD + 1.47%), 144A, 3.13%, 08/13/30	625,000	557,695

Containers & packaging—0.5%
Sonoco Products Co., 3.13%, 05/01/30	2,695,000	2,426,085

Electric—4.2%
Appalachian Power Co., 2.70%, 04/01/31	3,005,000	2,566,563
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	500,000	466,201
DTE Electric Co., 5.20%, 04/01/33	2,380,000	2,472,298
Duke Energy Florida LLC,
5.65%, 04/01/40	2,590,000	2,673,828
5.88%, 11/15/33	695,000	749,175
Duke Energy Progress LLC, 5.25%, 03/15/33	1,990,000	2,051,037
Entergy Arkansas LLC,
3.35%, 06/15/52	1,550,000	1,122,418
5.30%, 09/15/33	2,105,000	2,154,803
Indianapolis Power & Light Co., 144A, 5.65%, 12/01/32	2,150,000	2,225,109

20	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

12.31.2023

CARILLON REAMS CORE BOND FUND (cont’d)

CORPORATE BONDS—25.2%	Principal Amount	Value

Electric (cont'd)
MidAmerican Energy Co., 5.35%, 01/15/34	$ 1,190,000	$ 1,253,895
Monongahela Power Co., 144A, 5.85%, 02/15/34	1,590,000	1,668,339
Public Service Co. of New Hampshire, 5.35%, 10/01/33	1,490,000	1,560,382
Wisconsin Public Service Corp., 2.85%, 12/01/51	845,000	557,230

Electric utilities—1.4%
IPALCO Enterprises, Inc., 4.25%, 05/01/30	2,515,000	2,323,666
Wisconsin Power and Light Co.,
1.95%, 09/16/31	1,650,000	1,339,531
3.95%, 09/01/32	1,680,000	1,591,138
4.95%, 04/01/33	2,150,000	2,155,286

Equity real estate investment trusts (REITs)—1.0%
Agree LP, 2.00%, 06/15/28	3,940,000	3,416,568
Ventas Realty LP, 4.75%, 11/15/30	1,515,000	1,467,898

Insurance—0.7%
Equitable Financial Life Global Funding, 144A, 1.70%, 11/12/26	625,000	563,070
MetLife, Inc., 5.38%, 07/15/33	2,650,000	2,762,554

Multi-utilities—1.5%
CenterPoint Energy, Inc., 2.50%, 09/01/24	2,015,000	1,972,089
Dominion Energy, Inc., 3.38%, 04/01/30	1,540,000	1,417,753
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	2,195,000	1,846,265
WEC Energy Group, Inc., 1.80%, 10/15/30	2,670,000	2,176,918

Oil, gas & consumable fuels—0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	2,395,000	2,278,149

Tobacco—0.4%
Altria Group, Inc., 2.45%, 02/04/32	2,580,000	2,103,911

Transportation—0.3%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/52	1,740,000	1,215,669
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	2,941	2,941
Series 2005, 5.08%, 01/02/29	126,690	127,292
Series 2006, 5.87%, 07/02/30	149,805	153,912
Total corporate bonds (cost $134,343,089)		128,179,344

MORTGAGE AND ASSET-BACKED SECURITIES—64.5%
Asset-backed securities—17.5%
Ally Auto Receivables Trust,
Series 2022-3, Class A2, 5.29%, 06/16/25	736,569	736,092
Series 2023-1, Class A2, 5.76%, 11/15/26	3,670,000	3,674,782
AMSR Trust, Series 2020-SFR4, Class A, 144A, 1.36%, 11/17/37	1,794,000	1,667,883
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-1A, Class A, 144A, 3.83%, 08/20/28	4,135,000	3,945,530
Series 2022-4A, Class A, 144A, 4.77%, 02/20/29	4,300,000	4,220,515
Bank of America Auto Trust, Series 2023-1A, Class A2, 144A, 5.83%, 05/15/26	5,215,000	5,222,196
BMW Vehicle Lease Trust,
Series 2022-1, Class A3, 1.10%, 03/25/25	686,408	682,513
Series 2023-1, Class A2, 5.27%, 02/25/25	745,015	744,563
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, 05/15/26	2,783,750	2,778,317
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/26	3,100,000	3,105,049

MORTGAGE AND ASSET-BACKED SECURITIES—64.5%	Principal Amount	Value
Asset-backed securities (cont'd)
Ford Credit Auto Owner Trust,
Series 2023-A, Class A2A, 5.14%, 03/15/26	$ 1,520,391	$ 1,517,261
Series 2023-B, Class A2B, (SOFR 30 Day Average + 0.49%), 5.83%, 06/15/26	2,570,000	2,570,462
GM Financial Consumer Automobile Receivables Trust,
Series 2020-3, Class A3, 0.45%, 04/16/25	272,962	272,048
Series 2023-3, Class A2A, 5.74%, 09/16/26	1,995,000	1,998,702
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/26/25	6,265,000	6,047,638
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22%, 10/21/25	2,415,839	2,411,829
Hyundai Auto Receivables Trust,
Series 2023-A, Class A2A, 5.19%, 12/15/25	2,650,996	2,647,261
Series 2023-B, Class A2A, 5.77%, 05/15/26	2,640,000	2,647,168
Series 2023-C, Class A2B (SOFR 30 Day Average + 0.63%), 5.97%, 01/15/27	1,790,000	1,794,100
Invitation Homes Trust, Series 2018-SFR4, Class A (1 Month Term SOFR + 1.21%), 144A, 6.58%, 01/17/38	2,996,675	2,994,472
Mercedes-Benz Auto Lease Trust, Series 2023-A, Class A2, 5.24%, 11/17/25	4,022,432	4,015,483
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A2, 5.26%, 10/15/25	1,554,935	1,553,718
Series 2023-1, Class A2, 5.09%, 01/15/26	1,311,464	1,309,280
Series 2023-2, Class A2, 5.92%, 11/16/26	3,740,000	3,768,485
Nissan Auto Receivables Owner Trust,
Series 2023-A, Class A2A, 5.34%, 02/17/26	2,490,189	2,485,411
Series 2023-B, Class A2A, 5.95%, 05/15/26	1,755,000	1,767,759
Series 2023-B, Class A2B (SOFR 30 Day Average + 0.56%), 5.90%, 05/15/26	2,550,000	2,554,054
Porsche Financial Auto Securitization Trust,
Series 2023-2, Class A2A, 144A, 5.88%, 11/23/26	1,365,000	1,372,271
Series 2023-2, Class A2B (SOFR 30 Day Average + 0.58%), 144A, 5.92%, 11/23/26	1,100,000	1,101,244
Progress Residential Trust, Series 2019-SFR4, Class A, 144A, 2.69%, 10/17/36	1,976,071	1,923,752
STAR Trust,
Series 2021-SFR1, Class A (1 Month Term SOFR + 0.71%), 144A, 6.08%, 04/17/38	1,671,505	1,637,498
Series 2022-SFR3, Class A (1 Month Term SOFR + 1.65%), 144A, 7.01%, 05/17/24	3,272,275	3,259,028
Toyota Auto Receivables Owner Trust,
Series 2022-D, Class A2A, 5.27%, 01/15/26	1,203,061	1,202,034
Series 2023-A, Class A2, 5.05%, 01/15/26	1,334,211	1,331,576
Series 2023-B, Class A2A, 5.28%, 05/15/26	2,772,565	2,768,430
Series 2023-C, Class A2A, 5.60%, 08/17/26	2,825,000	2,829,691
USAA Auto Owner Trust, Series 2023-A, Class A2, 144A, 5.83%, 07/15/26	1,765,000	1,769,023
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	673,602	666,073

Commercial mortgage-backed securities—14.8%
A&D Mortgage Trust, Series 2023-NQM5, Class A1, 144A, SB, 7.05%, 11/25/68	1,458,806	1,485,150
Benchmark Mortgage Trust,
Series 2018-B5, Class A2, 4.08%, 07/15/51	566,483	550,348
Series 2020-B22, Class A2, 1.16%, 01/15/54	2,741,000	2,509,174
Series 2021-B23, Class A2, 1.62%, 02/15/54	1,160,000	1,048,884
Series 2021-B24, Class A2, 1.95%, 03/15/54	1,935,000	1,748,304
Series 2022-B33, Class A2, 3.32%, 03/15/55	1,905,000	1,740,183

The accompanying notes are an integral part of the financial statements.	21

Investment Portfolios

12.31.2023

CARILLON REAMS CORE BOND FUND (cont’d)

MORTGAGE AND ASSET-BACKED SECURITIES—64.5%	Principal Amount	Value
Commercial mortgage-backed securities (cont'd)
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 144A, SB, 6.44%, 05/25/63	$ 2,365,519	$ 2,387,058
BX Commercial Mortgage Trust, Series 2019-XL, Class A (1 Month Term SOFR + 1.03%), 144A, 6.40%, 10/15/36	357,828	356,919
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 144A, VR, 2.50%, 05/25/51	957,724	784,285
Series 2021-J3, Class A3A, 144A, VR, 2.50%, 09/25/51	1,490,593	1,220,655
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	1,895,000	1,759,161
Flagstar Mortgage Trust,
Series 2021-3INV, Class A2, 144A, VR, 2.50%, 06/25/51	1,372,354	1,123,829
Series 2021-3INV, Class A18, 144A, VR, 5.00%, 06/25/51	708,183	684,550
Series 2021-4, Class A5, 144A, VR, 2.50%, 06/01/51	489,245	424,671
Series 2021-6INV, Class A4, 144A, VR, 2.50%, 08/25/51	3,087,080	2,524,169
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/47	355,000	350,682
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A8, 144A, VR, 2.50%, 10/25/51	1,283,720	1,117,599
GS Mortgage-Backed Securities Trust,
Series 2020-INV1, Class A14, 144A, VR, 2.93%, 10/25/50	846,880	733,974
Series 2021-GR2, Class A2, 144A, VR, 2.50%, 02/25/52	2,923,514	2,390,428
Series 2021-INV1, Class A2, 144A, VR, 2.50%, 12/25/51	525,253	430,133
Series 2021-PJ2, Class A2, 144A, VR, 2.50%, 07/25/51	916,212	754,185
Series 2022-LTV2, Class A21, 144A, VR, 4.00%, 12/25/52	1,301,033	1,209,606
Series 2022-MM1, Class A2, 144A, VR, 2.50%, 07/25/52	2,091,689	1,715,074
Series 2022-PJ6, Class A4, 144A, VR, 3.00%, 01/25/53	5,143,608	4,380,708
Hundred Acre Wood Trust,
Series 2021-INV1, Class A29, 144A, VR, 3.00%, 07/25/51	657,192	542,519
Series 2021-INV2, Class A29, 144A, VR, 3.00%, 10/25/51	1,105,736	933,440
Series 2021-INV3, Class A29, 144A, VR, 3.00%, 12/25/51	665,545	561,840
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class ASB, 3.46%, 07/15/47	99,387	98,754
JP Morgan Mortgage Trust,
Series 2020-9, Class A4, 144A, VR, 2.50%, 05/25/51	1,359,456	1,217,073
Series 2021-14, Class A12, 144A, VR, 5.00%, 05/25/52	940,288	914,709
Series 2021-15, Class A2, 144A, VR, 3.00%, 06/25/52	3,926,117	3,343,796
Series 2021-15, Class A3, 144A, VR, 2.50%, 06/25/52	1,037,007	847,915
Series 2021-3, Class A3, 144A, VR, 2.50%, 07/25/51	1,199,283	984,343
Series 2021-4, Class A3, 144A, VR, 2.50%, 08/25/51	923,191	756,007
Series 2021-7, Class A3, 144A, VR, 2.50%, 11/25/51	715,988	585,711
Series 2021-8, Class A3, 144A, VR, 2.50%, 12/25/51	854,493	699,749
Series 2021-INV4, Class A2A, 144A, VR, 2.50%, 01/25/52	1,264,437	1,035,455
Series 2021-INV8, Class A2, 144A, VR, 3.00%, 05/25/52	1,882,015	1,605,227
Series 2022-1, Class A2, 144A, VR, 3.00%, 07/25/52	1,804,059	1,536,481
Series 2022-4, Class A2A, 144A, VR, 3.00%, 10/25/52	729,593	621,380
Series 2022-6, Class A3, 144A, VR, 3.00%, 11/25/52	369,443	315,109
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A3, 144A, 2.81%, 03/12/49	460,000	428,793
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV1, Class A4, 144A, VR, 2.50%, 06/25/51	1,915,847	1,668,881
Series 2021-MTG1, Class A1, 144A, VR, 2.50%, 04/25/51	1,594,183	1,305,486
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 144A, VR, 4.00%, 02/25/53	1,351,496	1,229,684
OBX Trust,
Series 2021-INV2, Class A5, 144A, VR, 2.50%, 10/25/51	686,938	563,396
Series 2022-J2, Class A2, 144A, VR, 3.00%, 08/25/52	4,193,649	3,571,647
Series 2023-INV1, Class A1, 144A, VR, 3.00%, 01/25/52	3,248,332	2,766,540

MORTGAGE AND ASSET-BACKED SECURITIES—64.5%	Principal Amount	Value
Commercial mortgage-backed securities (cont'd)
OBX Trust, (cont'd)
Series 2023-J1, Class A1, 144A, VR, 4.50%, 01/25/53	$ 1,941,762	$ 1,817,292
PRMI Securitization Trust, Series 2021-1, Class A3, 144A, VR, 2.50%, 04/25/51	2,094,300	1,823,499
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 144A, VR, 2.00%, 11/25/51	491,249	412,999
PSMC Trust,
Series 2021-1, Class A11, 144A, VR, 2.50%, 03/25/51	669,686	583,432
Series 2021-2, Class A3, 144A, VR, 2.50%, 05/25/51	1,382,837	1,216,092
RCKT Mortgage Trust, Series 2021-6, Class A1, 144A, VR, 2.50%, 12/25/51	1,191,435	975,674
Sequoia Mortgage Trust, Series 2021-9, Class A1, 144A, VR, 2.50%, 01/25/52	984,473	804,960
UWM Mortgage Trust, Series 2021-INV4, Class A10, 144A, VR, 5.00%, 12/25/51	753,671	733,169
Verus Securitization Trust,
Series 2023-2, Class A1, 144A, SB, 6.19%, 03/25/68	547,951	549,274
Series 2023-INV3, Class A1, 144A, VR, 6.88%, 11/25/68	756,732	770,625
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/15/53	3,409,000	3,203,545
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 144A, VR, 2.50%, 12/25/50	292,422	239,100
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A4, 3.41%, 08/15/47	288,194	284,656

Federal agency mortgage-backed obligations—32.2%
Fannie Mae Pool,
TBA, 3.50%, 01/15/54	14,555,000	13,351,938
TBA. 4.00%, 01/15/54	24,320,000	23,000,450
TBA, 4.50%, 01/15/54	14,270,000	13,831,867
TBA, 5.00%, 01/15/54	38,920,000	38,503,435
TBA, 5.50%, 01/15/54	39,455,000	39,621,451
TBA, 6.00%, 01/15/54	26,945,000	27,357,595
TBA, 6.50%, 01/15/54	5,785,000	5,928,043
Fannie Mae-Aces, 0.50%, 11/01/31	2,564,420	2,103,033
Total mortgage and asset-backed securities (cost $324,501,581)		327,668,984

U.S. TREASURIES—25.4%
U.S. Treasury Bonds,
2.25%, 02/15/52	26,908,000	18,652,710
2.38%, 02/15/42	2,815,000	2,159,853
3.00%, 08/15/52	23,745,000	19,418,030
4.13%, 08/15/53	21,625,000	21,858,144
U.S. Treasury Inflation Indexed Bonds, 1.50%, 02/15/53	5,992,882	5,426,596
U.S. Treasury Inflation Indexed Notes,
1.25%, 04/15/28	38,660,141	37,650,343
1.38%, 07/15/33	4,285,202	4,154,151
U.S. Treasury Notes,
2.75%, 08/15/32	2,525,000	2,312,348
3.88%, 08/15/33	6,780,000	6,771,525
4.63%, 09/30/28	10,145,000	10,471,542
Total U.S. Treasuries (cost $125,614,433)		128,875,242

22	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

12.31.2023

CARILLON REAMS CORE BOND FUND (cont’d)

SHORT-TERM INVESTMENTS—11.8%	Principal Amount	Value
U.S. Treasury Bills, ZCI, 5.29%, 07/11/24	$ 61,565,000	$ 60,017,559
Total short-term investments (cost $59,887,310)		60,017,559

Total investment portfolio (cost $644,346,413)—126.9%		644,741,129

Liabilities in excess of other assets—(26.9)%		(136,690,500)

Total net assets—100.0%		$508,050,629

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA—To-be-announced security. Securities are being used in dollar roll transactions.

VR—Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.

SB—Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

ZCI—Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Asset allocation (unaudited)

Security type	Percent of net assets
Mortgage and asset-backed securities	64.5%
U.S. Treasuries	25.4%
Corporate bonds	25.2%
Short-term investments	11.8%

CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS—22.0%	Shares	Value
Aerospace & defense—0.2%
The Boeing Co., 3.60%, 05/01/34	3,595,000	$3,176,320

Airlines—1.9%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 04/01/29	2,188,836	2,144,599
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 08/15/27	7,701,125	7,483,148
British Airways, Pass Through Trust,
Series 2020-1, Class A, 144A, 4.25%, 11/15/32	2,568,604	2,391,343
Series 2021-1, Class A, 144A, 2.90%, 03/15/35	83,237	71,134
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/28	8,448,856	7,492,335
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 05/15/32	4,551,287	3,839,217
Series 2020-1, Class A, 4.00%, 11/15/32	1,651,581	1,511,902
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 12/01/27	1,733,600	1,608,815
Series 2016-2, Class AA, 2.88%, 10/07/28	1,396,336	1,247,598
Series 2018-1, Class AA, 3.50%, 09/01/31	1,963,433	1,788,195

Auto manufacturers—2.6%
Ford Motor Credit Co. LLC,
6.95%, 03/06/26	3,270,000	3,349,964
7.35%, 11/04/27	6,945,000	7,323,842

CORPORATE BONDS—22.0%	Shares	Value
Auto manufacturers (cont'd)
General Motors Financial Co., Inc.,
1.25%, 01/08/26	9,130,000	$ 8,447,231
6.00%, 01/09/28	15,955,000	16,496,263
6.05%, 10/10/25	2,555,000	2,584,087
Volkswagen Group of America Finance LLC, 144A, 3.75%, 05/13/30	3,760,000	3,464,932

Automobiles—0.2%
Ford Motor Co., 3.25%, 02/12/32	4,540,000	3,775,934

Banks—6.8%
Bank of America Corp.,
(Fixed until 10/20/31, then SOFR + 1.21%), 2.57%, 10/20/32	7,823,000	6,485,828
(Fixed until 04/23/26, then 3 Month Term SOFR + 1.32%), 3.56%, 04/23/27	7,000,000	6,737,135
(Fixed until 04/27/32, then SOFR + 1.83%), 4.57%, 04/27/33	5,230,000	4,985,140
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	9,095,000	8,997,054
Citigroup, Inc.,
(Fixed until 01/25/32, then SOFR + 1.35%), 3.06%, 01/25/33	6,440,000	5,494,490
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	8,875,000	7,981,705
(Fixed until 05/24/32, then SOFR + 2.09%), 4.91%, 05/24/33	11,785,000	11,538,286
HSBC Holdings PLC, 4.95%, 03/31/30	5,315,000	5,269,892
JPMorgan Chase & Co.
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	8,710,000	7,463,053
(Fixed until 04/26/32, then SOFR + 1.80%), 4.59%, 04/26/33	5,060,000	4,888,696
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33	8,200,000	8,107,587
The PNC Financial Services Group, Inc. (Fixed until 10/28/32, then SOFR Index + 2.14%), 6.04%, 10/28/33	4,025,000	4,205,354
Wells Fargo & Co.,
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	4,870,000	4,253,537
(Fixed until 04/04/30, then 3 Month Term SOFR + 4.03%), 4.48%, 04/04/31	9,780,000	9,447,935
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	6,145,000	5,986,303
(Fixed until 04/24/33, then SOFR + 2.02%), 5.39%, 04/24/34	6,470,000	6,498,105

Capital markets—3.3%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	10,430,000	8,872,367
(Fixed until 10/18/32, then SOFR + 2.56%), 6.34%, 10/18/33	7,360,000	7,936,284
The Bank of New York Mellon Corp. (Fixed until 04/26/33, then SOFR + 1.61%), 4.97%, 04/26/34	8,165,000	8,124,684
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	8,670,000	7,442,454
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	4,805,000	4,405,817

The accompanying notes are an integral part of the financial statements.	23

Investment Portfolios

12.31.2023

CARILLON REAMS CORE PLUS BOND FUND (cont’d)

CORPORATE BONDS—22.0%	Shares	Value

Capital markets (cont'd)
UBS Group AG, (cont'd)
(Fixed until 08/13/29, then 3 Month LIBOR USD + 1.47%), 144A, 3.13%, 08/13/30	1,190,000	$ 1,061,852
(Fixed until 01/12/33, then 1 Year CMT Rate + 2.20%), 144A, 5.96%, 01/12/34	13,885,000	14,358,870

Containers & packaging—0.4%
Sonoco Products Co., 3.13%, 05/01/30	6,620,000	5,959,436

Electric—3.8%
Appalachian Power Co., 2.70%, 04/01/31	7,310,000	6,243,453
DTE Electric Co., 5.20%, 04/01/33	6,825,000	7,089,679
Duke Energy Florida LLC,
5.65%, 04/01/40	5,606,000	5,787,444
5.88%, 11/15/33	2,085,000	2,247,524
Duke Energy Progress LLC, 5.25%, 03/15/33	7,275,000	7,498,136
Entergy Arkansas LLC,
3.35%, 06/15/52	4,350,000	3,150,013
5.30%, 09/15/33	5,895,000	6,034,471
Indianapolis Power & Light Co., 144A, 5.65%, 12/01/32	6,445,000	6,670,153
MidAmerican Energy Co., 5.35%, 01/15/34	3,620,000	3,814,370
Monongahela Power Co., 5.85%, 144A, 02/15/34	4,785,000	5,020,755
Public Service Co. of New Hampshire, 5.35%, 10/01/33	4,465,000	4,675,909
Wisconsin Public Service Corp., 2.85%, 12/01/51	3,455,000	2,278,379

Electric utilities—1.4%
IPALCO Enterprises, Inc., 4.25%, 05/01/30	7,720,000	7,132,684
Wisconsin Power and Light Co.,
1.95%, 09/16/31	4,760,000	3,864,343
3.95%, 09/01/32	6,150,000	5,824,703
4.95%, 04/01/33	5,490,000	5,503,497

Insurance—0.5%
MetLife, Inc., 5.38%, 07/15/33	7,860,000	8,193,838

Multi-utilities—0.2%
Dominion Energy, Inc., 3.38%, 04/01/30	3,815,000	3,512,160

Oil, gas & consumable fuels—0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	7,040,000	6,696,523

Tobacco—0.3%
Altria Group, Inc., 2.45%, 02/04/32	5,560,000	4,534,010
Total corporate bonds (cost $363,264,984)		350,470,767

MORTGAGE AND ASSET-BACKED SECURITIES—61.7%
Asset-backed securities—17.2%
Ally Auto Receivables Trust,
Series 2022-3, Class A2, 5.29%, 06/16/25	2,293,497	2,292,011
Series 2023-1, Class A2, 5.76%, 11/15/26	11,655,000	11,670,185
AMSR Trust, Series 2020-SFR4, Class A, 144A, 1.36%, 11/17/37	5,555,000	5,164,487
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-1A, Class A, 144A, 3.83%, 08/21/28	13,485,000	12,867,104
Series 2023-1A, Class A, 144A, 5.25%, 04/20/29	11,080,000	11,018,402
Bank of America Auto Trust, Series 2023-1, Class A2, 144A, 5.83%, 05/15/26	16,825,000	16,848,215
BMW Vehicle Lease Trust,
Series 2022-1, Class A3, 1.10%, 03/25/25	2,315,328	2,302,189
Series 2023-1, Class A2, 5.27%, 02/25/25	2,419,353	2,417,885
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, 05/15/26	8,829,484	8,812,250

MORTGAGE AND ASSET-BACKED SECURITIES—61.7%	Shares	Value
Asset-backed securities (cont'd)
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/26	11,065,000	$ 11,083,023
Ford Credit Auto Owner Trust,
Series 2023-A, Class A2A, 5.14%, 03/15/26	4,527,134	4,517,814
Series 2023-B, Class A2B (SOFR 30 Day Average + 0.49%), 5.83%, 06/15/26	10,650,000	10,651,913
GM Financial Consumer Automobile Receivables Trust,
Series 2020-3, Class A3, 0.45%, 04/16/25	618,391	616,321
Series 2023-3, Class A2A, 5.74%, 09/16/26	6,330,000	6,341,746
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/26/25	17,025,000	16,434,323
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22%, 10/21/25	8,027,837	8,014,513
Hyundai Auto Receivables Trust,
Series 2023-A, Class A2A, 5.19%, 12/15/25	8,389,431	8,377,612
Series 2023-B, Class A2A, 5.77%, 05/15/26	8,375,000	8,397,738
Series 2023-C, Class A2B (SOFR 30 Day Average + 0.63%), 5.97%, 01/15/27	5,365,000	5,377,290
Invitation Homes Trust, Series 2018-SFR4, Class A (1 Month Term SOFR + 1.21%), 144A, 6.58%, 01/17/38	9,019,821	9,013,191
Mercedes-Benz Auto Lease Trust, Series 2023-A, Class A2, 5.24%, 11/17/25	11,998,369	11,977,641
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A2, 5.26%, 10/15/25	4,484,097	4,480,587
Series 2023-1, Class A2, 5.09%, 01/15/26	3,910,384	3,903,873
Series 2023-2, Class A2, 5.92%, 11/16/26	10,970,000	11,053,552
Nissan Auto Receivables Owner Trust,
Series 2023-A, Class A2A, 5.34%, 02/17/26	7,242,865	7,228,969
Series 2023-B, Class A2A, 5.95%, 05/15/26	5,160,000	5,197,515
Series 2023-B, Class A2B (SOFR 30 Day Average + 0.56%), 5.90%, 05/15/26	7,500,000	7,511,924
Porsche Financial Auto Securitization Trust,
Series 2023-2, Class A2A, 144A, 5.88%, 11/23/26	4,040,000	4,061,519
Series 2023-2, Class A2B (SOFR 30 Day Average + 0.58%), 144A, , 5.92%, 11/23/26	3,255,000	3,258,680
Progress Residential Trust, Series 2019-SFR4, Class A, 144A, 2.69%, 10/17/36	5,948,123	5,790,640
STAR Trust,
Series 2021-SFR1, Class A, (1 Month Term SOFR + 0.71%), 144A, 6.08%, 04/17/38	5,253,302	5,146,422
Series 2022-SFR3, Class A, (1 Month Term SOFR + 1.65%), 144A, 7.01%, 05/17/24	9,677,579	9,638,401
Toyota Auto Receivables Owner Trust,
Series 2022-D, Class A2A, 5.27%, 01/15/26	3,392,632	3,389,737
Series 2023-A, Class A2, 5.05%, 01/15/26	3,988,771	3,980,893
Series 2023-B, Class A2A, 5.28%, 05/15/26	8,289,355	8,276,993
Series 2023-C, Class A2A, 5.60%, 08/17/26	10,055,000	10,071,696
USAA Auto Owner Trust, Series 2023-A, Class A2, 144A, 5.83%, 07/15/26	5,350,000	5,362,195
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	1,628,232	1,610,032

Commercial mortgage-backed securities—13.8%
A&D Mortgage Trust, Series 2023-NQM5, Class A1, 144A, SB, 7.05%, 11/25/68	4,440,924	4,521,119
BANK, Series 2020-BNK30, Class A2, 1.36%, 12/15/53	2,016,000	1,815,386
Benchmark Mortgage Trust,
Series 2018-B5, Class A2, 4.08%, 07/15/51	1,787,732	1,736,814
Series 2021-B23, Class A2, 1.62%, 02/15/54	4,555,000	4,118,679

24	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

12.31.2023

CARILLON REAMS CORE PLUS BOND FUND (cont’d)

MORTGAGE AND ASSET-BACKED SECURITIES—61.7%	Shares	Value

Commercial mortgage-backed securities (cont'd)
Benchmark Mortgage Trust, (cont'd)
Series 2021-B24, Class A2, 1.95%, 03/15/54	4,028,000	$ 3,639,364
Series 2022-B33, Class A2, 3.32%, 03/15/55	8,420,000	7,691,517
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 144A, SB, 6.44%, 05/25/63	7,167,951	7,233,218
BX Commercial Mortgage Trust, Series 2019-XL, Class A, (1 Month Term SOFR + 1.03%), 144A, 6.40%, 10/15/36	1,301,958	1,298,647
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 144A, VR, 2.50%, 05/25/51	9,485,627	7,767,837
Series 2021-J3, Class A3A, 144A, VR, 2.50%, 09/25/51	4,617,411	3,781,225
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	5,540,000	5,142,877
Flagstar Mortgage Trust,
Series 2021-3INV, Class A2, 144A, VR, 2.50%, 06/25/51	4,201,083	3,440,292
Series 2021-3INV, Class A18, 144A, VR, 5.00%, 06/25/51	2,280,588	2,204,482
Series 2021-4, Class A5, 144A, VR, 2.50%, 06/01/51	1,523,422	1,322,350
Series 2021-6INV, Class A4, 144A, VR, 2.50%, 08/25/51	2,283,647	1,867,238
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A8, 144A, VR, 2.50%, 10/25/51	3,994,636	3,477,704
GS Mortgage-Backed Securities Trust,
Series 2020-INV1, Class A14, 144A, VR, 2.93%, 10/25/50	2,635,230	2,283,901
Series 2021-INV1, Class A2, 144A, VR, 2.50%, 12/25/51	1,608,846	1,317,493
Series 2021-PJ2, Class A2, 144A, VR, 2.50%, 07/25/51	2,763,905	2,275,125
Series 2022-LTV2, Class A2, 144A, VR, 4.00%, 12/25/52	7,467,932	6,943,138
Series 2022-MM1, Class A2, 144A, VR, 2.50%, 07/25/52	6,516,247	5,342,977
Series 2022-PJ6, Class A4, 144A, VR, 3.00%, 01/25/53	16,078,433	13,693,680
Hundred Acre Wood Trust,
Series 2021-INV1, Class A29, 144A, VR, 3.00%, 07/25/51	2,051,236	1,693,318
Series 2021-INV2, Class A29, 144A, VR, 3.00%, 10/25/51	3,455,934	2,917,431
Series 2021-INV3, Class A29, 144A, VR, 3.00%, 12/25/51	2,082,946	1,758,382
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class ASB, 3.46%, 07/15/47	221,790	220,378
JP Morgan Mortgage Trust,
Series 2017-2, Class A7, 144A, VR, 3.50%, 05/25/47	2,599,871	2,312,069
Series 2020-9, Class A4, 144A, VR, 2.50%, 05/25/51	4,213,227	3,771,954
Series 2021-1, Class A3, 144A, VR, 2.50%, 06/25/51	1,705,300	1,402,519
Series 2021-3, Class A3, 144A, VR, 2.50%, 07/25/51	3,583,658	2,941,380
Series 2021-4, Class A3, 144A, VR, 2.50%, 08/25/51	2,780,925	2,277,316
Series 2021-7, Class A3, 144A, VR, 2.50%, 11/25/51	2,156,053	1,763,752
Series 2021-8, Class A3, 144A, VR, 2.50%, 12/25/51	2,579,524	2,112,388
Series 2021-14, Class A12, 144A, VR, 5.00%, 05/25/52	2,925,806	2,846,215
Series 2021-15, Class A2, 144A, VR, 3.00%, 06/25/52	12,281,919	10,460,265
Series 2021-15, Class A3, 144A, VR, 2.50%, 06/25/52	3,247,582	2,655,405
Series 2021-INV4, Class A2A, 144A, VR, 2.50%, 01/25/52	3,362,253	2,753,369
Series 2021-INV8, Class A2, 144A, VR, 3.00%, 05/25/52	8,391,869	7,157,677
Series 2022-1, Class A2, 144A, VR, 3.00%, 07/25/52	6,083,760	5,181,416
Series 2022-4, Class A2A, 144A, VR, 3.00%, 10/25/52	2,170,764	1,848,796
Series 2022-6, Class A3, 144A, VR, 3.00%, 11/25/52	1,078,356	919,762
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG1, Class A1, 144A, VR, 2.50%, 04/25/51	4,982,805	4,080,449
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 144A, VR, 4.00%, 02/25/53	3,873,655	3,524,518
OBX Trust,
Series 2021-INV2, Class A3, 144A, VR, 2.50%, 10/25/51	2,518,773	2,065,787
Series 2022-J2, Class A2, 144A, VR, 3.00%, 08/25/52	13,293,682	11,321,963

MORTGAGE AND ASSET-BACKED SECURITIES—61.7%	Shares	Value
Commercial mortgage-backed securities (cont'd)
OBX Trust, (cont'd)
Series 2023-INV1, Class A1, 144A, VR, 3.00%, 01/25/52	9,706,211	$ 8,266,585
Series 2023-J1, Class A1, 144A, VR, 4.50%, 01/25/53	6,742,874	6,310,643
PRMI Securitization Trust, Series 2021-1, Class A3, 144A, VR, 2.50%, 04/25/51	6,522,470	5,679,089
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 144A, VR, 2.00%, 11/25/51	1,809,865	1,521,576
PSMC Trust,
Series 2021-1, Class A11, 144A, VR, 2.50%, 03/25/51	2,089,420	1,820,309
Series 2021-2, Class A3, 144A, VR, 2.50%, 05/25/51	4,302,567	3,783,756
RCKT Mortgage Trust, Series 2021-6, Class A1, 144A, VR, 2.50%, 12/25/51	3,744,511	3,066,403
Sequoia Mortgage Trust,
Series 2021-4, Class A1, 144A, VR, 2.50%, 06/25/51	6,148,305	5,034,884
Series 2021-9, Class A1, 144A, VR, 2.50%, 01/25/52	3,081,446	2,519,563
UWM Mortgage Trust, Series 2021-INV4, Class A10, 144A, VR, 5.00%, 12/25/51	2,357,726	2,293,589
Verus Securitization Trust,
Series 2023-2, Class A1, 144A, SB, 6.19%, 03/25/68	1,665,597	1,669,617
Series 2023-INV3, Class A1, 144A, VR, 6.88%, 11/25/68	2,285,132	2,327,083
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/15/53	4,895,000	4,599,986
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 144A, VR, 2.50%, 12/25/50	1,091,955	892,843

Federal agency mortgage-backed obligations—30.7%
Fannie Mae Pool,
TBA, 3.50%, 01/15/54	48,805,000	44,770,962
TBA, 4.00%, 01/15/54	78,595,000	74,330,607
TBA, 4.50%, 01/15/54	43,145,000	41,820,314
TBA, 5.00%, 01/15/54	112,350,000	111,147,504
TBA, 5.50%, 01/15/54	106,730,000	107,180,267
TBA, 6.00%, 01/15/54	83,410,000	84,687,216
TBA, 6.50%, 01/15/54	24,295,000	24,895,732
Total mortgage and asset-backed securities (cost $972,061,799)		983,679,581

U.S. TREASURIES—29.8%
U.S. Treasury Bonds,
2.25%, 02/15/52	99,680,000	69,098,487
2.38%, 02/15/42	14,785,000	11,344,022
3.00%, 08/15/52	60,621,000	49,574,244
4.13%, 08/15/53	68,580,000	69,319,378
U.S. Treasury Inflation Indexed Bonds, 1.50%, 02/15/53	18,392,661	16,654,683
U.S. Treasury Inflation Indexed Notes,
1.25%, 04/15/28	121,401,971	118,230,966
1.38%, 07/15/33	13,448,239	13,036,963
U.S. Treasury Notes,
2.75%, 08/15/32	15,975,000	14,629,606
3.88%, 08/15/33	20,375,000	20,349,531
4.63%, 03/15/26	30,525,000	30,789,709
4.63%, 09/30/28	60,890,000	62,849,897
Total U.S. Treasuries (cost $468,119,273)		475,877,486

The accompanying notes are an integral part of the financial statements.	25

Investment Portfolios

12.31.2023

CARILLON REAMS CORE PLUS BOND FUND (cont’d)

MEDIUM-TERM NOTES—0.0%	Shares	Value
Citigroup Global Markets Holdings, Inc.,
144A, 01/24/24#	133,000	$ 31,281
144A, 01/24/24#	133,000	31,390
144A, 01/24/24#	133,000	31,172
Total medium-term notes (cost $399,000)		93,843

SHORT-TERM INVESTMENTS—12.6%
U.S. Treasury Bills, ZCI, 5.19%, 07/11/24	206,000,000	200,822,176
Total short-term investments (cost $200,489,311)		200,822,176

Total investment portfolio (cost $2,004,334,367)—126.1%		2,010,943,853

Liabilities in excess of other assets—(26.1)%		(416,652,835)

Total net assets—100.0%		$1,594,291,018

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR—Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.

# These securities do not pay interest and do not guarantee full repayment of principal at maturity. Instead, the securities offer a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the S&P 500 Index (“SPX”) and the SPDR Gold Trust (“GLD”) (each, an “underlying”) from its initial underlying value to its final underlying value.

TBA—To-be-announced security. Securities are being used in dollar roll transactions.

SB—Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

ZCI—Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Asset allocation (unaudited)

Security type	Percent of net assets
Mortgage and asset-backed securities	61.7%
U.S. Treasuries	29.8%
Corporate bonds	22.0%
Short-term investments	12.6%
Medium-term notes	0.0%

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Central Clearing Party	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(a) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American High Yield Index Series 41	B2/B	Sell	Receive	5%/Quarterly	12/20/28	$74,809,350	$4,489,060	$144,727	$4,344,333
Total swap contracts							$74,809,350	$4,489,060	$144,727	$4,344,333

There is $57,329 of variation margin due from the Fund to the broker as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FORWARD CONTRACTS
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Australian Dollar	46,220,000	U.S. Dollar	29,233,919	01/30/24	J.P. Morgan	$ 2,297,812
U.S. Dollar	31,105,633	Australian Dollar	46,220,000	01/30/24	J.P. Morgan	(426,099)
Canadian Dollar	20,347,042	U.S. Dollar	14,855,000	01/04/24	Goldman Sachs	502,169
U.S. Dollar	15,409,756	Canadian Dollar	20,347,042	01/04/24	Goldman Sachs	52,587
Japanese Yen	2,213,792,770	U.S. Dollar	14,989,152	01/24/24	Goldman Sachs	777,733
U.S. Dollar	8,349,425	Japanese Yen	1,226,280,000	01/24/24	Goldman Sachs	(384,281)
Total forward contracts						$ 2,819,921

26	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

12.31.2023

CARILLON REAMS UNCONSTRAINED BOND FUND

CORPORATE BONDS—20.4%	Principal Amount	Value
Aerospace & defense—0.4%
The Boeing Co., 3.60%, 05/01/34	$6,145,000	$5,429,342

Airlines—2.1%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 04/01/29	1,323,642	1,296,890
British Airways, Pass Through Trust,
Series 2020-1, Class A, 144A, 4.25%, 11/15/32	2,313,495	2,153,839
Series 2021-1, Class A, 144A, 2.90%, 03/15/35	4,670,530	3,991,429
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/28	11,813,375	10,475,945
JetBlue, Pass Through Trust, Series 2020-1, Class A, 4.00%, 11/15/32	3,564,361	3,262,912
United Airlines, Pass Through Trust,
Series 2014-1, Class A, 4.00%, 04/11/26	2,132,197	2,036,385
Series 2015-1, Class AA, 3.45%, 12/01/27	538,563	499,797
Series 2016-2, Class AA, 2.88%, 10/07/28	2,283,663	2,040,407
Series 2018-1, Class AA, 3.50%, 09/01/31	558,268	508,443
Series 2019-1, Class AA, 4.15%, 08/25/31	3,594,807	3,312,911

Auto manufacturers—2.0%
Ford Motor Credit Co. LLC,
4.27%, 01/09/27	3,920,000	3,759,466
6.95%, 03/06/26	6,950,000	7,119,954
7.35%, 11/04/27	9,028,000	9,520,467
General Motors Financial Co., Inc., 6.00%, 01/09/28	8,290,000	8,571,233

Banks—6.4%
Bank of America Corp.,
(Fixed until 02/04/32, then SOFR + 1.33%), 2.97%, 02/04/33	6,810,000	5,794,087
(Fixed until 04/27/32, then SOFR + 1.83%), 4.57%, 04/27/33	1,675,000	1,596,579
(Fixed until 07/22/27, then SOFR + 2.04%), 4.95%, 07/22/28	2,925,000	2,924,603
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	9,240,000	9,140,492
Citigroup, Inc.,
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	11,945,000	10,742,700
(Fixed until 11/17/32, then SOFR + 2.34%), 6.27%, 11/17/33	8,160,000	8,731,289
JPMorgan Chase & Co.,
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	6,290,000	5,389,507
(Fixed until 07/25/32, the SOFR + 2.08%), 4.91%, 07/25/33	9,580,000	9,472,035
(Fixed until 06/01/33, then SOFR + 1.85%), 5.35%, 06/01/34	6,325,000	6,415,032
Mitsubishi UFJ Financial Group, Inc. (Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	5,350,000	4,888,391
The PNC Financial Services Group, Inc. (Fixed until 10/28/32, then SOFR Index + 2.14%), 6.04%, 10/28/33	6,820,000	7,125,594
Wells Fargo & Co.,
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	8,120,000	7,092,141
(Fixed until 04/04/30, then 3 Month Term SOFR USD + 4.03%), 4.48%, 04/04/31	4,230,000	4,086,377
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	7,865,000	7,661,883
(Fixed until 04/24/33, then SOFR + 2.02%), 5.39%, 04/24/34	850,000	853,692

CORPORATE BONDS—20.4%	Principal Amount	Value
Biotechnology—0.2%
Amgen, Inc., 5.15%, 03/02/28	$ 3,350,000	$ 3,429,566

Capital markets—3.9%
Morgan Stanley,
(Fixed until 07/20/32, then SOFR + 2.08%), 4.89%, 07/20/33	10,085,000	9,833,575
(Fixed until 10/18/32, then SOFR + 2.56%), 6.34%, 10/18/33	9,455,000	10,195,321
The Bank of New York Mellon Corp. (Fixed until 04/26/33, then SOFR + 1.61%), 4.97%, 04/26/34	7,405,000	7,368,437
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	18,865,000	16,193,990
UBS Group AG (Fixed until 01/12/33, then 1 Year CMT Rate + 2.20%), 144A, 5.96%, 01/12/34	12,465,000	12,890,408

Commercial services—0.4%
ERAC USA Finance LLC, 144A, 4.60%, 05/01/28	5,810,000	5,773,768

Diversified telecommunication services—0.2%
Verizon Communications, Inc., 2.55%, 03/21/31	3,115,000	2,685,905

Electric—1.7%
Appalachian Power Co., 2.70%, 04/01/31	5,975,000	5,103,233
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	510,000	475,526
Duke Energy Florida LLC, 5.88%, 11/15/33	3,950,000	4,257,899
Entergy Arkansas LLC, 5.30%, 09/15/33	5,810,000	5,947,460
Entergy Louisiana LLC, 2.35%, 06/15/32	3,940,000	3,276,914
Public Service Electric and Gas Co., 4.65%, 03/15/33	5,025,000	5,025,516

Electric utilities—0.7%
Duke Energy Corp., 5.00%, 12/08/27	4,220,000	4,265,874
Edison International, 4.95%, 04/15/25	575,000	570,949
Southern California Edison Co., 1.20%, 02/01/26	4,890,000	4,552,852

Health care equipment & supplies—0.5%
GE HealthCare Technologies, Inc., 5.86%, 03/15/30	6,500,000	6,827,604

Healthcare services—0.3%
HCA, Inc., 5.00%, 03/15/24	4,025,000	4,017,661

Insurance—0.4%
Jackson National Life Global Funding, 144A, 1.75%, 01/12/25	2,950,000	2,828,025
Metropolitan Life Global Funding I, 144A, 4.30%, 08/25/29	2,720,000	2,648,683

Multi-utilities—0.4%
Dominion Energy, Inc., 3.38%, 04/01/30	5,885,000	5,417,841

Oil, gas & consumable fuels—0.3%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	4,686,000	4,457,373

Tobacco—0.5%
Altria Group, Inc., 4.80%, 02/14/29	7,250,000	7,226,840
Total corporate bonds (cost $296,209,883)		291,165,042

MORTGAGE AND ASSET-BACKED SECURITIES—49.9%
Asset-backed securities—5.8%
American Express Credit Account Master Trust, Series 2001-1, Class A, 0.90%, 11/15/26	10,855,000	10,463,864
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5 (SOFR + 0.73%), 6.09%, 04/22/26	4,290,000	4,294,783
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/26/25	23,075,000	22,274,420
Hyundai Auto Receivables Trust, Series 2023-C, Class A2B (SOFR30A + 0.63%), 5.97%, 01/15/27	4,720,000	4,730,813

The accompanying notes are an integral part of the financial statements.	27

Investment Portfolios

12.31.2023

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)

MORTGAGE AND ASSET-BACKED SECURITIES—49.9%	Principal Amount	Value
Asset-backed securities (cont'd)
Invitation Homes Trust, Series 2018-SFR4, Class A (1 Month Term SOFR USD + 1.21%), 144A, 6.58%, 01/17/38	$ 3,388,286	$ 3,385,795
Mercedes-Benz Auto Lease Trust, Series 2023-A, Class A2, 5.24%, 11/17/25	11,786,662	11,766,299
Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A2, 5.26%, 10/15/25	5,032,527	5,028,588
Porsche Financial Auto Securitization Trust,
Series 2023-2, Class A2A, 144A, 5.88%, 11/23/26	3,650,000	3,669,442
Series 2023-2, Class A2B ( SOFR30A + 0.58%), 144A, 5.92%, 11/23/26	2,940,000	2,943,324
Progress Residential Trust,
Series 2019-SFR3, Class A, 144A, 2.27%, 09/17/36	2,093,592	2,037,423
Series 2019-SFR4, Class A, 144A, 2.69%, 10/17/36	8,760,415	8,528,474
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A2A, 5.27%, 01/15/26	3,558,053	3,555,017

Commercial mortgage-backed securities—11.9%
A&D Mortgage Trust, Series 2023-NQM5, Class A1, 144A, SB, 7.05%, 11/25/68	3,890,150	3,960,400
BANK, Series 2021-BNK35, Class A2, 1.87%, 06/15/64	6,280,000	5,728,411
BBCMS Mortgage Trust 2022-C18, Class A2, VR, 5.50%, 12/15/55	7,380,000	7,469,811
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/15/54	4,640,000	4,241,098
BRAVO Residential Funding Trust,
Series 2023-NQM5, Class A1, 144A, SB, 6.51%, 06/25/63	2,537,216	2,563,776
Series 2023-NQM8, Class A1, 144A, SB, 6.39%, 10/25/63	6,987,719	7,031,832
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A2, 2.98%, 11/10/52	4,529,000	4,363,972
Citigroup Mortgage Loan Trust, Series 2021-J2, Class A7A, 144A, VR, 2.50%, 07/25/51	1,927,425	1,676,872
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,255,000	3,949,990
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 144A, VR, 2.50%, 09/25/51	1,584,511	1,299,546
GS Mortgage Backed Securites Corp. Trust, Series 2021-PJ5, Class A8, 144A, VR, 2.50%, 10/25/51	3,601,968	3,135,851
GS Mortgage-Backed Securities Trust,
Series 2020-INV1, Class A14, 144A, VR, 2.93%, 10/25/50	4,056,747	3,515,902
Series 2021-GR2, Class A2, 144A, VR, 2.50%, 02/25/52	2,190,576	1,791,138
Series 2021-MM1, Class A2, 144A, VR, 2.50%, 04/25/52	7,153,505	5,858,048
Series 2021-PJ10, Class A2, 144A, VR, 2.50%, 03/25/52	4,597,776	3,759,399
Series 2022-GR2, Class A2, 144A, VR, 3.00%, 08/26/52	4,348,981	3,703,941
Series 2022-LTV2, Class A2, 144A, VR, 4.00%, 12/25/52	4,011,520	3,729,618
Series 2022-MM1, Class A2, 144A, VR, 2.50%, 07/25/52	5,876,023	4,818,028
Series 2022-PJ6, Class A4, 144A, VR, 3.00%, 01/25/53	4,416,793	3,761,695
JP Morgan Mortgage Trust,
Series 2021-1, Class A3, 144A, VR, 2.50%, 06/25/51	1,277,436	1,050,623
Series 2021-4, Class A3, 144A, VR, 2.50%, 08/25/51	2,837,678	2,323,792
Series 2021-6, Class A3, 144A, VR, 2.50%, 10/25/51	3,077,238	2,519,969
Series 2021-8, Class A3, 144A, VR, 2.50%, 12/25/51	2,631,677	2,155,096
Series 2021-INV6, Class A2, 144A, VR, 3.00%, 04/25/52	6,324,646	5,402,386
Series 2021-INV8, Class A2, 144A, VR, 3.00%, 05/25/52	5,892,252	5,025,679
Series 2022-1, Class A2, 144A, VR, 3.00%, 07/25/52	1,997,194	1,700,970
Series 2022-4, Class A2A, 144A, VR, 3.00%, 10/25/52	2,152,749	1,833,453
Series 2022-6, Class A3, 144A, VR, 3.00%, 11/25/52	2,526,805	2,155,188
Series 2022-8, Class A3, 144A, VR, 4.00%, 01/25/53	1,669,589	1,528,457
Series 2022-INV1, Class A3, 144A, VR, 3.00%, 03/25/52	3,416,379	2,913,932

MORTGAGE AND ASSET-BACKED SECURITIES—49.9%	Principal Amount	Value

Commercial mortgage-backed securities (cont'd)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/15/47	$ 825,000	$ 810,493
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 144A, VR, 4.00%, 02/25/53	9,688,895	8,815,625
OBX Trust,
Series 2021-INV2, Class A3, 144A, VR, 2.50%, 10/25/51	2,667,186	2,187,508
Series 2023-INV1, Class A1, 144A, VR, 3.00%, 01/25/52	9,919,534	8,448,269
Series 2023-NQM3, Class A1, 144A, SB, 5.95%, 02/25/63	2,207,533	2,207,706
PRMI Securitization Trust, Series 2021-1, Class A3, 144A, VR, 2.50%, 04/25/51	5,881,042	5,120,600
PSMC Trust,
Series 2021-1, Class A11, 144A, VR, 2.50%, 03/25/51	1,881,817	1,639,445
Series 2021-2, Class A3, 144A, VR, 2.50%, 05/25/51	3,877,079	3,409,574
RATE Mortgage Trust,
Series 2021-J3, Class A1, 144A, VR, 2.50%, 10/25/51	3,989,385	3,261,944
Series 2021-J4, Class A1, 144A, VR, 2.50%, 11/25/51	4,532,086	3,711,352
Sequoia Mortgage Trust,
Series 2021-3, Class A1, 144A, VR, 2.50%, 05/25/51	4,033,313	3,302,904
Series 2021-4, Class A1, 144A, VR, 2.50%, 06/25/51	5,206,260	4,263,437
Series 2021-6, Class A1, 144A, VR, 2.50%, 10/25/51	2,614,414	2,137,691
Verus Securitization Trust,
Series 2023-2, Class A1, 144A, SB, 6.19%, 03/25/68	1,452,505	1,456,011
Series 2023-8, Class A1, 144A, SB, 6.26%, 12/25/68	4,330,000	4,360,690
Series 2023-INV3, Class A1, 144A, VR, 6.88%, 11/25/68	1,991,400	2,027,959
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A1, 144A, VR, 2.50%, 12/25/50	6,558,576	5,379,055
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.49%, 09/15/57	3,319,360	3,272,861

Federal agency mortgage-backed obligations—32.2%
Fannie Mae Pool,
TBA, 5.00%, 01/15/54	48,520,000	48,000,685
TBA, 5.50%, 01/15/54	136,410,000	136,985,480
TBA, 6.00%, 01/15/54	176,525,000	179,228,039
TBA, 6.50%, 01/15/54	93,990,000	96,314,049
Total mortgage and asset-backed securities (cost $706,376,337)		713,988,492

U.S. TREASURIES—29.6%
U.S. Treasury Inflation Indexed Bonds, 1.38%, 07/15/33	123,941,602	120,151,208
U.S. Treasury Inflation Indexed Notes,
0.50%, 01/15/28	15,260,960	14,439,660
1.25%, 04/15/28	149,004,121	145,112,151
1.50%, 02/15/53	36,500,686	33,051,626
2.38%, 10/15/28	82,112,853	84,563,517
U.S. Treasury Notes,
2.75%, 08/15/32	21,370,000	19,570,245
4.63%, 09/30/28	5,890,000	6,079,584
Total U.S. treasuries (cost $411,112,439)		422,967,991

MEDIUM-TERM NOTES—0.0%
Citigroup Global Markets Holdings, Inc.,
144A, 01/24/24*	304,000	71,499

28	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

12.31.2023

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)

MEDIUM-TERM NOTES—0.0%	Principal Amount	Value
144A, 01/24/24*	$304,000	$71,749
144A, 01/24/24*	304,000	71,250
Total medium-term notes (cost $912,000)		214,498

SHORT-TERM INVESTMENTS—27.2%
U.S. Treasury Bills,
ZCI, 5.16%, 10/03/24	59,850,000	57,697,218
ZCI, 5.36%, 08/05/24	237,350,000	230,520,270
ZCI, 5.30%, 07/11/24	104,015,000	101,400,576
Total short-term investments (cost $388,721,330)		389,618,064

Total investment portfolio (cost $1,803,331,989)—127.1%		1,817,954,087

Liabilities in excess of other assets—(27.1)%		(387,783,409)

Total net assets—100.0%		$1,430,170,678

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR—Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.

SB—Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

TBA—To-be-announced security. Securities are being used in dollar roll transactions.

ZCI—Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

* These securities do not pay interest and do not guarantee full repayment of principal at maturity. Instead, the securities offer a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the S&P 500 Index (“SPX”) and the SPDR Gold Trust (“GLD”) (each, an “underlying”) from its initial underlying value to its final underlying value.

Asset allocation (unaudited)

Security type	Percent of net assets
Mortgage and asset-backed securities	49.9%
U.S. Treasuries	29.6%
Short-term investments	27.2%
Corporate bonds	20.4%
Medium-term notes	0.0%

FUTURES CONTRACTS—SHORT
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at December 31, 2023	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	03/28/24	(1,348)	$(144,861,903)	$(146,626,594)	$(1,764,691)
Total futures contracts					$(1,764,691)

There is $2,553,716 of variation margin due from the broker to the Fund as of the date of this report.

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Central Clearing Party	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(a) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Series 40	Baa2/BBB	Sell	Receive	1%/Quarterly	12/20/28	$97,210,000	$1,940,830	$ 888,797	$1,052,033
Intercontinental Exchange	CDX North American High Yield Index Series 41	B2/B	Sell	Receive	5%/Quarterly	12/20/28	135,135,000	8,109,001	828,008	7,280,993
Intercontinental Exchange	iTraxx Australia Series 39 Version 1 Index	Baa2/BBB	Buy	Receive	1%/Quarterly	06/20/28	97,210,000	(1,472,958)	(518,801)	(954,157)
Total swap contracts							$329,555,000	$8,576,873	$1,198,004	$7,378,869

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of the financial statements.	29

Investment Portfolios

12.31.2023

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)

INFLATION RATE SWAPS
Central Clearing Party	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
LCH Ltd^	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	2.72%	At Termination	06/30/53	EUR 17,646,000	$1,662,243
LCH Ltd	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	2.45%	At Termination	06/30/53	$25,507,000	(281,527)
Total inflation rate swap contracts							$1,380,716

CPI—Consumer Price Index

^ This inflation rate swap is denominated in Euro. Unrealized Appreciation (Depreciation) has been translated into U.S. Dollars as of December 31, 2023.

There is $2,013,439 of variation margin due from the broker to the Fund as of the date of this report.

FORWARD CONTRACTS
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Australian Dollar	67,200,000	U.S. Dollar	42,503,664	01/30/24	J.P. Morgan	$3,340,826
U.S. Dollar	45,150,432	Australian Dollar	67,200,000	01/30/24	J.P. Morgan	(694,058)
Canadian Dollar	63,895,506	U.S. Dollar	46,670,000	01/04/24	Goldman Sachs	1,555,883
U.S. Dollar	33,804,150	Canadian Dollar	44,635,000	01/04/24	Goldman Sachs	115,360
Indian Rupee	901,385,894	U.S. Dollar	10,779,420	01/17/24	Goldman Sachs	45,741
Indian Rupee	901,385,894	U.S. Dollar	10,776,585	01/17/24	J.P. Morgan	48,577
U.S. Dollar	8,883,118	Indian Rupee	740,541,128	01/17/24	Barclays Bank	(10,384)
U.S. Dollar	12,740,370	Indian Rupee	1,062,230,660	01/17/24	J.P. Morgan	(16,451)
Japanese Yen	6,236,587,215	U.S. Dollar	42,226,695	01/24/24	Goldman Sachs	2,190,991
U.S. Dollar	42,436,244	Japanese Yen	6,236,587,215	01/24/24	Goldman Sachs	(1,981,441)
Norwegian Krone	138,341,292	U.S. Dollar	12,990,000	03/05/24	Goldman Sachs	647,211
U.S. Dollar	13,561,409	Norwegian Krone	138,341,292	03/05/24	Goldman Sachs	(75,802)
Swedish Krona	134,664,732	U.S. Dollar	12,990,000	03/05/24	J.P. Morgan	397,259
U.S. Dollar	13,447,955	Swedish Krona	134,664,732	03/05/24	J.P. Morgan	60,696
U.S. Dollar	26,741,314	Swiss Franc	23,384,076	02/26/24	J.P. Morgan	(1,231,918)
Total forward contracts						$4,392,490

30	The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

12.31.2023

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund

Assets
Investments—unaffiliated, at value (a)(b)	$402,780,539	$368,502,195	$601,033,191	$6,447,986,466
Cash	180,941	3,072,216	10,460,584	27,811,189
Foreign currency, at value (Cost $—, $19,554, $—, and $—)	—	20,151	—	—
Receivable for fund shares sold	350,494	336,804	256,670	15,872,182
Receivable for dividends and interest, net	195,667	245,823	838,450	1,686,709
Receivable for foreign tax reclaims	—	2,709,355	35,766	16,885
Prepaid expenses	18,944	2,776	5,503	50,206
Total assets	403,526,585	374,889,320	612,630,164	6,493,423,637

Liabilities
Payable for securities lending collateral received	—	4,679,500	—	—
Payable for fund shares redeemed	370,536	411,781	1,417,355	30,220,030
Accrued custody fees	2,169	16,586	2,997	28,725
Accrued investment advisory fees, net	123,467	165,346	241,784	2,753,078
Accrued administrative fees	34,077	30,790	51,952	537,875
Accrued distribution fees	44,760	7,953	77,813	204,956
Accrued shareholder servicing fees	24,399	26,949	42,887	240,989
Accrued professional fees	65,722	71,764	66,147	66,335
Accrued compliance fees	525	525	525	525
Other accrued expenses	27,976	40,796	41,692	292,343
Total liabilities	693,631	5,451,990	1,943,152	34,344,856
Net assets	402,832,954	369,437,330	610,687,012	6,459,078,781

Net assets consists of
Paid-in capital	166,292,498	329,750,746	385,437,714	4,340,292,481
Total distributable earnings (accumulated loss)	236,540,456	39,686,584	225,249,298	2,118,786,300
Net assets	402,832,954	369,437,330	610,687,012	6,459,078,781

Net assets, at market value
Class A	180,698,626	4,441,718	205,591,258	618,313,088
Class C	7,698,102	1,163,152	39,683,460	70,438,248
Class I	212,657,664	340,168,891	351,798,937	1,295,851,864
Class R-3	279,391	14,629,680	1,255,334	40,872,019
Class R-5	1,224,302	45,850	2,888,656	872,009,136
Class R-6	246,958	8,953,999	9,333,445	3,559,772,274
Class Y	27,911	34,040	135,922	1,822,152

NAV, offering and redemption price per share (c)
Class A	$45.42	$21.06	$20.59	$70.53
Class A maximum offering price (d)	47.69	22.11	21.62	74.05
Class C	23.29	20.64	19.37	50.78
Class I	49.57	21.20	20.51	76.77
Class R-3	41.98	21.04	20.49	66.84
Class R-5	49.43	21.13	20.54	76.46
Class R-6	48.46	20.97	20.47	77.75
Class Y	49.03	21.02	20.46	75.08

Shares of beneficial interest outstanding
Class A	3,978,042	210,874	9,982,984	8,766,123
Class C	330,489	56,348	2,048,439	1,387,059
Class I	4,290,416	16,047,331	17,150,885	16,880,251
Class R-3	6,655	695,243	61,266	611,533
Class R-5	24,767	2,170	140,620	11,404,457
Class R-6	5,096	426,941	456,062	45,782,404
Class Y	569	1,619	6,642	24,269

(a) Identified cost	$170,610,910	$312,491,091	$391,739,197	$4,424,051,491

(b) Includes securities on loan, at value	$—	$4,566,810	$—	$—

(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(d) The maximum offering price is computed as 100/95.25 of NAV.

The accompanying notes are an integral part of the financial statements.	31

Statements of Assets and Liabilities

12.31.2023

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund

Assets
Investments—unaffiliated, at value (a)(b)	$590,073,537	$3,333,544,266	$260,191,194
Cash	249	31,508	655,910
Receivable for investments sold	3,214,828	21,645,855	499,867
Receivable for fund shares sold	572,631	2,255,423	156,410
Receivable for dividends and interest, net	140,412	2,750,899	120,797
Prepaid expenses	21,727	21,197	7,550
Total assets	594,023,384	3,360,249,148	261,631,728

Liabilities
Payable for borrowing on line of credit	1,041,000	1,595,000	—
Payable for securities lending collateral received	615,239	—	—
Payable for fund shares redeemed	2,308,444	16,985,588	537,958
Payable for interest due on line of credit	651	997	—
Accrued custody fees	4,015	16,388	2,762
Accrued investment advisory fees, net	293,307	2,053,477	109,632
Accrued administrative fees	49,549	281,221	21,559
Accrued distribution fees	46,637	23,509	3,880
Accrued shareholder servicing fees	27,408	258,613	18,131
Accrued professional fees	66,147	66,173	66,330
Accrued compliance fees	525	525	525
Other accrued expenses	57,373	231,808	23,660
Total liabilities	4,510,295	21,513,299	784,437
Net assets	589,513,089	3,338,735,849	260,847,291

Net assets consists of
Paid-in capital	434,083,567	2,788,816,544	169,860,374
Total distributable earnings (accumulated loss)	155,429,522	549,919,305	90,986,917
Net assets	589,513,089	3,338,735,849	260,847,291

Net assets, at market value
Class A	145,842,429	26,449,234	13,024,532
Class C	10,805,361	19,200,194	1,343,343
Class I	206,006,050	2,917,789,478	237,202,693
Class R-3	16,337,918	3,124,233	25,651
Class R-5	17,554,686	3,403,123	21,455
Class R-6	192,953,407	365,964,075	9,133,568
Class Y	13,238	2,805,512	96,049

NAV, offering and redemption price per share (c)
Class A	$22.20	$21.63	$26.50
Class A maximum offering price (d)	23.31	22.71	27.82
Class C	2.86	20.93	25.01
Class I	26.65	21.80	26.97
Class R-3	19.28	21.36	25.87
Class R-5	26.97	21.65	26.88
Class R-6	27.92	21.77	27.17
Class Y	25.47	21.58	26.45

Shares of beneficial interest outstanding
Class A	6,569,576	1,223,080	491,582
Class C	3,771,979	917,297	53,710
Class I	7,729,962	133,859,468	8,794,949
Class R-3	847,447	146,288	992
Class R-5	650,904	157,182	798
Class R-6	6,910,306	16,809,421	336,222
Class Y	520	130,012	3,631

(a) Identified cost	$442,706,033	$2,675,342,213	$163,542,189

(b) Includes securities on loan, at value	$577,909	$—	$—

(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(d) The maximum offering price is computed as 100/95.25 of NAV.

32	The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

12.31.2023

	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund

Assets
Investments—unaffiliated, at value (a)	$644,741,129	$2,010,943,853	$1,817,954,087
Unrealized appreciation—open forward contracts	—	3,630,301	8,402,544
Cash	16,579,492	48,308,191	28,450,885
Deposit at broker—open swap contracts	—	6,266,796	15,127,448
Deposit at broker—open futures contracts	—	—	1,886,522
Segregated cash—open forward contracts and/or TBA transactions	—	905,000	3,000,000
Variation margin receivable—open swap contracts	—	—	2,013,439
Variation margin receivable—open futures contracts	—	—	2,553,716
Receivable for investments sold	49,931,288	128,210,079	41,366,327
Receivable for fund shares sold	1,041,732	4,038,046	3,589,703
Receivable for dividends and interest, net	3,217,353	10,826,491	6,888,467
Prepaid expenses	14,281	18,804	7,664
Total assets	715,525,275	2,213,147,561	1,931,240,802

Liabilities
Unrealized depreciation—open forward contracts	—	810,380	4,010,054
Variation margin payable—open swap contracts	—	57,329	—
Payable for investments purchased	206,987,202	616,181,830	495,617,257
Payable for fund shares redeemed	244,890	1,170,512	786,970
Accrued custody fees	4,125	9,178	7,679
Accrued investment advisory fees, net	24,500	207,996	279,596
Accrued administrative fees	42,720	134,022	118,400
Accrued distribution fees	15,022	11,646	11,646
Accrued shareholder servicing fees	41,535	113,963	103,703
Accrued professional fees	76,694	76,753	76,753
Accrued compliance fees	725	925	1,125
Other accrued expenses	37,233	82,009	56,941
Total liabilities	207,474,646	618,856,543	501,070,124
Net assets	508,050,629	1,594,291,018	1,430,170,678

Net assets consists of
Paid-in capital	578,121,267	1,755,104,305	1,464,375,378
Total distributable earnings (accumulated loss)	(70,070,638)	(160,813,287)	(34,204,700)
Net assets	508,050,629	1,594,291,018	1,430,170,678

Net assets, at market value
Class A	2,994,064	4,571,957	5,792,864
Class C	3,599,179	4,483,833	1,224,329
Class I	431,534,687	1,501,881,313	1,279,762,385
Class R-3	404,189	208,356	11,842
Class R-5	646,911	61,903	1,017,631
Class R-6	16,234,604	51,653,642	100,628,856
Class Y	52,636,995	31,430,014	41,732,771

NAV, offering and redemption price per share (b)
Class A	$10.88	$29.96	$12.23
Class A maximum offering price (c)	11.30	31.13	12.71
Class C	10.83	29.74	12.12
Class I	10.89	30.07	12.25
Class R-3	10.88	29.94	12.21
Class R-5	10.90	30.07	12.25
Class R-6	10.90	30.07	12.25
Class Y	10.88	30.00	12.30

Shares of beneficial interest outstanding
Class A	275,312	152,609	473,797
Class C	332,297	150,776	100,983
Class I	39,643,065	49,951,649	104,461,283
Class R-3	37,144	6,960	970
Class R-5	59,339	2,059	83,064
Class R-6	1,488,731	1,717,813	8,214,343
Class Y	4,836,741	1,047,818	3,392,152

(a) Identified cost	$644,346,413	$2,004,334,367	$1,803,331,989

(b) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(c) The maximum offering price is computed as 100/96.25 of NAV.

The accompanying notes are an integral part of the financial statements.	33

Statements of Operations

	Carillon ClariVest Capital Appreciation Fund		Carillon ClariVest International Stock Fund

	11.01.23 to 12.31.23*	11.01.22 to 10.31.23	11.01.23 to 12.31.23*	11.01.22 to 10.31.23

Investment income
Dividends	$567,658	$2,995,477	$1,429,917	$12,532,722
Less: foreign taxes withheld	—	—	(64,535)	(1,207,201)
Interest	9,234	40,343	15,725	141,736
Securities lending, net (Note 7)	—	857	2,090	16,056
IRS compliance fee and related expenses for withholding tax claims	—	—	—	(276,141)
Total investment income	576,892	3,036,677	1,383,197	11,207,172

Expenses
Investment advisory fees	395,197	2,169,214	417,622	2,544,449
Administrative fees:
Class A	29,523	157,894	725	4,280
Class C	1,251	7,665	186	1,074
Class I	34,804	194,654	54,998	342,324
Class R-3	48	270	2,332	12,892
Class R-5	195	983	7	34
Class R-6	40	41	1,407	2,858
Class Y	5	27	5	30
Distribution and service fees:
Class A	73,808	394,736	1,812	10,700
Class C	12,510	76,654	1,858	10,743
Class R-3	241	1,349	11,661	64,459
Class Y	12	69	13	76
Shareholder servicing fees:
Class A	22,405	124,963	634	3,265
Class C	788	4,967	110	571
Class I	23,393	169,250	50,855	299,987
Class R-3	67	403	3,481	15,673
Class R-5	195	1,133	4	21
Class Y	3	5	—	1
Custodian fees	1,947	13,015	14,110	70,514
Professional fees	54,749	124,615	58,330	131,710
State registration fees	25,733	100,793	25,434	90,803
Trustees compensation	600	53,725	600	53,725
Compliance fees	413	4,232	413	4,232
Interest expense on line of credit	1,930	14,323	1,677	4,689
Other expenses	35,799	146,375	31,595	175,058
Total expenses before adjustments	715,656	3,761,355	679,869	3,844,168

Fees and expenses waived	(152,647)	(674,911)	(97,534)	(298,752)
Recovered fees previously waived by Manager	—	—	—	23
Total expenses after adjustments	563,009	3,086,444	582,335	3,545,439

Net investment income (loss)	13,883	(49,767)	800,862	7,661,733

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	5,470,376	45,187,132	1,561,126	(3,509,126)
Foreign currency transactions	—	—	(97,920)	172,545
Net realized gain (loss)	5,470,376	45,187,132	1,463,206	(3,336,581)
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translations	48,007,601	7,096,092	44,580,444	48,859,079
Net gain (loss) on investments	53,477,977	52,283,224	46,043,650	45,522,498

Net increase (decrease) in assets resulting from operations	53,491,860	52,233,457	46,844,512	53,184,231

* Fiscal year-end changed to December beginning with the December 31, 2023 period-end.

34	The accompanying notes are an integral part of the financial statements.

Statements of Operations

	Carillon Eagle Growth & Income Fund		Carillon Eagle Mid Cap Growth Fund

	11.01.23 to 12.31.23*	11.01.22 to 10.31.23	11.01.23 to 12.31.23*	11.01.22 to 10.31.23

Investment income
Dividends	$2,982,104	$19,195,739	$8,986,024	$34,339,080
Less: foreign taxes withheld	—	(8,317)	(115,653)	(836,937)
Interest	65,832	522,155	154,449	3,420,574
Securities lending, net (Note 7)	—	—	105	109,946
Total investment income	3,047,936	19,709,577	9,024,925	37,032,663

Expenses
Investment advisory fees	468,759	3,317,922	5,234,171	31,591,893
Administrative fees:
Class A	33,202	208,875	98,413	597,826
Class C	6,645	47,554	11,339	78,432
Class I	58,422	459,282	207,691	1,308,817
Class R-3	217	1,405	6,419	35,572
Class R-5	458	3,343	137,179	806,448
Class R-6	1,513	8,891	560,436	3,338,825
Class Y	21	130	289	2,459
Distribution and service fees:
Class A	83,004	522,187	246,032	1,494,564
Class C	66,451	475,543	113,394	784,317
Class R-3	1,083	7,026	32,093	177,861
Class Y	53	324	723	6,148
Shareholder servicing fees:
Class A	26,400	197,594	144,720	936,738
Class C	5,050	36,227	9,976	67,535
Class I	45,982	402,176	172,004	1,119,230
Class R-3	325	2,092	9,438	58,359
Class R-5	457	3,793	131,089	866,448
Class Y	19	184	433	3,813
Custodian fees	3,915	20,658	28,239	161,499
Professional fees	54,758	128,502	54,768	125,885
State registration fees	26,415	100,578	41,783	141,965
Trustees compensation	600	53,725	600	53,725
Compliance fees	413	4,232	413	4,232
Interest expense on line of credit	154	53,865	3,370	864
Other expenses	34,304	238,919	237,048	1,294,206
Total expenses before adjustments	918,620	6,295,027	7,482,060	45,057,661

Fees and expenses waived	—	—	—	—
Total expenses after adjustments	918,620	6,295,027	7,482,060	45,057,661

Net investment income (loss)	2,129,316	13,414,550	1,542,865	(8,024,998)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	16,257,135	64,776,221	98,580,478	686,351,569
Foreign currency transactions	—	—	—	—
Net realized gain (loss)	16,257,135	64,776,221	98,580,478	686,351,569
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translations	63,188,366	(76,831,592)	958,454,581	(740,861,697)
Net gain (loss) on investments	79,445,501	(12,055,371)	1,057,035,059	(54,510,128)

Net increase (decrease) in assets resulting from operations	81,574,817	1,359,179	1,058,577,924	(62,535,126)

* Fiscal year-end changed to December beginning with the December 31, 2023 period-end.

The accompanying notes are an integral part of the financial statements.	35

Statements of Operations

	Carillon Eagle Small Cap Growth Fund		Carillon Scout Mid Cap Fund

	11.01.23 to 12.31.23*	11.01.22 to 10.31.23	11.01.23 to 12.31.23*	11.01.22 to 10.31.23

Investment income
Dividends	$951,370	$3,760,885	$8,425,713	$44,323,672
Less: foreign taxes withheld	(9,329)	(110,420)	(42,812)	(99,931)
Interest	12,141	163,527	66,024	630,776
Securities lending, net (Note 7)	85,375	149,691	403	8,531
Total investment income	1,039,557	3,963,683	8,449,328	44,863,048

Expenses
Investment advisory fees	564,150	4,129,573	3,980,215	26,209,256
Administrative fees:
Class A	23,526	164,458	4,160	25,796
Class C	1,742	13,181	3,134	21,427
Class I	33,459	256,285	477,648	3,203,397
Class R-3	2,620	22,019	512	3,375
Class R-5	3,049	23,480	528	3,998
Class R-6	30,578	225,930	58,298	340,494
Class Y	2	25	448	2,837
Distribution and service fees:
Class A	58,815	411,146	10,400	64,489
Class C	17,415	131,807	31,339	214,265
Class R-3	13,101	110,095	2,562	16,873
Class Y	5	62	1,119	7,092
Shareholder servicing fees:
Class A	29,481	239,363	5,242	33,275
Class C	1,931	13,186	3,640	24,424
Class I	29,165	271,285	527,587	3,753,397
Class R-3	3,930	42,928	768	5,462
Class R-5	3,048	34,880	528	4,498
Class Y	—	7	649	4,226
Custodian fees	2,026	31,256	15,266	105,764
Professional fees	54,759	125,483	54,785	125,593
State registration fees	34,213	105,937	39,161	142,090
Trustees compensation	600	53,725	600	53,725
Compliance fees	413	4,232	413	4,232
Interest expense on line of credit	5,264	84,627	30,688	61,837
Other expenses	36,248	269,393	152,578	904,496
Total expenses before adjustments	949,540	6,764,363	5,402,268	35,336,318

Fees and expenses waived	—	—	—	—
Total expenses after adjustments	949,540	6,764,363	5,402,268	35,336,318

Net investment income (loss)	90,017	(2,800,680)	3,047,060	9,526,730

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	14,284,153	51,068,601	102,382,976	(107,832,039)
Net realized gain (loss)	14,284,153	51,068,601	102,382,976	(107,832,039)
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translations	83,852,374	(96,991,188)	367,147,242	24,873,382
Net change in unrealized appreciation (depreciation)	83,852,374	(96,991,188)	367,147,242	24,873,382
Net gain (loss) on investments	98,136,527	(45,922,587)	469,530,218	(82,958,657)

Net increase (decrease) in assets resulting from operations	98,226,544	(48,723,267)	472,577,278	(73,431,927)

* Fiscal year-end changed to December beginning with the December 31, 2023 period-end.

36	The accompanying notes are an integral part of the financial statements.

Statements of Operations

	Carillon Scout Small Cap Fund		Carillon Reams Core Bond Fund

	11.01.23 to 12.31.23*	11.01.22 to 10.31.23	11.01.23 to 12.31.23*	11.01.22 to 10.31.23

Investment income
Dividends	$346,343	$1,490,122	$—	$—
Less: foreign taxes withheld	—	(414)	—	—
Interest	6,446	43,201	3,857,616	17,983,556
Securities lending, net (Note 7)	1	1,647	—	148
Total investment income	352,790	1,534,556	3,857,616	17,983,704

Expenses
Investment advisory fees	245,116	1,564,463	332,066	1,728,854
Administrative fees:
Class A	2,062	13,045	473	3,620
Class C	214	1,475	599	4,237
Class I	37,221	238,054	70,399	354,573
Class R-3	4	46	64	300
Class R-5	3	20	99	107
Class R-6	1,333	8,011	2,617	11,225
Class Y	15	92	8,765	58,150
Distribution and service fees:
Class A	5,156	32,611	1,183	9,051
Class C	2,139	14,751	5,994	42,366
Class R-3	20	232	320	1,502
Class Y	37	231	21,912	145,376
Shareholder servicing fees:
Class A	1,856	11,967	550	3,326
Class C	176	1,243	507	3,287
Class I	36,962	237,736	67,071	338,932
Class R-3	1	44	38	396
Class R-5	—	—	49	—
Class Y	2	24	12,305	79,990
Custodian fees	2,341	15,216	4,609	18,772
Professional fees	54,763	125,861	61,534	133,064
State registration fees	25,058	98,207	31,744	152,802
Trustees compensation	600	53,725	600	53,725
Compliance fees	413	4,232	612	5,774
Interest expense on line of credit	379	284	—	402
Other expenses	20,280	117,472	36,965	179,653
Total expenses before adjustments	436,151	2,539,042	661,075	3,329,484

Fees and expenses waived	(40,892)	(22,220)	(284,649)	(1,302,767)
Total expenses after adjustments	395,259	2,516,822	376,426	2,026,717

Net investment income (loss)	(42,469)	(982,266)	3,481,190	15,956,987

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	(29,966)	(1,450,331)	1,998,550	(26,647,565)
Net realized gain (loss)	(29,966)	(1,450,331)	1,998,550	(26,647,565)
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translations	44,456,934	(26,049,840)	37,792,958	3,676,271
Net change in unrealized appreciation (depreciation)	44,456,934	(26,049,840)	37,792,958	3,676,271
Net gain (loss) on investments	44,426,968	(27,500,171)	39,791,508	(22,971,294)

Net increase (decrease) in assets resulting from operations	44,384,499	(28,482,437)	43,272,698	(7,014,307)

* Fiscal year-end changed to December beginning with the December 31, 2023 period-end.

The accompanying notes are an integral part of the financial statements.	37

Statements of Operations

	Carillon Reams Core Plus Bond Fund		Carillon Reams Unconstrained Bond Fund

	11.01.23 to 12.31.23*	11.01.22 to 10.31.23	11.01.23 to 12.31.23*	11.01.22 to 10.31.23

Investment income
Interest	$12,213,092	$57,044,436	$10,242,570	$56,253,547
Securities lending, net (Note 7)	46	1,100	87	1,534
Total investment income	12,213,138	57,045,536	10,242,657	56,255,081

Expenses
Investment advisory fees	1,030,875	5,295,778	1,351,669	7,749,784
Administrative fees:
Class A	744	3,838	951	5,252
Class C	749	4,468	219	1,364
Class I	242,221	1,264,718	199,885	1,101,559
Class R-3	33	173	2	11
Class R-5	10	50	160	761
Class R-6	8,256	18,636	16,578	92,638
Class Y	5,707	32,061	7,483	90,045
Distribution and service fees:
Class A	1,859	9,596	2,377	13,131
Class C	7,488	44,679	2,195	13,643
Class R-3	163	867	10	56
Class Y	14,267	80,152	18,708	225,113
Shareholder servicing fees:
Class A	642	3,451	663	4,175
Class C	683	4,305	178	1,284
Class I	200,534	1,062,773	190,899	1,098,701
Class R-3	20	249	—	—
Class R-5	3	37	71	744
Class Y	8,502	40,609	10,896	124,535
Custodian fees	7,685	48,075	6,992	50,676
Professional fees	61,534	133,183	61,533	133,183
State registration fees	37,262	160,285	42,028	226,607
Trustees compensation	600	53,725	600	53,725
Compliance fees	812	7,116	1,112	7,217
Interest expense on line of credit	—	—	—	670
Other expenses	78,423	374,462	59,287	290,938
Total expenses before adjustments	1,709,072	8,643,286	1,974,496	11,285,812

Fees and expenses waived	(643,562)	(3,151,353)	(837,065)	(4,620,018)
Total expenses after adjustments	1,065,510	5,491,933	1,137,431	6,665,794

Net investment income (loss)	11,147,628	51,553,603	9,105,226	49,589,287

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments—unaffiliated	7,635,334	(79,531,891)	5,939,325	(60,064,432)
Written options	—	4,738,253	1,337,499	13,377,842
Foreign currency transactions	—	737,708	—	3,041,969
Swap contracts—credit default	2,061,622	9,295,847	4,729,678	18,945,948
Futures contracts	(1,418,468)	(4,986,740)	(5,800,957)	(4,124,134)
Forward contracts	—	590,973	417,455	(3,225,868)
Net realized gain (loss)	8,278,488	(69,155,850)	6,623,000	(32,048,675)
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translations	109,306,842	1,394,070	66,780,043	21,296,641
Written options		—	(385,404)	385,404
Swap contracts—credit default	5,090,930	(3,256,162)	8,108,284	(5,685,269)
Swap contracts—inflation rates	—	—	(42,081)	1,422,797
Futures contracts	1,710,450	(1,344,128)	(933,529)	7,362,848
Forward contracts	2,979,904	1,497,101	3,738,342	4,506,170
Net change in unrealized appreciation (depreciation)	119,088,126	(1,709,119)	77,265,655	29,288,591
Net gain (loss) on investments	127,366,614	(70,864,969)	83,888,655	(2,760,084)

Net increase (decrease) in assets resulting from operations	138,514,242	(19,311,366)	92,993,881	46,829,203

* Fiscal year-end changed to December beginning with the December 31, 2023 period-end.

38	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Carillon ClariVest Capital Appreciation Fund			Carillon ClariVest International Stock Fund

	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	11/1/21 to 10/31/22	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	11/1/21 to 10/31/22

Net assets, beginning of period	$360,318,901	$378,339,516	$644,094,079	$334,066,381	$325,935,379	$11,753,312
Increase (decrease) in net assets from operations
Net investment income (loss)	13,883	(49,767)	247,087	800,862	7,661,733	2,446,629
Net realized gain (loss)	5,470,376	45,187,132	55,669,061	1,463,206	(3,336,581)	(11,934,596)
Net change in unrealized appreciation (depreciation)	48,007,601	7,096,092	(205,794,040)	44,580,444	48,859,079	(5,284,338)
Net increase (decrease) in net assets resulting from operations	53,491,860	52,233,457	(149,877,892)	46,844,512	53,184,231	(14,772,305)
Distributions to shareholders from earnings	(43,038,033)	(58,102,132)	(42,228,090)	(10,540,368)	(3,029,711)	(235,421)
Fund share transactions
Proceeds from shares sold-Class A	2,069,081	5,178,830	5,016,365	32,419	506,392	761,250
Issued as reinvestment of distributions-Class A	18,543,860	24,307,714	14,336,613	115,469	56,816	56,138
Cost of shares redeemed-Class A	(5,272,470)	(21,589,359)	(23,022,836)	(229,651)	(591,058)	(909,220)
Proceeds from shares sold-Class C	321,066	549,905	708,297	4,064	293,389	344,531
Issued as reinvestment of distributions-Class C	806,664	2,256,215	1,443,347	23,343	9,517	17,493
Cost of shares redeemed-Class C	(618,615)	(3,271,922)	(3,256,609)	(30,383)	(472,053)	(755,540)
Proceeds from shares sold-Class I	3,916,662	31,347,335	166,035,752	1,283,878	8,517,430	15,811,436
Issued as reinvestment of distributions-Class I	22,486,431	29,776,402	25,281,641	9,663,768	2,812,525	158,861
Cost of shares redeemed-Class I	(10,355,144)	(81,041,646)	(255,451,315)	(12,363,716)	(60,777,135)	(25,817,476)
Proceeds from shares sold-Class R-3	2,224	19,952	25,562	252,690	13,898,857	78,295
Issued as reinvestment of distributions-Class R-3	29,868	48,168	37,541	348,648	94,662	744
Cost of shares redeemed-Class R-3	(35,011)	(52,733)	(188,818)	(359,276)	(1,955,362)	(42,055)
Proceeds from shares sold-Class R-5	26,980	102,484	5,049,665	1,483	8,645	15,101
Issued as reinvestment of distributions-Class R-5	128,300	138,839	379,817	1,321	381	77
Cost of shares redeemed-Class R-5	(10,866)	(123,323)	(8,805,488)	(217)	(364)	(11)
Proceeds from shares sold-Class R-6	4,107	183,471	937,463	246,956	8,119,053	16,409,863
Issued as reinvestment of distributions-Class R-6	25,887	4,582	94,234	268,675	11,379	1,188
Cost of shares redeemed-Class R-6	(815)	(158)	(2,271,536)	(193,616)	(12,557,808)	(2,226,682)
Proceeds from shares sold-Class Y	—	10,000	—	57	914	855
Issued as reinvestment of distributions-Class Y	2,935	3,304	1,724	893	312	220
Cost of shares redeemed-Class Y	(10,918)	—	—	—	(10)	(7)
Proceeds from shares issued—fund reorganization	—	—	—	—	—	325,284,732
Net increase (decrease) from fund share transactions	32,060,226	(12,151,940)	(73,648,581)	(933,195)	(42,023,518)	329,189,793
Increase (decrease) in net assets	42,514,053	(18,020,615)	(265,754,563)	35,370,949	8,131,002	314,182,067
Net assets, end of period	402,832,954	360,318,901	378,339,516	369,437,330	334,066,381	325,935,379

Shares issued and redeemed
Shares sold-Class A	43,215	119,459	94,630	1,603	26,197	40,518
Issued as reinvestment of distributions-Class A	406,843	662,155	242,747	5,491	3,163	2,687
Shares redeemed-Class A	(111,607)	(514,683)	(427,105)	(11,182)	(30,056)	(50,473)
Shares sold-Class C	12,850	23,815	21,682	205	15,431	17,774
Issued as reinvestment of distributions-Class C	34,502	118,936	40,351	1,133	540	852
Shares redeemed-Class C	(25,022)	(146,566)	(98,313)	(1,544)	(25,420)	(42,159)
Shares sold-Class I	75,750	692,789	2,921,726	61,925	436,312	831,133
Issued as reinvestment of distributions-Class I	452,171	745,528	399,773	456,700	155,646	7,627
Shares redeemed-Class I	(202,384)	(1,767,482)	(4,867,230)	(594,749)	(3,088,904)	(1,501,157)
Shares sold-Class R-3	50	514	507	12,321	768,056	4,110
Issued as reinvestment of distributions-Class R-3	709	1,416	675	16,594	5,274	36
Shares redeemed-Class R-3	(785)	(1,406)	(3,660)	(17,480)	(99,248)	(2,329)
Shares sold-Class R-5	515	2,245	84,702	69	446	794
Issued as reinvestment of distributions-Class R-5	2,587	3,486	6,029	63	21	4
Shares redeemed-Class R-5	(210)	(2,697)	(153,928)	(11)	(21)	(1)
Shares sold-Class R-6	81	3,847	16,182	11,939	398,922	808,084
Issued as reinvestment of distributions-Class R-6	533	117	1,504	12,837	636	56
Shares redeemed-Class R-6	(16)	(3)	(40,870)	(9,663)	(692,365)	(121,412)
Shares sold-Class Y	—	213	—	3	48	46
Issued as reinvestment of distributions-Class Y	60	83	27	42	17	10
Shares redeemed-Class Y	(213)	—	—	—	(1)	—
Shares issued—fund reorganization	—	—	—	—	—	19,061,631
Net Shares issued and redeemed	689,629	(58,234)	(1,760,571)	(53,704)	(2,125,306)	19,057,831
* Fiscal year-end changed to December beginning with the December 31, 2023 period-end.

The accompanying notes are an integral part of the financial statements.	39

Statements of Changes in Net Assets

	Carillon Eagle Growth & Income Fund			Carillon Eagle Mid Cap Growth Fund

	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	11/1/21 to 10/31/22	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	11/1/21 to 10/31/22

Net assets, beginning of period	$570,100,254	$834,556,150	$992,237,995	$5,561,137,796	$6,077,046,472	$8,759,476,768
Increase (decrease) in net assets from operations
Net investment income (loss)	2,129,316	13,414,550	14,716,387	1,542,865	(8,024,998)	(20,505,949)
Net realized gain (loss) on investments	16,257,135	64,776,221	44,487,600	98,580,478	686,351,569	75,860,596
Net change in unrealized appreciation (depreciation)	63,188,366	(76,831,592)	(143,613,102)	958,454,581	(740,861,697)	(2,309,437,677)
Net increase (decrease) in net assets resulting from operations	81,574,817	1,359,179	(84,409,115)	1,058,577,924	(62,535,126)	(2,254,083,030)
Distributions to shareholders from earnings	(67,116,240)	(57,804,502)	(91,521,368)	(687,230,816)	(77,040,335)	(759,309,582)
Fund share transactions
Proceeds from shares sold-Class A	4,975,216	18,051,845	30,230,325	12,322,147	64,510,257	75,472,228
Issued as reinvestment of distributions-Class A	19,178,169	13,098,639	18,215,873	61,166,937	7,470,609	81,392,202
Cost of shares redeemed-Class A	(9,347,455)	(37,691,178)	(30,713,992)	(30,315,948)	(111,705,449)	(175,385,846)
Proceeds from shares sold-Class C	888,564	2,298,192	6,119,913	812,373	3,410,431	4,249,691
Issued as reinvestment of distributions-Class C	3,620,745	2,898,414	5,429,765	7,252,675	1,486,421	16,318,983
Cost of shares redeemed-Class C	(3,726,455)	(16,892,067)	(24,087,306)	(5,639,248)	(23,199,138)	(23,519,623)
Proceeds from shares sold-Class I	9,097,872	40,927,681	120,845,854	45,965,850	179,703,811	295,574,777
Issued as reinvestment of distributions-Class I	30,685,018	30,812,137	50,047,182	129,670,509	15,345,063	156,922,110
Cost of shares redeemed-Class I	(30,254,780)	(259,889,720)	(158,367,252)	(91,049,947)	(400,229,878)	(392,585,888)
Proceeds from shares sold-Class R-3	23,911	241,072	557,917	816,674	10,948,785	8,466,110
Issued as reinvestment of distributions-Class R-3	143,306	110,833	148,511	4,282,482	486,523	5,203,261
Cost of shares redeemed-Class R-3	(213,639)	(628,332)	(342,070)	(1,541,677)	(9,307,863)	(13,237,275)
Proceeds from shares sold-Class R-5	112,544	642,425	2,212,132	23,641,732	192,856,001	138,859,327
Issued as reinvestment of distributions-Class R-5	228,589	267,681	581,457	87,861,722	9,129,525	90,128,089
Cost of shares redeemed-Class R-5	(24,758)	(2,447,271)	(4,850,650)	(38,153,191)	(163,371,724)	(200,523,402)
Proceeds from shares sold-Class R-6	232,648	1,671,309	3,670,611	86,819,229	530,849,302	636,651,917
Issued as reinvestment of distributions-Class R-6	989,684	663,198	813,782	369,312,101	39,891,600	378,818,417
Cost of shares redeemed-Class R-6	(498,554)	(2,138,715)	(1,995,460)	(136,788,604)	(723,388,275)	(751,508,696)
Proceeds from shares sold-Class Y	4,330	1,764	666,033	24,137	139,999	1,173,942
Issued as reinvestment of distributions-Class Y	14,008	9,590	40,741	196,390	34,641	418,862
Cost of shares redeemed-Class Y	(782)	(18,070)	(974,728)	(62,466)	(1,393,856)	(1,926,870)
Net increase (decrease) from fund share transactions	26,128,181	(208,010,573)	18,248,638	526,593,877	(376,333,215)	330,962,316
Increase (decrease) in net assets	40,586,758	(264,455,896)	(157,681,845)	897,940,985	(515,908,676)	(2,682,430,296)
Net assets, end of period	610,687,012	570,100,254	834,556,150	6,459,078,781	5,561,137,796	6,077,046,472

Shares issued and redeemed
Shares sold-Class A	237,906	838,993	1,259,994	171,899	916,373	980,545
Issued as reinvestment of distributions-Class A	935,064	619,471	750,737	871,323	113,673	946,531
Shares redeemed-Class A	(442,778)	(1,755,344)	(1,297,270)	(422,461)	(1,597,575)	(2,254,795)
Shares sold-Class C	45,338	112,825	271,716	15,915	67,684	72,364
Issued as reinvestment of distributions-Class C	187,700	145,659	235,300	143,475	31,195	258,621
Shares redeemed-Class C	(187,306)	(835,248)	(1,061,148)	(108,436)	(454,855)	(415,281)
Shares sold-Class I	438,176	1,905,404	5,096,815	573,777	2,345,514	3,630,037
Issued as reinvestment of distributions-Class I	1,502,694	1,462,656	2,072,822	1,697,480	215,248	1,689,515
Shares redeemed-Class I	(1,443,301)	(12,144,992)	(6,760,843)	(1,176,387)	(5,253,667)	(4,697,855)
Shares sold-Class R-3	1,124	11,386	23,992	12,043	161,834	108,585
Issued as reinvestment of distributions-Class R-3	7,025	5,269	6,143	64,379	7,792	63,485
Shares redeemed-Class R-3	(10,279)	(29,586)	(15,400)	(22,719)	(138,883)	(174,755)
Shares sold-Class R-5	5,405	29,616	91,485	301,632	2,570,736	1,733,940
Issued as reinvestment of distributions-Class R-5	11,179	12,696	23,997	1,154,707	128,549	973,831
Shares redeemed-Class R-5	(1,164)	(115,711)	(203,118)	(492,160)	(2,149,012)	(2,394,371)
Shares sold-Class R-6	10,935	78,006	153,361	1,103,239	6,914,580	7,653,181
Issued as reinvestment of distributions-Class R-6	48,562	31,551	33,837	4,773,325	552,975	4,034,275
Shares redeemed-Class R-6	(23,964)	(98,772)	(84,771)	(1,740,728)	(9,398,864)	(8,571,128)
Shares sold-Class Y	213	82	27,333	309	1,899	14,803
Issued as reinvestment of distributions-Class Y	687	456	1,675	2,629	495	4,580
Shares redeemed-Class Y	(35)	(855)	(40,018)	(834)	(17,740)	(24,806)
Net Shares issued and redeemed	1,323,181	(9,726,438)	586,639	6,922,407	(4,982,049)	3,631,302

* Fiscal year-end changed to December beginning with the December 31, 2023 period-end.

40	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Carillon Eagle Small Cap Growth Fund			Carillon Scout Mid Cap Fund

	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	11/1/21 to 10/31/22	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	11/1/21 to 10/31/22

Net assets, beginning of period	$521,115,833	$994,152,211	$2,346,648,459	$3,050,652,632	$3,831,288,351	$4,915,165,823
Increase (decrease) in net assets from operations
Net investment income (loss)	90,017	(2,800,680)	(5,327,275)	3,047,060	9,526,730	37,743,900
Net realized gain (loss) on investments	14,284,153	51,068,601	331,399,034	102,382,976	(107,832,039)	86,708,181
Net change in unrealized appreciation (depreciation)	83,852,374	(96,991,188)	(921,232,273)	367,147,242	24,873,382	(1,023,856,786)
Net increase (decrease) in net assets resulting from operations	98,226,544	(48,723,267)	(595,160,514)	472,577,278	(73,431,927)	(899,404,705)
Distributions to shareholders from earnings	(51,422,980)	(238,385,196)	(595,177,275)	(6,052,719)	(150,669,095)	(496,708,988)
Fund share transactions
Proceeds from shares sold-Class A	2,777,344	19,899,851	34,344,541	1,060,084	6,180,354	11,563,790
Issued as reinvestment of distributions-Class A	11,842,895	47,180,869	88,353,278	8,655	773,044	2,540,521
Cost of shares redeemed-Class A	(10,131,789)	(75,231,744)	(112,579,934)	(1,033,540)	(8,121,965)	(12,607,636)
Proceeds from shares sold-Class C	89,407	1,049,961	1,499,517	174,116	1,647,478	4,678,836
Issued as reinvestment of distributions-Class C	909,344	10,603,637	14,385,326	—	610,028	2,668,763
Cost of shares redeemed-Class C	(869,975)	(6,080,906)	(10,223,333)	(1,018,134)	(7,081,557)	(5,659,962)
Proceeds from shares sold-Class I	9,062,961	89,719,579	271,420,962	51,400,327	377,620,667	751,261,923
Issued as reinvestment of distributions-Class I	16,359,781	70,494,772	171,230,337	4,610,533	126,004,873	426,534,005
Cost of shares redeemed-Class I	(16,696,310)	(252,443,554)	(393,142,279)	(230,483,408)	(1,070,108,055)	(1,011,691,471)
Proceeds from shares sold-Class R-3	379,578	2,578,900	8,635,144	129,260	524,433	1,131,662
Issued as reinvestment of distributions-Class R-3	1,423,293	10,295,058	17,101,074	—	119,759	505,625
Cost of shares redeemed-Class R-3	(2,185,560)	(21,087,866)	(16,707,494)	(420,468)	(802,309)	(1,829,945)
Proceeds from shares sold-Class R-5	904,722	4,686,647	9,332,866	112,726	483,672	1,457,101
Issued as reinvestment of distributions-Class R-5	1,543,432	6,258,907	20,605,197	5,340	173,571	430,678
Cost of shares redeemed-Class R-5	(4,307,101)	(12,471,777)	(66,064,767)	(5,365)	(1,848,530)	(603,324)
Proceeds from shares sold-Class R-6	5,588,236	32,846,588	70,894,698	13,188,867	89,766,290	184,805,629
Issued as reinvestment of distributions-Class R-6	15,846,481	71,164,790	209,808,705	916,631	10,977,449	22,627,395
Cost of shares redeemed-Class R-6	(10,944,180)	(185,380,097)	(481,073,660)	(17,031,501)	(83,431,832)	(65,678,177)
Proceeds from shares sold-Class Y	—	8,565	14,994	5,014	1,318,387	3,279,524
Issued as reinvestment of distributions-Class Y	1,133	7,982	6,377	1,046	107,576	381,187
Cost of shares redeemed-Class Y	—	(28,077)	(8)	(61,525)	(1,448,030)	(3,559,903)
Net increase (decrease) from fund share transactions	21,593,692	(185,927,915)	(162,158,459)	(178,441,342)	(556,534,697)	312,236,221
Increase (decrease) in net assets	68,397,256	(473,036,378)	(1,352,496,248)	288,083,217	(780,635,719)	(1,083,877,472)
Net assets, end of period	589,513,089	521,115,833	994,152,211	3,338,735,849	3,050,652,632	3,831,288,351

Shares issued and redeemed
Shares sold-Class A	124,421	841,837	939,100	50,032	312,143	518,815
Issued as reinvestment of distributions-Class A	537,580	2,246,708	2,271,876	400	40,708	110,361
Shares redeemed-Class A	(453,727)	(3,221,839)	(2,978,803)	(50,229)	(406,182)	(550,212)
Shares sold-Class C	31,030	307,932	107,468	8,767	85,619	211,166
Issued as reinvestment of distributions-Class C	320,191	3,884,116	975,277	—	32,939	118,876
Shares redeemed-Class C	(303,053)	(1,865,067)	(675,066)	(50,567)	(367,566)	(255,319)
Shares sold-Class I	349,353	2,841,494	5,090,343	2,504,081	18,860,407	33,156,025
Issued as reinvestment of distributions-Class I	618,751	2,804,088	3,870,487	211,492	6,590,213	18,400,949
Shares redeemed-Class I	(620,185)	(8,910,639)	(9,859,691)	(11,111,350)	(53,241,935)	(44,964,988)
Shares sold-Class R-3	19,688	124,873	224,992	6,326	26,362	51,930
Issued as reinvestment of distributions-Class R-3	74,401	562,572	483,218	—	6,367	22,186
Shares redeemed-Class R-3	(118,980)	(1,072,553)	(500,740)	(20,915)	(40,088)	(85,586)
Shares sold-Class R-5	33,166	167,852	237,874	5,302	24,460	64,834
Issued as reinvestment of distributions-Class R-5	57,677	245,930	461,379	247	9,140	18,701
Shares redeemed-Class R-5	(157,147)	(455,728)	(1,502,303)	(258)	(94,839)	(27,016)
Shares sold-Class R-6	200,016	1,137,419	1,627,010	636,783	4,477,531	8,027,639
Issued as reinvestment of distributions-Class R-6	572,074	2,704,857	4,585,983	42,105	574,736	977,003
Shares redeemed-Class R-6	(389,715)	(6,473,934)	(11,336,446)	(830,191)	(4,149,050)	(2,927,770)
Shares sold-Class Y	—	326	403	245	66,541	140,515
Issued as reinvestment of distributions-Class Y	45	332	148	48	5,674	16,580
Shares redeemed-Class Y	—	(1,106)	—	(3,109)	(71,253)	(165,093)
Net Shares issued and redeemed	895,586	(4,130,530)	(5,977,491)	(8,600,791)	(27,258,073)	12,859,596

* Fiscal year-end changed to December beginning with the December 31, 2023 period-end.

The accompanying notes are an integral part of the financial statements.	41

Statements of Changes in Net Assets

	Carillon Scout Small Cap Fund			Carillon Reams Core Bond Fund

	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	11/1/21 to 10/31/22	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	11/1/21 to 10/31/22

Net assets, beginning of period	$222,444,370	$276,304,280	$395,870,511	$487,416,296	$363,466,089	$506,325,026
Increase (decrease) in net assets from operations
Net investment income (loss)	(42,469)	(982,266)	(1,023,563)	3,481,190	15,956,987	7,320,580
Net realized gain (loss) on investments	(29,966)	(1,450,331)	8,812,947	1,998,550	(26,647,565)	(35,100,494)
Net change in unrealized appreciation (depreciation)	44,456,934	(26,049,840)	(95,278,174)	37,792,958	3,676,271	(43,569,546)
Net increase (decrease) in net assets resulting from operations	44,384,499	(28,482,437)	(87,488,790)	43,272,698	(7,014,307)	(71,349,460)
Distributions to shareholders from earnings	—	(8,383,335)	(57,666,725)	(5,487,159)	(14,846,213)	(7,801,789)
Fund share transactions
Proceeds from shares sold-Class A	138,510	800,454	1,945,731	186,000	652,626	1,719,751
Issued as reinvestment of distributions-Class A	—	425,781	2,685,205	28,812	112,170	63,226
Cost of shares redeemed-Class A	(538,334)	(2,251,547)	(2,052,819)	(178,185)	(1,606,983)	(1,598,223)
Proceeds from shares sold-Class C	9,324	291,555	362,302	10,675	853,519	463,803
Issued as reinvestment of distributions-Class C	—	54,713	491,408	29,016	99,639	65,987
Cost of shares redeemed-Class C	(84,926)	(756,953)	(1,307,344)	(165,090)	(2,043,441)	(7,088,036)
Proceeds from shares sold-Class I	1,934,728	14,153,883	24,674,188	17,987,128	277,527,750	179,115,542
Issued as reinvestment of distributions-Class I	—	7,564,980	51,319,499	4,709,211	12,353,762	6,946,773
Cost of shares redeemed-Class I	(8,125,889)	(37,600,013)	(52,791,793)	(37,476,883)	(164,950,486)	(255,456,119)
Proceeds from shares sold-Class R-3	211	953	2,458	39,032	232,819	86,313
Issued as reinvestment of distributions-Class R-3	—	3,079	25,405	3,654	8,721	1,911
Cost of shares redeemed-Class R-3	(1)	(76,624)	(65,836)	(16,686)	(51,894)	(2,061)
Proceeds from shares sold-Class R-5	—	—	—	71,930	582,531	—
Issued as reinvestment of distributions-Class R-5	—	624	3,816	6,374	4,076	211
Cost of shares redeemed-Class R-5	—	—	—	(28,491)	(11,593)	—
Proceeds from shares sold-Class R-6	850,891	1,919,216	957,361	674,998	13,121,743	4,640,318
Issued as reinvestment of distributions-Class R-6	—	244,354	1,702,995	172,804	394,969	28,176
Cost of shares redeemed-Class R-6	(166,092)	(1,760,653)	(2,364,277)	(640,130)	(1,942,958)	(1,031,437)
Proceeds from shares sold-Class Y	—	—	2,150	969,696	38,048,790	32,516,415
Issued as reinvestment of distributions-Class Y	—	3,172	22,752	532,888	1,847,646	543,950
Cost of shares redeemed-Class Y	—	(11,112)	(23,917)	(4,067,959)	(29,422,679)	(24,724,188)
Net increase (decrease) from fund share transactions	(5,981,578)	(16,994,138)	25,589,284	(17,151,206)	145,810,727	(63,707,688)
Increase (decrease) in net assets	38,402,921	(53,859,910)	(119,566,231)	20,634,333	123,950,207	(142,858,937)
Net assets, end of period	260,847,291	222,444,370	276,304,280	508,050,629	487,416,296	363,466,089

Shares issued and redeemed
Shares sold-Class A	5,753	32,133	68,297	17,314	60,578	144,286
Issued as reinvestment of distributions-Class A	—	17,852	86,119	2,735	10,417	5,411
Shares redeemed-Class A	(21,196)	(91,214)	(71,931)	(16,962)	(149,699)	(135,401)
Shares sold-Class C	400	12,488	14,529	1,028	78,661	38,861
Issued as reinvestment of distributions-Class C	—	2,411	16,418	2,769	9,305	5,644
Shares redeemed-Class C	(3,679)	(31,807)	(47,150)	(15,478)	(190,416)	(607,919)
Shares sold-Class I	76,658	560,447	851,705	1,696,186	25,806,228	15,406,683
Issued as reinvestment of distributions-Class I	—	312,344	1,626,093	446,699	1,150,095	591,011
Shares redeemed-Class I	(323,922)	(1,492,684)	(1,891,021)	(3,575,623)	(15,386,291)	(21,725,701)
Shares sold-Class R-3	9	39	84	3,643	21,419	7,635
Issued as reinvestment of distributions-Class R-3	—	132	829	346	812	165
Shares redeemed-Class R-3	—	(2,983)	(2,051)	(1,537)	(4,953)	(186)
Shares sold-Class R-5	—	—	—	6,634	54,492	—
Issued as reinvestment of distributions-Class R-5	—	26	121	603	390	18
Shares redeemed-Class R-5	—	—	—	(2,626)	(1,143)	—
Shares sold-Class R-6	31,938	74,804	32,882	64,025	1,215,130	399,977
Issued as reinvestment of distributions-Class R-6	—	10,027	53,688	16,356	36,698	2,478
Shares redeemed-Class R-6	(6,413)	(69,102)	(84,583)	(60,844)	(181,202)	(89,995)
Shares sold-Class Y	—	—	77	91,274	3,516,987	2,893,195
Issued as reinvestment of distributions-Class Y	—	133	732	50,577	171,675	46,645
Shares redeemed-Class Y	—	(429)	(766)	(383,187)	(2,757,961)	(2,075,058)
Net Shares issued and redeemed	(240,452)	(665,383)	654,072	(1,656,068)	13,461,222	(5,092,251)

* Fiscal year-end changed to December beginning with the December 31, 2023 period-end.

42	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Carillon Reams Core Plus Bond Fund			Carillon Reams Unconstrained Bond Fund

	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	11/1/21 to 10/31/22	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	11/1/21 to 10/31/22

Net assets, beginning of period	$1,442,969,285	$1,017,840,606	$1,236,644,772	$1,292,786,065	$1,063,978,985	$1,215,980,154
Increase (decrease) in net assets from operations
Net investment income (loss)	11,147,628	51,553,603	24,605,672	9,105,226	49,589,287	23,311,878
Net realized gain (loss) on investments	8,278,488	(69,155,850)	(90,844,278)	6,623,000	(32,048,675)	(24,584,895)
Net change in unrealized appreciation (depreciation)	119,088,126	(1,709,119)	(113,873,887)	77,265,655	29,288,591	(93,100,210)
Net increase (decrease) in net assets resulting from operations	138,514,242	(19,311,366)	(180,112,493)	92,993,881	46,829,203	(94,373,227)
Distributions to shareholders from earnings	(17,571,388)	(62,878,846)	(20,714,439)	(14,705,670)	(60,571,888)	(28,208,428)
Fund share transactions
Proceeds from shares sold-Class A	260,955	2,728,832	1,850,498	37,744	958,742	405,402
Issued as reinvestment of distributions-Class A	32,438	110,932	40,948	57,558	232,399	105,348
Cost of shares redeemed-Class A	(356,032)	(1,827,547)	(4,403,933)	(202,942)	(271,373)	(432,828)
Proceeds from shares sold-Class C	165,130	1,659,332	502,213	67,630	385,524	188,373
Issued as reinvestment of distributions-Class C	23,186	100,587	39,342	10,550	52,735	33,477
Cost of shares redeemed-Class C	(319,097)	(1,088,406)	(2,272,080)	(169,905)	(826,880)	(672,244)
Proceeds from shares sold-Class I	129,200,080	700,005,536	463,787,210	162,587,474	721,527,165	462,395,246
Issued as reinvestment of distributions-Class I	14,025,707	51,403,074	15,935,063	11,196,277	44,600,182	22,174,039
Cost of shares redeemed-Class I	(101,251,365)	(309,227,617)	(452,163,434)	(106,866,987)	(545,774,969)	(550,133,816)
Proceeds from shares sold-Class R-3	13,979	34,924	94,069	—	—	—
Issued as reinvestment of distributions-Class R-3	1,924	7,411	2,510	109	471	224
Cost of shares redeemed-Class R-3	(209)	(21,318)	(54,466)	—	—	—
Proceeds from shares sold-Class R-5	2,368	18,465	32,362	147,996	266,253	597,284
Issued as reinvestment of distributions-Class R-5	657	2,336	332	10,096	35,697	8,888
Cost of shares redeemed-Class R-5	(542)	(5,418)	(513)	(80,765)	(71,817)	(62,448)
Proceeds from shares sold-Class R-6	2,934,894	89,124,047	2,579,807	8,421,811	4,992,154	49,022,290
Issued as reinvestment of distributions-Class R-6	565,617	814,676	90,950	770,661	3,286,512	1,772,354
Cost of shares redeemed-Class R-6	(2,783,063)	(44,110,841)	(443,246)	(3,728,837)	(9,434,843)	(19,195,485)
Proceeds from shares sold-Class Y	2,267,330	27,774,854	9,202,797	1,826,186	100,292,074	24,363,477
Issued as reinvestment of distributions-Class Y	349,318	1,385,386	778,455	457,307	3,775,149	625,496
Cost of shares redeemed-Class Y	(14,754,396)	(11,570,354)	(53,576,118)	(15,445,561)	(81,475,410)	(20,614,591)
Net increase (decrease) from fund share transactions	30,378,879	507,318,891	(17,977,234)	59,096,402	242,549,765	(29,419,514)
Increase (decrease) in net assets	151,321,733	425,128,679	(218,804,166)	137,384,613	228,807,080	(152,001,169)
Net assets, end of period	1,594,291,018	1,442,969,285	1,017,840,606	1,430,170,678	1,292,786,065	1,063,978,985

Shares issued and redeemed
Shares sold-Class A	9,012	92,024	57,525	3,146	80,571	34,475
Issued as reinvestment of distributions-Class A	1,115	3,765	1,267	4,791	19,602	8,466
Shares redeemed-Class A	(12,340)	(61,885)	(136,482)	(17,081)	(22,803)	(35,463)
Shares sold-Class C	5,724	56,089	16,173	5,674	32,553	15,737
Issued as reinvestment of distributions-Class C	803	3,436	1,226	885	4,497	2,699
Shares redeemed-Class C	(10,871)	(36,939)	(70,756)	(13,990)	(69,820)	(55,267)
Shares sold-Class I	4,431,860	23,390,405	14,334,723	13,504,688	60,133,926	37,705,070
Issued as reinvestment of distributions-Class I	480,017	1,735,473	496,816	929,667	3,752,397	1,781,923
Shares redeemed-Class I	(3,458,607)	(10,513,268)	(14,013,388)	(8,945,998)	(45,797,507)	(45,294,343)
Shares sold-Class R-3	478	1,174	2,912	—	—	—
Issued as reinvestment of distributions-Class R-3	66	252	79	9	40	18
Shares redeemed-Class R-3	(7)	(734)	(1,660)	—	—	—
Shares sold-Class R-5	81	621	1,105	12,347	22,415	49,003
Issued as reinvestment of distributions-Class R-5	22	79	11	838	3,004	728
Shares redeemed-Class R-5	(19)	(182)	(18)	(6,726)	(6,074)	(5,283)
Shares sold-Class R-6	101,108	2,989,484	84,021	707,265	421,029	3,989,072
Issued as reinvestment of distributions-Class R-6	19,361	27,848	2,870	64,028	276,621	142,764
Shares redeemed-Class R-6	(97,074)	(1,504,802)	(14,017)	(305,683)	(780,856)	(1,608,716)
Shares sold-Class Y	77,450	938,831	290,632	152,125	8,350,076	1,977,206
Issued as reinvestment of distributions-Class Y	12,045	47,002	23,937	37,892	314,924	50,100
Shares redeemed-Class Y	(511,091)	(395,869)	(1,680,193)	(1,293,095)	(6,899,761)	(1,687,377)
Net Shares issued and redeemed	1,049,133	16,772,804	(603,217)	4,840,782	19,834,834	(2,929,188)

* Fiscal year-end changed to December beginning with the December 31, 2023 period-end.

The accompanying notes are an integral part of the financial statements.	43

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest Capital Appreciation Fund
Class A*
11/01/23	12/31/23	$44.17	$(0.01)	$6.60	$6.59	$—	$(5.34)	$(5.34)	$45.42	1.00	1.21	(0.12)	4	14.87	$181
11/01/22	10/31/23	46.16	(0.07)	5.83	5.76	—	(7.75)	(7.75)	44.17	1.00	1.16	(0.16)	31	15.90	161
11/01/21	10/31/22	64.23	(0.07)	(13.68)	(13.75)	—	(4.32)	(4.32)	46.16	1.00	1.13	(0.13)	31	(22.87)	156
11/01/20	10/31/21	51.65	(0.08)	20.42	20.34	(0.05)	(7.71)	(7.76)	64.23	1.00	1.11	(0.14)	20	43.42	222
11/01/19	10/31/20	43.14	0.04	9.19	9.23	(0.13)	(0.59)	(0.72)	51.65	1.00	1.15	0.08	31	21.63	170
11/01/18	10/31/19	42.91	0.14	3.75	3.89	(0.06)	(3.60)	(3.66)	43.14	1.00	1.14	0.34	49	11.23	170
Class C*
11/01/23	12/31/23	22.68	(0.04)	3.39	3.35	—	(2.74)	(2.74)	23.29	1.75	1.95	(0.87)	4	14.71	8
11/01/22	10/31/23	27.77	(0.20)	2.86	2.66	—	(7.75)	(7.75)	22.68	1.75	1.89	(0.90)	31	15.05	7
11/01/21	10/31/22	40.66	(0.29)	(8.28)	(8.57)	—	(4.32)	(4.32)	27.77	1.75	1.86	(0.88)	31	(23.45)	9
11/01/20	10/31/21	35.39	(0.32)	13.30	12.98	—	(7.71)	(7.71)	40.66	1.75	1.86	(0.89)	20	42.34	14
11/01/19	10/31/20	29.87	(0.21)	6.32	6.11	—	(0.59)	(0.59)	35.39	1.75	1.89	(0.66)	31	20.71	13
11/01/18	10/31/19	31.12	(0.11)	2.46	2.35	—	(3.60)	(3.60)	29.87	1.75	1.90	(0.39)	49	10.38	15
Class I*
11/01/23	12/31/23	48.17	0.02	7.20	7.22	(0.00)	(5.82)	(5.82)	49.57	0.70	0.95	0.18	4	14.96	213
11/01/22	10/31/23	49.55	0.07	6.36	6.43	(0.06)	(7.75)	(7.81)	48.17	0.70	0.91	0.14	31	16.24	191
11/01/21	10/31/22	68.46	0.10	(14.67)	(14.57)	(0.02)	(4.32)	(4.34)	49.55	0.70	0.88	0.18	31	(22.65)	213
11/01/20	10/31/21	54.56	0.09	21.70	21.79	(0.18)	(7.71)	(7.89)	68.46	0.70	0.87	0.15	20	43.87	400
11/01/19	10/31/20	45.52	0.19	9.70	9.89	(0.26)	(0.59)	(0.85)	54.56	0.70	0.89	0.39	31	22.00	276
11/01/18	10/31/19	45.09	0.26	3.97	4.23	(0.20)	(3.60)	(3.80)	45.52	0.70	0.90	0.61	49	11.54	314
Class R-3*
11/01/23	12/31/23	40.84	(0.03)	6.10	6.07	—	(4.93)	(4.93)	41.98	1.25	1.52	(0.37)	4	14.83	0
11/01/22	10/31/23	43.38	(0.16)	5.37	5.21	—	(7.75)	(7.75)	40.84	1.25	1.48	(0.41)	31	15.60	0
11/01/21	10/31/22	60.77	(0.20)	(12.87)	(13.07)	—	(4.32)	(4.32)	43.38	1.25	1.44	(0.39)	31	(23.07)	0
11/01/20	10/31/21	49.29	(0.21)	19.40	19.19	—	(7.71)	(7.71)	60.77	1.25	1.42	(0.40)	20	43.09	1
11/01/19	10/31/20	41.18	(0.06)	8.76	8.70	—	(0.59)	(0.59)	49.29	1.25	1.56	(0.14)	31	21.32	0
11/01/18	10/31/19	41.17	0.05	3.56	3.61	—	(3.60)	(3.60)	41.18	1.25	1.58	0.12	49	10.96	1
Class R-5*
11/01/23	12/31/23	48.04	0.02	7.18	7.20	—	(5.81)	(5.81)	49.43	0.70	0.98	0.18	4	14.94	1
11/01/22	10/31/23	49.37	0.06	6.36	6.42	—	(7.75)	(7.75)	48.04	0.70	0.94	0.13	31	16.24	1
11/01/21	10/31/22	68.21	0.10	(14.60)	(14.50)	(0.02)	(4.32)	(4.34)	49.37	0.70	0.89	0.17	31	(22.63)	1
11/01/20	10/31/21	54.38	0.10	21.62	21.72	(0.18)	(7.71)	(7.89)	68.21	0.70	0.87	0.16	20	43.88	6
11/01/19	10/31/20	45.37	0.19	9.67	9.86	(0.26)	(0.59)	(0.85)	54.38	0.70	0.90	0.38	31	22.00	5
11/01/18	10/31/19	44.97	0.27	3.94	4.21	(0.21)	(3.60)	(3.81)	45.37	0.70	0.90	0.64	49	11.53	7
Class R-6*
11/01/23	12/31/23	47.09	0.02	7.04	7.06	—	(5.69)	(5.69)	48.46	0.60	0.88	0.28	4	14.96	0
11/01/22	10/31/23	49.31	0.08	6.23	6.31	(0.78)	(7.75)	(8.53)	47.09	0.60	0.83	0.16	31	16.37	0
11/01/21	10/31/22	67.92	0.18	(14.40)	(14.22)	(0.07)	(4.32)	(4.39)	49.31	0.60	0.79	0.31	31	(22.31)	0
11/01/20	10/31/21	54.19	0.15	21.52	21.67	(0.23)	(7.71)	(7.94)	67.92	0.60	0.79	0.24	20	43.99	2
11/01/19	10/31/20	45.16	0.44	9.48	9.92	(0.30)	(0.59)	(0.89)	54.19	0.60	0.79	0.95	31	22.26	1
11/01/18	10/31/19	44.77	0.31	3.93	4.24	(0.25)	(3.60)	(3.85)	45.16	0.60	0.80	0.73	49	11.67	45
Class Y*
11/01/23	12/31/23	47.68	(0.01)	7.12	7.11	—	(5.76)	(5.76)	49.03	1.00	1.18	(0.11)	4	14.87	0
11/01/22	10/31/23	49.18	(0.10)	6.35	6.25	—	(7.75)	(7.75)	47.68	1.00	1.09	(0.21)	31	15.92	0
11/01/21	10/31/22	68.16	(0.07)	(14.59)	(14.66)	—	(4.32)	(4.32)	49.18	1.00	1.05	(0.13)	31	(22.89)	0
11/01/20	10/31/21	54.39	(0.09)	21.64	21.55	(0.07)	(7.71)	(7.78)	68.16	1.00	1.04	(0.15)	20	43.45	0
11/01/19	10/31/20	45.42	0.03	9.68	9.71	(0.15)	(0.59)	(0.74)	54.39	1.00	1.62	0.06	31	21.60	0
11/01/18	10/31/19	44.90	0.14	3.99	4.13	(0.01)	(3.60)	(3.61)	45.42	1.00	1.73	0.33	49	11.23	0

44	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest International Stock Fund
Class A*
11/01/23	12/31/23	$ 18.95	$ 0.04	$ 2.63	$ 2.67	$ (0.56)	$ —	$ (0.56)	$ 21.06	1.25	1.36	1.07	7	14.11	$ 4
11/01/22	10/31/23	16.62	0.36	2.24	2.60	(0.27)	—	(0.27)	18.95	1.25	1.27	1.84	44	15.70	4
11/01/21	10/31/22	21.00	0.45	(4.52)	(4.07)	(0.31)	—	(0.31)	16.62	1.32	3.24	2.42	66	(19.67)	4
11/01/20	10/31/21	15.27	0.33	5.54	5.87	(0.14)	—	(0.14)	21.00	1.45	5.16	1.66	80	38.61	4
11/01/19	10/31/20	17.47	0.17	(1.99)	(1.82)	(0.38)	—	(0.38)	15.27	1.45	4.90	1.08	54	(10.73)	2
11/01/18	10/31/19	16.92	0.28	0.49	0.77	(0.22)	—	(0.22)	17.47	1.45	4.12	1.67	43	4.74	4
Class C*
11/01/23	12/31/23	18.48	0.01	2.57	2.58	(0.42)	—	(0.42)	20.64	2.00	2.08	0.31	7	13.98	1
11/01/22	10/31/23	16.24	0.20	2.20	2.40	(0.16)	—	(0.16)	18.48	2.00	2.00	1.06	44	14.83	1
11/01/21	10/31/22	20.56	0.33	(4.46)	(4.13)	(0.19)	—	(0.19)	16.24	2.08	4.11	1.76	66	(20.28)	1
11/01/20	10/31/21	14.95	0.17	5.45	5.62	(0.01)	—	(0.01)	20.56	2.20	5.90	0.90	80	37.63	2
11/01/19	10/31/20	17.14	0.07	(1.99)	(1.92)	(0.27)	—	(0.27)	14.95	2.20	5.74	0.43	54	(11.44)	1
11/01/18	10/31/19	16.53	0.15	0.51	0.66	(0.05)	—	(0.05)	17.14	2.20	4.91	0.90	43	4.01	2
Class I*
11/01/23	12/31/23	19.11	0.05	2.66	2.71	(0.62)	—	(0.62)	21.20	0.95	1.11	1.37	7	14.21	340
11/01/22	10/31/23	16.61	0.42	2.24	2.66	(0.16)	—	(0.16)	19.11	0.95	1.03	2.14	44	16.05	308
11/01/21	10/31/22	20.99	0.32	(4.32)	(4.00)	(0.38)	—	(0.38)	16.61	0.96	1.38	1.87	66	(19.44)	309
11/01/20	10/31/21	15.26	0.38	5.55	5.93	(0.20)	—	(0.20)	20.99	1.15	4.90	1.95	80	39.05	6
11/01/19	10/31/20	17.46	0.23	(2.01)	(1.78)	(0.42)	—	(0.42)	15.26	1.15	4.63	1.44	54	(10.51)	3
11/01/18	10/31/19	16.92	0.31	0.51	0.82	(0.28)	—	(0.28)	17.46	1.15	3.82	1.88	43	5.07	5
Class R-3*
11/01/23	12/31/23	18.90	0.03	2.62	2.65	(0.51)	—	(0.51)	21.04	1.50	1.67	0.81	7	14.05	15
11/01/22	10/31/23	16.50	0.32	2.22	2.54	(0.14)	—	(0.14)	18.90	1.50	1.57	1.60	44	15.43	13
11/01/21	10/31/22	20.69	0.42	(4.51)	(4.09)	(0.10)	—	(0.10)	16.50	1.56	3.61	2.25	66	(19.88)	0
11/01/20	10/31/21	15.07	0.15	5.58	5.73	(0.11)	—	(0.11)	20.69	1.70	5.47	0.85	80	38.17	0
11/01/19	10/31/20	17.27	0.15	(2.00)	(1.85)	(0.35)	—	(0.35)	15.07	1.70	5.26	0.96	54	(11.01)	1
11/01/18	10/31/19	16.74	0.24	0.49	0.73	(0.20)	—	(0.20)	17.27	1.70	4.49	1.44	43	4.54	1
Class R-5*
11/01/23	12/31/23	19.05	0.05	2.66	2.71	(0.63)	—	(0.63)	21.13	0.95	1.08	1.35	7	14.22	0
11/01/22	10/31/23	16.63	0.42	2.24	2.66	(0.24)	—	(0.24)	19.05	0.95	1.00	2.12	44	16.06	0
11/01/21	10/31/22	21.00	0.37	(4.37)	(4.00)	(0.37)	—	(0.37)	16.63	0.97	2.51	2.07	66	(19.41)	0
11/01/20	10/31/21	15.28	0.39	5.53	5.92	(0.20)	—	(0.20)	21.00	1.15	4.83	1.97	80	38.95	0
11/01/19	10/31/20	17.48	0.24	(2.02)	(1.78)	(0.42)	—	(0.42)	15.28	1.15	6.63	1.49	54	(10.48)	0
11/01/18	10/31/19	16.94	0.33	0.49	0.82	(0.28)	—	(0.28)	17.48	1.15	6.06	1.99	43	5.06	0
Class R-6*
11/01/23	12/31/23	18.93	0.05	2.64	2.69	(0.65)	—	(0.65)	20.97	0.85	1.02	1.45	7	14.20	9
11/01/22	10/31/23	16.68	0.27	2.34	2.61	(0.36)	—	(0.36)	18.93	0.85	0.95	1.40	44	15.78	8
11/01/21	10/31/22	21.06	0.75	(4.74)	(3.99)	(0.39)	—	(0.39)	16.68	0.86	2.65	4.13	66	(19.32)	12
11/01/20	10/31/21	15.31	0.39	5.57	5.96	(0.21)	—	(0.21)	21.06	1.05	4.82	2.03	80	39.19	0
11/01/19	10/31/20	17.51	0.25	(2.01)	(1.76)	(0.44)	—	(0.44)	15.31	1.05	4.66	1.59	54	(10.39)	0
11/01/18	10/31/19	16.97	0.34	0.49	0.83	(0.29)	—	(0.29)	17.51	1.05	3.90	2.02	43	5.16	0
Class Y*
11/01/23	12/31/23	18.92	0.04	2.63	2.67	(0.57)	—	(0.57)	21.02	1.25	1.27	1.06	7	14.10	0
11/01/22	10/31/23	16.53	0.36	2.24	2.60	(0.21)	—	(0.21)	18.92	1.25	1.19	1.83	44	15.77	0
11/01/21	10/31/22	20.89	0.41	(4.46)	(4.05)	(0.31)	—	(0.31)	16.53	1.31	2.83	2.25	66	(19.69)	0
11/01/20	10/31/21	15.21	0.33	5.51	5.84	(0.16)	—	(0.16)	20.89	1.45	5.09	1.68	80	38.55	0
11/01/19	10/31/20	17.34	0.19	(2.01)	(1.82)	(0.31)	—	(0.31)	15.21	1.45	5.72	1.19	54	(10.73)	0
11/01/18	10/31/19	16.86	0.35	0.40	0.75	(0.27)	—	(0.27)	17.34	1.45	4.35	2.10	43	4.70	0

The accompanying notes are an integral part of the financial statements.	45

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Growth & Income Fund
Class A*
11/01/23	12/31/23	$ 20.12	$ 0.07	$ 2.85	$ 2.92	$ (0.07)	$ (2.38)	$ (2.45)	$ 20.59	1.02	1.02	2.01	5	14.57	$ 206
11/01/22	10/31/23	21.95	0.37	(0.61)	(0.24)	(0.37)	(1.22)	(1.59)	20.12	0.98	0.98	1.71	40	(1.38)	186
11/01/21	10/31/22	26.51	0.34	(2.51)	(2.17)	(0.35)	(2.04)	(2.39)	21.95	0.96	0.96	1.44	21	(8.95)	210
11/01/20	10/31/21	20.22	0.34	7.02	7.36	(0.34)	(0.73)	(1.07)	26.51	0.96	0.96	1.42	32	37.44	234
11/01/19	10/31/20	21.70	0.37	(0.82)	(0.45)	(0.37)	(0.66)	(1.03)	20.22	0.97	0.97	1.81	41	(2.09)	165
11/01/18	10/31/19	21.44	0.41	1.74	2.15	(0.39)	(1.50)	(1.89)	21.70	0.97	0.97	1.98	25	11.47	171
Class C*
11/01/23	12/31/23	18.91	0.04	2.68	2.72	(0.03)	(2.23)	(2.26)	19.37	1.76	1.76	1.26	5	14.48	40
11/01/22	10/31/23	20.73	0.20	(0.58)	(0.38)	(0.22)	(1.22)	(1.44)	18.91	1.71	1.71	0.99	40	(2.13)	38
11/01/21	10/31/22	25.17	0.16	(2.37)	(2.21)	(0.19)	(2.04)	(2.23)	20.73	1.68	1.68	0.72	21	(9.63)	53
11/01/20	10/31/21	19.24	0.16	6.67	6.83	(0.17)	(0.73)	(0.90)	25.17	1.69	1.69	0.72	32	36.47	79
11/01/19	10/31/20	20.68	0.21	(0.77)	(0.56)	(0.22)	(0.66)	(0.88)	19.24	1.73	1.73	1.08	41	(2.82)	79
11/01/18	10/31/19	20.52	0.24	1.66	1.90	(0.24)	(1.50)	(1.74)	20.68	1.72	1.72	1.23	25	10.66	133
Class I*
11/01/23	12/31/23	20.04	0.08	2.85	2.93	(0.09)	(2.37)	(2.46)	20.51	0.77	0.77	2.27	5	14.66	352
11/01/22	10/31/23	21.88	0.43	(0.62)	(0.19)	(0.43)	(1.22)	(1.65)	20.04	0.72	0.72	1.98	40	(1.18)	334
11/01/21	10/31/22	26.43	0.40	(2.49)	(2.09)	(0.42)	(2.04)	(2.46)	21.88	0.69	0.69	1.71	21	(8.68)	556
11/01/20	10/31/21	20.16	0.41	7.00	7.41	(0.41)	(0.73)	(1.14)	26.43	0.68	0.68	1.70	32	37.83	661
11/01/19	10/31/20	21.64	0.42	(0.81)	(0.39)	(0.43)	(0.66)	(1.09)	20.16	0.70	0.70	2.07	41	(1.82)	487
11/01/18	10/31/19	21.39	0.46	1.74	2.20	(0.45)	(1.50)	(1.95)	21.64	0.70	0.70	2.21	25	11.76	492
Class R-3*
11/01/23	12/31/23	20.01	0.06	2.85	2.91	(0.06)	(2.37)	(2.43)	20.49	1.34	1.34	1.67	5	14.55	1
11/01/22	10/31/23	21.84	0.30	(0.60)	(0.30)	(0.31)	(1.22)	(1.53)	20.01	1.29	1.29	1.42	40	(1.69)	1
11/01/21	10/31/22	26.39	0.27	(2.49)	(2.22)	(0.29)	(2.04)	(2.33)	21.84	1.25	1.25	1.13	21	(9.22)	2
11/01/20	10/31/21	20.13	0.27	6.99	7.26	(0.27)	(0.73)	(1.00)	26.39	1.25	1.25	1.12	32	37.07	2
11/01/19	10/31/20	21.61	0.31	(0.82)	(0.51)	(0.31)	(0.66)	(0.97)	20.13	1.27	1.27	1.53	41	(2.41)	1
11/01/18	10/31/19	21.35	0.34	1.74	2.08	(0.32)	(1.50)	(1.82)	21.61	1.30	1.30	1.66	25	11.12	2
Class R-5*
11/01/23	12/31/23	20.07	0.08	2.84	2.92	(0.08)	(2.37)	(2.45)	20.54	0.79	0.79	2.24	5	14.63	3
11/01/22	10/31/23	21.90	0.43	(0.62)	(0.19)	(0.42)	(1.22)	(1.64)	20.07	0.75	0.75	2.00	40	(1.15)	3
11/01/21	10/31/22	26.46	0.40	(2.51)	(2.11)	(0.41)	(2.04)	(2.45)	21.90	0.71	0.71	1.68	21	(8.74)	4
11/01/20	10/31/21	20.18	0.40	7.01	7.41	(0.40)	(0.73)	(1.13)	26.46	0.71	0.71	1.69	32	37.79	8
11/01/19	10/31/20	21.66	0.41	(0.80)	(0.39)	(0.43)	(0.66)	(1.09)	20.18	0.72	0.72	2.05	41	(1.82)	7
11/01/18	10/31/19	21.41	0.47	1.73	2.20	(0.45)	(1.50)	(1.95)	21.66	0.72	0.72	2.23	25	11.73	4
Class R-6*
11/01/23	12/31/23	20.00	0.08	2.85	2.93	(0.09)	(2.37)	(2.46)	20.47	0.69	0.69	2.35	5	14.69	9
11/01/22	10/31/23	21.84	0.44	(0.61)	(0.17)	(0.45)	(1.22)	(1.67)	20.00	0.64	0.64	2.05	40	(1.08)	8
11/01/21	10/31/22	26.39	0.42	(2.49)	(2.07)	(0.44)	(2.04)	(2.48)	21.84	0.61	0.61	1.79	21	(8.61)	9
11/01/20	10/31/21	20.13	0.42	7.00	7.42	(0.43)	(0.73)	(1.16)	26.39	0.61	0.61	1.73	32	37.94	8
11/01/19	10/31/20	21.59	0.54	(0.98)	(0.44)	(0.36)	(0.66)	(1.02)	20.13	0.62	0.62	2.58	41	(2.03)	2
11/01/18	10/31/19	21.34	0.48	1.73	2.21	(0.46)	(1.50)	(1.96)	21.59	0.63	0.63	2.31	25	11.87	49
Class Y*
11/01/23	12/31/23	19.99	0.07	2.83	2.90	(0.07)	(2.36)	(2.43)	20.46	1.03	1.03	1.99	5	14.57	0
11/01/22	10/31/23	21.83	0.36	(0.62)	(0.26)	(0.36)	(1.22)	(1.58)	19.99	1.03	1.03	1.66	40	(1.46)	0
11/01/21	10/31/22	26.37	0.38	(2.54)	(2.16)	(0.34)	(2.04)	(2.38)	21.83	0.99	0.99	1.60	21	(8.99)	0
11/01/20	10/31/21	20.13	0.33	6.99	7.32	(0.35)	(0.73)	(1.08)	26.37	0.98	0.98	1.35	32	37.41	0
11/01/19	10/31/20	21.60	0.34	(0.80)	(0.46)	(0.35)	(0.66)	(1.01)	20.13	1.08	1.08	1.68	41	(2.18)	0
11/01/18	10/31/19	21.35	0.38	1.74	2.12	(0.37)	(1.50)	(1.87)	21.60	1.10	1.07	1.82	25	11.35	0

46	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Mid Cap Growth Fund
Class A*
11/01/23	12/31/23	$ 66.19	$ (0.02)	$ 12.64	$ 12.62	$ —	$ (8.28)	$ (8.28)	$ 70.53	1.05	1.05	(0.16)	3	19.12	$ 618
11/01/22	10/31/23	68.34	(0.31)	(0.91)	(1.22)	—	(0.93)	(0.93)	66.19	1.05	1.05	(0.45)	49	(1.78)	539
11/01/21	10/31/22	104.16	(0.47)	(25.60)	(26.07)	—	(9.75)	(9.75)	68.34	1.04	1.04	(0.61)	34	(26.95)	595
11/01/20	10/31/21	77.60	(0.63)	29.23	28.60	—	(2.04)	(2.04)	104.16	1.03	1.03	(0.67)	23	37.25	942
11/01/19	10/31/20	63.14	(0.37)	16.27	15.90	—	(1.44)	(1.44)	77.60	1.04	1.04	(0.54)	27	25.62	786
11/01/18	10/31/19	56.19	(0.26)	8.71	8.45	—	(1.50)	(1.50)	63.14	1.05	1.05	(0.44)	32	15.81	719
Class C*
11/01/23	12/31/23	47.71	(0.07)	9.10	9.03	—	(5.96)	(5.96)	50.78	1.74	1.74	(0.84)	3	18.99	70
11/01/22	10/31/23	49.85	(0.57)	(0.64)	(1.21)	—	(0.93)	(0.93)	47.71	1.73	1.73	(1.12)	49	(2.43)	64
11/01/21	10/31/22	79.34	(0.74)	(19.00)	(19.74)	—	(9.75)	(9.75)	49.85	1.72	1.72	(1.29)	34	(27.46)	84
11/01/20	10/31/21	59.92	(0.97)	22.43	21.46	—	(2.04)	(2.04)	79.34	1.71	1.71	(1.35)	23	36.30	141
11/01/19	10/31/20	49.40	(0.65)	12.61	11.96	—	(1.44)	(1.44)	59.92	1.74	1.74	(1.24)	27	24.75	134
11/01/18	10/31/19	44.61	(0.52)	6.81	6.29	—	(1.50)	(1.50)	49.40	1.74	1.74	(1.12)	32	15.05	136
Class I*
11/01/23	12/31/23	72.00	0.02	13.76	13.78	—	(9.01)	(9.01)	76.77	0.73	0.73	0.15	3	19.20	1,296
11/01/22	10/31/23	74.02	(0.09)	(1.00)	(1.09)	—	(0.93)	(0.93)	72.00	0.73	0.73	(0.12)	49	(1.46)	1,136
11/01/21	10/31/22	111.62	(0.24)	(27.61)	(27.85)	—	(9.75)	(9.75)	74.02	0.72	0.72	(0.29)	34	(26.72)	1,368
11/01/20	10/31/21	82.78	(0.37)	31.25	30.88	—	(2.04)	(2.04)	111.62	0.72	0.72	(0.37)	23	37.68	1,993
11/01/19	10/31/20	67.06	(0.17)	17.33	17.16	—	(1.44)	(1.44)	82.78	0.72	0.72	(0.23)	27	26.01	1,547
11/01/18	10/31/19	59.38	(0.08)	9.26	9.18	—	(1.50)	(1.50)	67.06	0.74	0.74	(0.12)	32	16.20	1,319
Class R-3*
11/01/23	12/31/23	62.74	(0.05)	12.00	11.95	—	(7.85)	(7.85)	66.84	1.30	1.30	(0.41)	3	19.10	41
11/01/22	10/31/23	64.99	(0.47)	(0.85)	(1.32)	—	(0.93)	(0.93)	62.74	1.31	1.31	(0.71)	49	(2.03)	35
11/01/21	10/31/22	99.82	(0.64)	(24.44)	(25.08)	—	(9.75)	(9.75)	64.99	1.29	1.29	(0.86)	34	(27.14)	34
11/01/20	10/31/21	74.62	(0.83)	28.07	27.24	—	(2.04)	(2.04)	99.82	1.28	1.28	(0.92)	23	36.91	53
11/01/19	10/31/20	60.92	(0.53)	15.67	15.14	—	(1.44)	(1.44)	74.62	1.31	1.31	(0.81)	27	25.30	44
11/01/18	10/31/19	54.42	(0.42)	8.42	8.00	—	(1.50)	(1.50)	60.92	1.34	1.34	(0.73)	32	15.49	45
Class R-5*
11/01/23	12/31/23	71.71	0.02	13.70	13.72	—	(8.97)	(8.97)	76.46	0.74	0.74	0.14	3	19.20	872
11/01/22	10/31/23	73.74	(0.11)	(0.99)	(1.10)	—	(0.93)	(0.93)	71.71	0.75	0.75	(0.15)	49	(1.48)	749
11/01/21	10/31/22	111.26	(0.26)	(27.51)	(27.77)	—	(9.75)	(9.75)	73.74	0.74	0.74	(0.31)	34	(26.74)	729
11/01/20	10/31/21	82.53	(0.38)	31.15	30.77	—	(2.04)	(2.04)	111.26	0.73	0.73	(0.38)	23	37.66	1,066
11/01/19	10/31/20	66.87	(0.17)	17.27	17.10	—	(1.44)	(1.44)	82.53	0.73	0.73	(0.24)	27	25.99	809
11/01/18	10/31/19	59.22	(0.09)	9.24	9.15	—	(1.50)	(1.50)	66.87	0.75	0.75	(0.14)	32	16.19	758
Class R-6*
11/01/23	12/31/23	72.91	0.03	13.94	13.97	—	(9.13)	(9.13)	77.75	0.65	0.65	0.23	3	19.22	3,560
11/01/22	10/31/23	74.88	(0.03)	(1.01)	(1.04)	—	(0.93)	(0.93)	72.91	0.64	0.64	(0.04)	49	(1.38)	3,037
11/01/21	10/31/22	112.71	(0.18)	(27.90)	(28.08)	—	(9.75)	(9.75)	74.88	0.64	0.64	(0.21)	34	(26.66)	3,263
11/01/20	10/31/21	83.51	(0.28)	31.52	31.24	—	(2.04)	(2.04)	112.71	0.63	0.63	(0.28)	23	37.79	4,561
11/01/19	10/31/20	67.58	(0.11)	17.48	17.37	—	(1.44)	(1.44)	83.51	0.64	0.64	(0.15)	27	26.12	3,295
11/01/18	10/31/19	59.78	(0.03)	9.33	9.30	—	(1.50)	(1.50)	67.58	0.65	0.65	(0.04)	32	16.30	2,695
Class Y*
11/01/23	12/31/23	70.45	(0.02)	13.46	13.44	—	(8.81)	(8.81)	75.08	1.05	1.05	(0.17)	3	19.14	2
11/01/22	10/31/23	72.68	(0.32)	(0.98)	(1.30)	—	(0.93)	(0.93)	70.45	1.05	1.05	(0.44)	49	(1.78)	2
11/01/21	10/31/22	110.11	(0.50)	(27.18)	(27.68)	—	(9.75)	(9.75)	72.68	1.04	1.04	(0.60)	34	(26.95)	3
11/01/20	10/31/21	81.94	(0.67)	30.88	30.21	—	(2.04)	(2.04)	110.11	1.03	1.03	(0.68)	23	37.24	5
11/01/19	10/31/20	66.60	(0.39)	17.17	16.78	—	(1.44)	(1.44)	81.94	1.05	1.05	(0.55)	27	25.61	4
11/01/18	10/31/19	59.14	(0.29)	9.25	8.96	—	(1.50)	(1.50)	66.60	1.01	1.01	(0.44)	32	15.89	4

The accompanying notes are an integral part of the financial statements.	47

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Small Cap Growth Fund
Class A*
11/01/23	12/31/23	$ 20.41	$ (0.00)	$ 3.87	$ 3.87	$ —	$ (2.08)	$ (2.08)	$ 22.20	1.21	1.21	(0.12)	8	19.04	$ 146
11/01/22	10/31/23	31.07	(0.14)	(2.21)	(2.35)	—	(8.31)	(8.31)	20.41	1.18	1.18	(0.61)	39	(8.32)	130
11/01/21	10/31/22	61.37	(0.22)	(13.76)	(13.98)	—	(16.32)	(16.32)	31.07	1.10	1.10	(0.62)	40	(28.12)	202
11/01/20	10/31/21	54.04	(0.43)	18.33	17.90	—	(10.57)	(10.57)	61.37	1.06	1.06	(0.73)	28	34.65	384
11/01/19	10/31/20	48.23	(0.37)	9.45	9.08	—	(3.27)	(3.27)	54.04	1.08	1.08	(0.77)	21	19.50	336
11/01/18	10/31/19	59.15	(0.32)	0.39	0.07	—	(10.99)	(10.99)	48.23	1.08	1.08	(0.65)	26	3.64	394
Class C*
11/01/23	12/31/23	2.64	(0.00)	0.49	0.49	—	(0.27)	(0.27)	2.86	1.95	1.95	(0.85)	8	18.58	11
11/01/22	10/31/23	11.71	(0.04)	(0.72)	(0.76)	—	(8.31)	(8.31)	2.64	1.88	1.88	(1.31)	39	(8.84)	10
11/01/21	10/31/22	34.57	(0.19)	(6.35)	(6.54)	—	(16.32)	(16.32)	11.71	1.80	1.80	(1.32)	40	(28.64)	16
11/01/20	10/31/21	34.32	(0.48)	11.30	10.82	—	(10.57)	(10.57)	34.57	1.76	1.76	(1.41)	28	33.73	34
11/01/19	10/31/20	31.93	(0.45)	6.11	5.66	—	(3.27)	(3.27)	34.32	1.77	1.77	(1.45)	21	18.67	48
11/01/18	10/31/19	43.65	(0.44)	(0.29)	(0.73)	—	(10.99)	(10.99)	31.93	1.76	1.76	(1.32)	26	2.92	68
Class I*
11/01/23	12/31/23	24.49	0.01	4.65	4.66	—	(2.50)	(2.50)	26.65	0.92	0.92	0.17	8	19.10	206
11/01/22	10/31/23	35.44	(0.09)	(2.55)	(2.64)	—	(8.31)	(8.31)	24.49	0.89	0.89	(0.32)	39	(8.06)	181
11/01/21	10/31/22	67.29	(0.13)	(15.40)	(15.53)	—	(16.32)	(16.32)	35.44	0.80	0.80	(0.32)	40	(27.90)	377
11/01/20	10/31/21	58.29	(0.28)	19.85	19.57	—	(10.57)	(10.57)	67.29	0.77	0.77	(0.44)	28	35.04	777
11/01/19	10/31/20	51.64	(0.24)	10.16	9.92	—	(3.27)	(3.27)	58.29	0.78	0.78	(0.46)	21	19.86	803
11/01/18	10/31/19	62.28	(0.17)	0.52	0.35	—	(10.99)	(10.99)	51.64	0.76	0.76	(0.33)	26	3.96	1,040
Class R-3*
11/01/23	12/31/23	17.73	(0.01)	3.37	3.36	—	(1.81)	(1.81)	19.28	1.48	1.48	(0.40)	8	19.01	16
11/01/22	10/31/23	28.22	(0.19)	(1.99)	(2.18)	—	(8.31)	(8.31)	17.73	1.47	1.47	(0.92)	39	(8.65)	15
11/01/21	10/31/22	57.51	(0.29)	(12.68)	(12.97)	—	(16.32)	(16.32)	28.22	1.36	1.36	(0.88)	40	(28.30)	35
11/01/20	10/31/21	51.28	(0.54)	17.34	16.80	—	(10.57)	(10.57)	57.51	1.30	1.30	(0.97)	28	34.32	60
11/01/19	10/31/20	46.02	(0.46)	8.99	8.53	—	(3.27)	(3.27)	51.28	1.31	1.31	(1.00)	21	19.22	58
11/01/18	10/31/19	57.14	(0.43)	0.30	(0.13)	—	(10.99)	(10.99)	46.02	1.34	1.34	(0.90)	26	3.37	66
Class R-5*
11/01/23	12/31/23	24.78	0.01	4.71	4.72	—	(2.53)	(2.53)	26.97	0.94	0.94	0.19	8	19.11	18
11/01/22	10/31/23	35.77	(0.10)	(2.58)	(2.68)	—	(8.31)	(8.31)	24.78	0.93	0.93	(0.36)	39	(8.11)	18
11/01/21	10/31/22	67.76	(0.14)	(15.53)	(15.67)	—	(16.32)	(16.32)	35.77	0.81	0.81	(0.32)	40	(27.91)	27
11/01/20	10/31/21	58.64	(0.26)	19.95	19.69	—	(10.57)	(10.57)	67.76	0.77	0.77	(0.39)	28	35.03	106
11/01/19	10/31/20	51.92	(0.23)	10.22	9.99	—	(3.27)	(3.27)	58.64	0.76	0.76	(0.43)	21	19.88	205
11/01/18	10/31/19	62.56	(0.18)	0.53	0.35	—	(10.99)	(10.99)	51.92	0.77	0.77	(0.34)	26	3.94	362
Class R-6*
11/01/23	12/31/23	25.65	0.01	4.88	4.89	—	(2.62)	(2.62)	27.92	0.83	0.83	0.26	8	19.13	193
11/01/22	10/31/23	36.68	(0.07)	(2.65)	(2.72)	—	(8.31)	(8.31)	25.65	0.78	0.78	(0.22)	39	(7.99)	167
11/01/21	10/31/22	68.96	(0.10)	(15.86)	(15.96)	—	(16.32)	(16.32)	36.68	0.71	0.71	(0.22)	40	(27.83)	336
11/01/20	10/31/21	59.47	(0.22)	20.28	20.06	—	(10.57)	(10.57)	68.96	0.66	0.66	(0.33)	28	35.18	985
11/01/19	10/31/20	52.56	(0.18)	10.36	10.18	—	(3.27)	(3.27)	59.47	0.66	0.66	(0.34)	21	20.01	1,427
11/01/18	10/31/19	63.11	(0.12)	0.56	0.44	—	(10.99)	(10.99)	52.56	0.65	0.65	(0.23)	26	4.07	2,186
Class Y*
11/01/23	12/31/23	23.41	0.00	4.45	4.45	—	(2.39)	(2.39)	25.47	1.07	1.07	0.02	8	19.07	0
11/01/22	10/31/23	34.31	(0.11)	(2.48)	(2.59)	—	(8.31)	(8.31)	23.41	1.05	1.05	(0.43)	39	(8.22)	0
11/01/21	10/31/22	65.82	(0.20)	(14.99)	(15.19)	—	(16.32)	(16.32)	34.31	0.99	0.97	(0.52)	40	(28.03)	0
11/01/20	10/31/21	57.44	(0.59)	19.54	18.95	—	(10.57)	(10.57)	65.82	1.25	0.91	(0.92)	28	34.40	0
11/01/19	10/31/20	51.16	(0.51)	10.06	9.55	—	(3.27)	(3.27)	57.44	1.25	1.52	(0.97)	21	19.29	0
11/01/18	10/31/19	62.03	(0.33)	0.45	0.12	—	(10.99)	(10.99)	51.16	1.17	1.37	(0.61)	26	3.53	0

48	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Scout Mid Cap Fund
Class A*
11/01/23	12/31/23	$ 18.69	$ 0.01	$ 2.94	$ 2.95	$ (0.01)	$ —	$ (0.01)	$ 21.63	1.26	1.26	0.29	17	15.78	$ 26
11/01/22	10/31/23	20.09	(0.00)	(0.65)	(0.65)	(0.16)	(0.59)	(0.75)	18.69	1.25	1.25	(0.01)	112	(3.27)	23
11/01/21	10/31/22	27.73	0.14	(4.97)	(4.83)	(0.01)	(2.80)	(2.81)	20.09	1.23	1.23	0.62	159	(18.72)	26
11/01/20	10/31/21	19.92	(0.06)	8.39	8.33	—	(0.52)	(0.52)	27.73	1.19	1.19	(0.22)	109	42.31	33
11/01/19	10/31/20	18.38	0.02	1.63	1.65	(0.10)	(0.01)	(0.11)	19.92	1.22	1.22	0.12	109	9.01	19
11/01/18	10/31/19	18.37	0.09	1.20	1.29	(0.09)	(1.19)	(1.28)	18.38	1.20	1.20	0.50	170	8.31	21
Class C*
11/01/23	12/31/23	18.11	(0.01)	2.83	2.82	—	—	—	20.93	2.00	2.00	(0.45)	17	15.57	19
11/01/22	10/31/23	19.47	(0.14)	(0.62)	(0.76)	(0.01)	(0.59)	(0.60)	18.11	1.98	1.98	(0.74)	112	(3.97)	17
11/01/21	10/31/22	27.14	(0.03)	(4.84)	(4.87)	—	(2.80)	(2.80)	19.47	1.97	1.97	(0.14)	159	(19.32)	24
11/01/20	10/31/21	19.65	(0.25)	8.26	8.01	—	(0.52)	(0.52)	27.14	1.96	1.96	(0.99)	109	41.25	31
11/01/19	10/31/20	18.17	(0.12)	1.61	1.49	—	(0.01)	(0.01)	19.65	2.00	2.00	(0.65)	109	8.23	19
11/01/18	10/31/19	18.26	(0.05)	1.18	1.13	(0.03)	(1.19)	(1.22)	18.17	1.99	1.99	(0.28)	170	7.34	20
Class I*
11/01/23	12/31/23	18.86	0.02	2.96	2.98	(0.04)	—	(0.04)	21.80	1.00	1.00	0.56	17	15.78	2,918
11/01/22	10/31/23	20.27	0.05	(0.65)	(0.60)	(0.22)	(0.59)	(0.81)	18.86	0.98	0.98	0.26	112	(2.99)	2,682
11/01/21	10/31/22	27.90	0.20	(5.01)	(4.81)	(0.02)	(2.80)	(2.82)	20.27	0.96	0.96	0.87	159	(18.52)	3,446
11/01/20	10/31/21	20.03	— (d)	8.44	8.44	(0.05)	(0.52)	(0.57)	27.90	0.95	0.95	0.02	109	42.67	4,560
11/01/19	10/31/20	18.46	0.07	1.64	1.71	(0.13)	(0.01)	(0.14)	20.03	0.97	0.97	0.37	109	9.31	2,581
11/01/18	10/31/19	18.41	0.13	1.20	1.33	(0.09)	(1.19)	(1.28)	18.46	0.98	0.98	0.75	170	8.48	2,685
Class R-3*
11/01/23	12/31/23	18.46	0.00	2.90	2.90	—	—	—	21.36	1.53	1.53	0.03	17	15.71	3
11/01/22	10/31/23	19.84	(0.06)	(0.63)	(0.69)	(0.10)	(0.59)	(0.69)	18.46	1.53	1.53	(0.29)	112	(3.54)	3
11/01/21	10/31/22	27.48	0.06	(4.90)	(4.84)	—	(2.80)	(2.80)	19.84	1.50	1.50	0.29	159	(18.94)	3
11/01/20	10/31/21	19.81	(0.13)	8.32	8.19	—	(0.52)	(0.52)	27.48	1.50	1.50	(0.53)	109	41.84	5
11/01/19	10/31/20	18.29	(0.04)	1.63	1.59	(0.06)	(0.01)	(0.07)	19.81	1.54	1.54	(0.22)	109	8.71	3
11/01/18	10/31/19	18.32	0.03	1.19	1.22	(0.06)	(1.19)	(1.25)	18.29	1.56	1.56	0.16	170	7.87	3
Class R-5*
11/01/23	12/31/23	18.73	0.02	2.94	2.96	(0.04)	—	(0.04)	21.65	0.98	0.98	0.56	17	15.78	3
11/01/22	10/31/23	20.14	0.06	(0.66)	(0.60)	(0.22)	(0.59)	(0.81)	18.73	0.98	0.98	0.29	112	(2.99)	3
11/01/21	10/31/22	27.74	0.20	(4.98)	(4.78)	(0.02)	(2.80)	(2.82)	20.14	0.96	0.96	0.91	159	(18.52)	4
11/01/20	10/31/21	19.91	0.01	8.39	8.40	(0.05)	(0.52)	(0.57)	27.74	0.93	0.93	0.04	109	42.73	4
11/01/19	10/31/20	18.37	0.06	1.63	1.69	(0.14)	(0.01)	(0.15)	19.91	0.97	0.97	0.33	109	9.30	2
11/01/18	10/31/19	18.35	0.13	1.19	1.32	(0.11)	(1.19)	(1.30)	18.37	1.00	1.00	0.72	170	8.47	2
Class R-6*
11/01/23	12/31/23	18.86	0.02	2.96	2.98	(0.07)	—	(0.07)	21.77	0.88	0.88	0.66	17	15.78	366
11/01/22	10/31/23	20.27	0.07	(0.65)	(0.58)	(0.24)	(0.59)	(0.83)	18.86	0.87	0.87	0.37	112	(2.87)	320
11/01/21	10/31/22	27.88	0.23	(5.02)	(4.79)	(0.02)	(2.80)	(2.82)	20.27	0.86	0.86	1.03	159	(18.44)	325
11/01/20	10/31/21	20.01	0.03	8.43	8.46	(0.07)	(0.52)	(0.59)	27.88	0.86	0.86	0.11	109	42.85	278
11/01/19	10/31/20	18.45	0.07	1.65	1.72	(0.15)	(0.01)	(0.16)	20.01	0.88	0.88	0.36	109	9.38	171
11/01/18	10/31/19	18.41	0.15	1.19	1.34	(0.11)	(1.19)	(1.30)	18.45	0.88	0.88	0.82	170	8.60	108
Class Y*
11/01/23	12/31/23	18.65	0.01	2.93	2.94	(0.01)	—	(0.01)	21.58	1.28	1.28	0.27	17	15.75	3
11/01/22	10/31/23	20.06	(0.01)	(0.64)	(0.65)	(0.17)	(0.59)	(0.76)	18.65	1.27	1.27	(0.03)	112	(3.26)	2
11/01/21	10/31/22	27.70	0.16	(4.99)	(4.83)	(0.01)	(2.80)	(2.81)	20.06	1.22	1.22	0.70	159	(18.74)	3
11/01/20	10/31/21	19.90	(0.06)	8.38	8.32	—	(0.52)	(0.52)	27.70	1.26	1.26	(0.24)	109	42.31	4
11/01/19	10/31/20	18.36	0.03	1.60	1.63	(0.08)	(0.01)	(0.09)	19.90	1.28	1.28	0.17	109	8.94	9
11/01/18	10/31/19	18.37	0.08	1.20	1.28	(0.10)	(1.19)	(1.29)	18.36	1.26	1.26	0.45	170	8.20	24

The accompanying notes are an integral part of the financial statements.	49

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Scout Small Cap Fund
Class A*
11/01/23	12/31/23	$ 22.06	$(0.02)	$ 4.46	$ 4.44	$ —	$ —	$ —	$ 26.50	1.25	1.29	(0.39)	4	20.13	$ 13
11/01/22	10/31/23	25.75	(0.15)	(2.73)	(2.88)	—	(0.81)	(0.81)	22.06	1.20	1.20	(0.61)	7	(11.43)	11
11/01/21	10/31/22	39.48	(0.16)	(7.72)	(7.88)	—	(5.85)	(5.85)	25.75	1.18	1.18	(0.55)	17	(22.53)	14
11/01/20	10/31/21	29.50	(0.30)	13.12	12.82	—	(2.84)	(2.84)	39.48	1.15	1.15	(0.80)	28	44.67	18
11/01/19	10/31/20	28.20	(0.16)	2.56	2.40	—	(1.10)	(1.10)	29.50	1.19	1.19	(0.58)	22	8.69	12
11/01/18	10/31/19	27.10	(0.07)	1.23	1.16	—	(0.06)	(0.06)	28.20	1.16	1.16	(0.27)	21	4.30	13
Class C*
11/01/23	12/31/23	20.85	(0.04)	4.20	4.16	—	—	—	25.01	2.00	2.04	(1.14)	4	19.95	1
11/01/22	10/31/23	24.56	(0.32)	(2.58)	(2.90)	—	(0.81)	(0.81)	20.85	1.94	1.94	(1.35)	7	(12.08)	1
11/01/21	10/31/22	38.19	(0.35)	(7.43)	(7.78)	—	(5.85)	(5.85)	24.56	1.92	1.92	(1.28)	17	(23.11)	2
11/01/20	10/31/21	28.82	(0.56)	12.77	12.21	—	(2.84)	(2.84)	38.19	1.91	1.91	(1.52)	28	43.53	3
11/01/19	10/31/20	27.78	(0.35)	2.49	2.14	—	(1.10)	(1.10)	28.82	1.95	1.95	(1.32)	22	7.85	5
11/01/18	10/31/19	26.89	(0.25)	1.20	0.95	—	(0.06)	(0.06)	27.78	1.92	1.92	(0.92)	21	3.55	8
Class I*
11/01/23	12/31/23	22.44	(0.00)	4.53	4.53	—	—	—	26.97	0.95	1.05	(0.09)	4	20.19	237
11/01/22	10/31/23	26.12	(0.09)	(2.78)	(2.87)	—	(0.81)	(0.81)	22.44	0.95	0.96	(0.36)	7	(11.22)	203
11/01/21	10/31/22	39.88	(0.09)	(7.81)	(7.90)	(0.01)	(5.85)	(5.86)	26.12	0.94	0.94	(0.31)	17	(22.33)	252
11/01/20	10/31/21	29.72	(0.21)	13.22	13.01	(0.01)	(2.84)	(2.85)	39.88	0.90	0.90	(0.55)	28	45.02	362
11/01/19	10/31/20	28.34	(0.09)	2.57	2.48	—	(1.10)	(1.10)	29.72	0.95	0.95	(0.34)	22	8.93	268
11/01/18	10/31/19	27.17	(0.02)	1.25	1.23	—	(0.06)	(0.06)	28.34	0.95	0.94	(0.06)	21	4.55	297
Class R-3*
11/01/23	12/31/23	21.55	(0.02)	4.34	4.32	—	—	—	25.87	1.46	1.46	(0.60)	4	20.05	0
11/01/22	10/31/23	25.24	(0.22)	(2.66)	(2.88)	—	(0.81)	(0.81)	21.55	1.45	1.45	(0.89)	7	(11.67)	0
11/01/21	10/31/22	38.92	(0.24)	(7.59)	(7.83)	—	(5.85)	(5.85)	25.24	1.50	1.47	(0.84)	17	(22.76)	0
11/01/20	10/31/21	29.22	(0.43)	12.97	12.54	—	(2.84)	(2.84)	38.92	1.50	1.44	(1.14)	28	44.10	0
11/01/19	10/31/20	28.03	(0.23)	2.52	2.29	—	(1.10)	(1.10)	29.22	1.50	1.66	(0.86)	22	8.34	0
11/01/18	10/31/19	27.02	(0.16)	1.23	1.07	—	(0.06)	(0.06)	28.03	1.50	1.55	(0.56)	21	3.98	0
Class R-5*
11/01/23	12/31/23	22.36	(0.00)	4.52	4.52	—	—	—	26.88	0.94	0.94	(0.08)	4	20.21	0
11/01/22	10/31/23	26.01	(0.07)	(2.77)	(2.84)	—	(0.81)	(0.81)	22.36	0.86	0.86	(0.27)	7	(11.15)	0
11/01/21	10/31/22	39.74	(0.09)	(7.78)	(7.87)	(0.01)	(5.85)	(5.86)	26.01	0.95	0.84	(0.32)	17	(22.34)	0
11/01/20	10/31/21	29.72	(0.18)	13.04	12.86	—	(2.84)	(2.84)	39.74	0.95	0.86	(0.50)	28	44.46	0
11/01/19	10/31/20	28.34	(0.10)	2.58	2.48	—	(1.10)	(1.10)	29.72	0.95	1.05	(0.36)	22	8.93	0
11/01/18	10/31/19	27.17	(0.02)	1.25	1.23	—	(0.06)	(0.06)	28.34	0.95	0.99	(0.07)	21	4.55	0
Class R-6*
11/01/23	12/31/23	22.60	0.00	4.57	4.57	—	—	—	27.17	0.85	0.95	0.01	4	20.22	9
11/01/22	10/31/23	26.28	(0.07)	(2.80)	(2.87)	—	(0.81)	(0.81)	22.60	0.85	0.86	(0.26)	7	(11.15)	7
11/01/21	10/31/22	40.06	(0.06)	(7.85)	(7.91)	(0.02)	(5.85)	(5.87)	26.28	0.84	0.84	(0.21)	17	(22.26)	8
11/01/20	10/31/21	29.82	(0.17)	13.27	13.10	(0.02)	(2.84)	(2.86)	40.06	0.81	0.81	(0.45)	28	45.16	12
11/01/19	10/31/20	28.41	(0.08)	2.59	2.51	—	(1.10)	(1.10)	29.82	0.85	0.85	(0.30)	22	9.02	9
11/01/18	10/31/19	27.20	— (d)	1.27	1.27	—	(0.06)	(0.06)	28.41	0.84	0.84	0.01	21	4.69	6
Class Y*
11/01/23	12/31/23	22.02	(0.01)	4.44	4.43	—	—	—	26.45	1.21	1.21	(0.35)	4	20.12	0
11/01/22	10/31/23	25.69	(0.14)	(2.72)	(2.86)	—	(0.81)	(0.81)	22.02	1.14	1.14	(0.55)	7	(11.38)	0
11/01/21	10/31/22	39.38	(0.14)	(7.70)	(7.84)	—	(5.85)	(5.85)	25.69	1.13	1.13	(0.49)	17	(22.48)	0
11/01/20	10/31/21	29.45	(0.28)	13.05	12.77	— (d)	(2.84)	(2.84)	39.38	1.11	1.11	(0.74)	28	44.57	0
11/01/19	10/31/20	28.17	(0.19)	2.57	2.38	—	(1.10)	(1.10)	29.45	1.25	1.25	(0.69)	22	8.62	0
11/01/18	10/31/19	27.09	(0.10)	1.24	1.14	—	(0.06)	(0.06)	28.17	1.25	1.23	(0.36)	21	4.23	0

50	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Core Bond Fund
Class A*
11/01/23	12/31/23	$ 10.07	$ 0.07	$ 0.85	$ 0.92	$ (0.11)	$ —	$ (0.11)	$ 10.88	0.80	1.03	3.85	52	9.15	$ 3
11/01/22	10/31/23	10.41	0.35	(0.36)	(0.01)	(0.33)	—	(0.33)	10.07	0.80	0.97	3.26	530	(0.21)	3
11/01/21	10/31/22	12.66	0.17	(2.24)	(2.07)	(0.18)	—	(0.18)	10.41	0.80	0.95	1.45	429	(16.49)	4
11/01/20	10/31/21	13.14	0.06	(0.22)	(0.16)	(0.07)	(0.25)	(0.32)	12.66	0.80	0.93	0.47	227	(1.27)	4
11/01/19	10/31/20	12.02	0.12	1.40	1.52	(0.16)	(0.24)	(0.40)	13.14	0.80	1.03	0.93	549	12.94	4
11/01/18	10/31/19	11.03	0.22	0.99	1.21	(0.22)	—	(0.22)	12.02	0.80	1.20	1.85	409	11.12	1
Class C*
11/01/23	12/31/23	10.03	0.05	0.84	0.89	(0.09)	—	(0.09)	10.83	1.55	1.75	3.10	52	8.88	4
11/01/22	10/31/23	10.36	0.27	(0.35)	(0.08)	(0.25)	—	(0.25)	10.03	1.55	1.70	2.52	530	(0.87)	3
11/01/21	10/31/22	12.60	0.07	(2.22)	(2.15)	(0.09)	—	(0.09)	10.36	1.55	1.70	0.57	429	(17.11)	5
11/01/20	10/31/21	13.11	(0.04)	(0.21)	(0.25)	(0.01)	(0.25)	(0.26)	12.60	1.55	1.67	(0.27)	227	(2.01)	13
11/01/19	10/31/20	12.01	(0.02)	1.44	1.42	(0.08)	(0.24)	(0.32)	13.11	1.55	1.72	(0.14)	549	12.09	11
11/01/18	10/31/19	11.02	0.13	0.99	1.12	(0.13)	—	(0.13)	12.01	1.55	2.00	1.09	409	10.25	1
Class I*
11/01/23	12/31/23	10.09	0.08	0.84	0.92	(0.12)	—	(0.12)	10.89	0.40	0.76	4.25	52	9.14	432
11/01/22	10/31/23	10.43	0.41	(0.37)	0.04	(0.38)	—	(0.38)	10.09	0.40	0.72	3.76	530	0.19	414
11/01/21	10/31/22	12.67	0.21	(2.22)	(2.01)	(0.23)	—	(0.23)	10.43	0.40	0.72	1.82	429	(16.06)	308
11/01/20	10/31/21	13.16	0.11	(0.23)	(0.12)	(0.12)	(0.25)	(0.37)	12.67	0.40	0.70	0.88	227	(0.95)	447
11/01/19	10/31/20	12.04	0.15	1.41	1.56	(0.20)	(0.24)	(0.44)	13.16	0.40	0.76	1.19	549	13.35	552
11/01/18	10/31/19	11.04	0.26	1.01	1.27	(0.27)	—	(0.27)	12.04	0.40	0.98	2.28	409	11.64	105
Class R-3*
11/01/23	12/31/23	10.08	0.06	0.84	0.90	(0.10)	—	(0.10)	10.88	1.05	1.22	3.58	52	8.97	0
11/01/22	10/31/23	10.42	0.34	(0.37)	(0.03)	(0.31)	—	(0.31)	10.08	1.05	1.26	3.16	530	(0.44)	0
11/01/21	10/31/22	12.67	0.15	(2.25)	(2.10)	(0.15)	—	(0.15)	10.42	1.05	1.25	1.31	429	(16.67)	0
11/01/20	10/31/21	13.15	0.03	(0.22)	(0.19)	(0.04)	(0.25)	(0.29)	12.67	1.05	1.20	0.22	227	(1.49)	0
11/01/19	10/31/20	12.03	0.08	1.40	1.48	(0.12)	(0.24)	(0.36)	13.15	1.05	1.59	0.59	549	12.63	0
11/01/18	10/31/19	11.04	0.19	0.99	1.18	(0.19)	—	(0.19)	12.03	1.05	1.97	1.61	409	10.82	0
Class R-5*
11/01/23	12/31/23	10.10	0.07	0.85	0.92	(0.12)	—	(0.12)	10.90	0.50	0.71	4.14	52	9.10	1
11/01/22	10/31/23	10.43	0.45	(0.42)	0.03	(0.36)	—	(0.36)	10.10	0.50	0.63	4.30	530	0.16	1
11/01/21	10/31/22	12.68	0.21	(2.24)	(2.03)	(0.22)	—	(0.22)	10.43	0.50	0.59	1.76	429	(16.22)	0
11/01/20	10/31/21	13.16	0.10	(0.22)	(0.12)	(0.11)	(0.25)	(0.36)	12.68	0.50	0.59	0.77	227	(0.98)	0
11/01/19	10/31/20	12.04	0.17	1.38	1.55	(0.19)	(0.24)	(0.43)	13.16	0.50	1.25	1.36	549	13.23	0
11/01/18	10/31/19	11.05	0.25	1.00	1.25	(0.26)	—	(0.26)	12.04	0.50	1.46	2.17	409	11.42	0
Class R-6*
11/01/23	12/31/23	10.10	0.08	0.84	0.92	(0.12)	—	(0.12)	10.90	0.40	0.66	4.25	52	9.13	16
11/01/22	10/31/23	10.44	0.41	(0.37)	0.04	(0.38)	—	(0.38)	10.10	0.40	0.63	3.83	530	0.19	15
11/01/21	10/31/22	12.68	0.25	(2.26)	(2.01)	(0.23)	—	(0.23)	10.44	0.40	0.62	2.16	429	(16.03)	4
11/01/20	10/31/21	13.16	0.11	(0.22)	(0.11)	(0.12)	(0.25)	(0.37)	12.68	0.40	0.59	0.87	227	(0.88)	1
11/01/19	10/31/20	12.04	0.12	1.44	1.56	(0.20)	(0.24)	(0.44)	13.16	0.40	0.72	0.92	549	13.35	1
11/01/18	10/31/19	11.05	0.26	1.00	1.26	(0.27)	—	(0.27)	12.04	0.40	1.46	2.26	409	11.53	0
Class Y*
11/01/23	12/31/23	10.08	0.07	0.84	0.91	(0.11)	—	(0.11)	10.88	0.80	1.05	3.85	52	9.04	53
11/01/22	10/31/23	10.42	0.36	(0.36)	—	(0.34)	—	(0.34)	10.08	0.80	1.01	3.35	530	(0.20)	51
11/01/21	10/31/22	12.66	0.17	(2.23)	(2.06)	(0.18)	—	(0.18)	10.42	0.80	1.02	1.49	429	(16.41)	43
11/01/20	10/31/21	13.15	0.06	(0.23)	(0.17)	(0.07)	(0.25)	(0.32)	12.66	0.80	1.01	0.48	227	(1.35)	42
11/01/19	10/31/20	12.03	0.07	1.45	1.52	(0.16)	(0.24)	(0.40)	13.15	0.80	0.98	0.55	549	12.96	57
11/01/18	10/31/19	11.04	0.22	0.99	1.21	(0.22)	—	(0.22)	12.03	0.80	1.26	1.89	409	11.09	1

The accompanying notes are an integral part of the financial statements.	51

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Core Plus Bond Fund
Class A*
11/01/23	12/31/23	$ 27.66	$ 0.19	$ 2.42	$ 2.61	$ (0.31)	$ —	$ (0.31)	$ 29.96	0.80	0.91	3.94	49	9.46	$ 5
11/01/22	10/31/23	28.81	1.04	(0.84)	0.20	(1.35)	—	(1.35)	27.66	0.80	0.90	3.50	532	0.51	4
11/01/21	10/31/22	34.45	0.53	(5.67)	(5.14)	(0.50)	—	(0.50)	28.81	0.80	0.90	1.63	413	(15.06)	3
11/01/20	10/31/21	36.57	0.23	(0.60)	(0.37)	(0.38)	(1.37)	(1.75)	34.45	0.80	0.90	0.65	220	(1.12)	7
11/01/19	10/31/20	33.43	0.40	3.99	4.39	(0.64)	(0.61)	(1.25)	36.57	0.80	0.90	1.09	559	13.56	6
11/01/18	10/31/19	30.44	0.58	3.01	3.59	(0.60)	—	(0.60)	33.43	0.80	0.98	1.79	413	11.89	0
Class C*
11/01/23	12/31/23	27.44	0.15	2.40	2.55	(0.25)	—	(0.25)	29.74	1.55	1.66	3.19	49	9.33	4
11/01/22	10/31/23	28.59	0.80	(0.81)	(0.01)	(1.14)	—	(1.14)	27.44	1.55	1.65	2.71	532	(0.24)	4
11/01/21	10/31/22	34.35	0.31	(5.66)	(5.35)	(0.41)	—	(0.41)	28.59	1.55	1.67	0.96	413	(15.69)	4
11/01/20	10/31/21	36.55	(0.04)	(0.60)	(0.64)	(0.19)	(1.37)	(1.56)	34.35	1.55	1.67	(0.11)	220	(1.87)	6
11/01/19	10/31/20	33.38	0.11	4.06	4.17	(0.39)	(0.61)	(1.00)	36.55	1.55	1.66	0.30	559	12.84	5
11/01/18	10/31/19	30.41	0.34	3.00	3.34	(0.37)	—	(0.37)	33.38	1.55	1.78	1.05	413	11.06	0
Class I*
11/01/23	12/31/23	27.76	0.21	2.43	2.64	(0.33)	—	(0.33)	30.07	0.40	0.66	4.34	49	9.57	1,502
11/01/22	10/31/23	28.91	1.16	(0.84)	0.32	(1.47)	—	(1.47)	27.76	0.40	0.64	3.90	532	0.91	1,346
11/01/21	10/31/22	34.54	0.70	(5.74)	(5.04)	(0.59)	—	(0.59)	28.91	0.40	0.65	2.17	413	(14.74)	980
11/01/20	10/31/21	36.64	0.37	(0.59)	(0.22)	(0.51)	(1.37)	(1.88)	34.54	0.40	0.65	1.04	220	(0.71)	1,142
11/01/19	10/31/20	33.45	0.60	3.96	4.56	(0.76)	(0.61)	(1.37)	36.64	0.40	0.65	1.72	559	14.11	1,132
11/01/18	10/31/19	30.46	0.72	2.99	3.71	(0.72)	—	(0.72)	33.45	0.40	0.66	2.23	413	12.32	635
Class R-3*
11/01/23	12/31/23	27.63	0.18	2.42	2.60	(0.29)	—	(0.29)	29.94	1.05	1.13	3.68	49	9.44	0
11/01/22	10/31/23	28.78	0.95	(0.82)	0.13	(1.28)	—	(1.28)	27.63	1.05	1.20	3.22	532	0.26	0
11/01/21	10/31/22	34.47	0.51	(5.73)	(5.22)	(0.47)	—	(0.47)	28.78	1.05	1.18	1.59	413	(15.28)	0
11/01/20	10/31/21	36.62	0.14	(0.60)	(0.46)	(0.32)	(1.37)	(1.69)	34.47	1.05	1.16	0.38	220	(1.37)	0
11/01/19	10/31/20	33.43	0.37	3.97	4.34	(0.54)	(0.61)	(1.15)	36.62	1.05	1.55	1.06	559	13.40	0
11/01/18	10/31/19	30.44	0.50	3.00	3.50	(0.51)	—	(0.51)	33.43	1.05	1.68	1.57	413	11.60	0
Class R-5*
11/01/23	12/31/23	27.76	0.21	2.43	2.64	(0.33)	—	(0.33)	30.07	0.50	0.61	4.24	49	9.54	0
11/01/22	10/31/23	28.91	1.13	(0.84)	0.29	(1.44)	—	(1.44)	27.76	0.50	0.63	3.79	532	0.80	0
11/01/21	10/31/22	34.54	0.70	(5.77)	(5.07)	(0.56)	—	(0.56)	28.91	0.50	0.53	2.19	413	(14.83)	0
11/01/20	10/31/21	36.65	0.33	(0.60)	(0.27)	(0.47)	(1.37)	(1.84)	34.54	0.50	0.56	0.94	220	(0.84)	0
11/01/19	10/31/20	33.45	0.59	3.95	4.54	(0.73)	(0.61)	(1.34)	36.65	0.50	1.08	1.68	559	14.03	0
11/01/18	10/31/19	30.46	0.68	3.00	3.68	(0.69)	—	(0.69)	33.45	0.50	1.18	2.12	413	12.20	0
Class R-6*
11/01/23	12/31/23	27.77	0.21	2.42	2.63	(0.33)	—	(0.33)	30.07	0.40	0.57	4.34	49	9.53	52
11/01/22	10/31/23	28.92	1.28	(0.96)	0.32	(1.47)	—	(1.47)	27.77	0.40	0.57	4.30	532	0.90	47
11/01/21	10/31/22	34.54	0.77	(5.80)	(5.03)	(0.59)	—	(0.59)	28.92	0.40	0.56	2.42	413	(14.71)	5
11/01/20	10/31/21	36.65	0.37	(0.60)	(0.23)	(0.51)	(1.37)	(1.88)	34.54	0.40	0.56	1.06	220	(0.74)	4
11/01/19	10/31/20	33.45	0.59	3.98	4.57	(0.76)	(0.61)	(1.37)	36.65	0.40	0.93	1.63	559	14.14	0
11/01/18	10/31/19	30.46	0.71	3.00	3.71	(0.72)	—	(0.72)	33.45	0.40	1.18	2.22	413	12.32	0
Class Y*
11/01/23	12/31/23	27.69	0.19	2.42	2.61	(0.30)	—	(0.30)	30.00	0.80	0.97	3.96	49	9.47	31
11/01/22	10/31/23	28.84	1.05	(0.85)	0.20	(1.35)	—	(1.35)	27.69	0.80	0.94	3.54	532	0.51	41
11/01/21	10/31/22	34.48	0.55	(5.69)	(5.14)	(0.50)	—	(0.50)	28.84	0.80	0.96	1.71	413	(15.05)	25
11/01/20	10/31/21	36.60	0.23	(0.60)	(0.37)	(0.38)	(1.37)	(1.75)	34.48	0.80	0.95	0.64	220	(1.12)	77
11/01/19	10/31/20	33.43	0.43	3.98	4.41	(0.63)	(0.61)	(1.24)	36.60	0.80	0.93	1.18	559	13.64	99
11/01/18	10/31/19	30.44	0.59	2.99	3.58	(0.59)	—	(0.59)	33.43	0.80	0.97	1.84	413	11.87	14

52	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Unconstrained Bond Fund
Class A*
11/01/23	12/31/23	$ 11.53	$ 0.08	$ 0.74	$ 0.82	$ (0.12)	$ —	$ (0.12)	$ 12.23	0.80	1.10	3.76	49	7.15	$ 6
11/01/22	10/31/23	11.53	0.42	0.12	0.54	(0.54)	—	(0.54)	11.53	0.80	1.09	3.54	458	4.61	6
11/01/21	10/31/22	12.79	0.20	(1.20)	(1.00)	(0.13)	(0.13)	(0.26)	11.53	0.80	1.08	1.67	273	(7.90)	5
11/01/20	10/31/21	12.81	0.06	0.17	0.23	(0.25)	—	(0.25)	12.79	0.80	1.08	0.46	80	1.78	5
11/01/19	10/31/20	12.13	0.19	0.76	0.95	(0.27)	—	(0.27)	12.81	0.80	1.09	1.56	435	7.97	1
11/01/18	10/31/19	11.45	0.21	0.69	0.90	(0.22)	—	(0.22)	12.13	0.80	1.14	1.74	289	7.92	0
Class C*
11/01/23	12/31/23	11.42	0.06	0.74	0.80	(0.10)	—	(0.10)	12.12	1.55	1.86	3.00	49	7.02	1
11/01/22	10/31/23	11.44	0.32	0.11	0.43	(0.45)	—	(0.45)	11.42	1.55	1.85	2.72	458	3.70	1
11/01/21	10/31/22	12.72	0.11	(1.18)	(1.07)	(0.08)	(0.13)	(0.21)	11.44	1.55	1.86	0.90	273	(8.53)	2
11/01/20	10/31/21	12.79	(0.02)	0.15	0.13	(0.20)	—	(0.20)	12.72	1.55	1.86	(0.13)	80	1.02	2
11/01/19	10/31/20	12.10	0.10	0.77	0.87	(0.18)	—	(0.18)	12.79	1.55	1.88	0.77	435	7.25	2
11/01/18	10/31/19	11.42	0.11	0.71	0.82	(0.14)	—	(0.14)	12.10	1.55	1.96	0.92	289	7.19	0
Class I*
11/01/23	12/31/23	11.55	0.08	0.75	0.83	(0.13)	—	(0.13)	12.25	0.50	0.87	4.04	49	7.21	1,280
11/01/22	10/31/23	11.56	0.46	0.10	0.56	(0.57)	—	(0.57)	11.55	0.50	0.86	3.86	458	4.82	1,143
11/01/21	10/31/22	12.80	0.24	(1.19)	(0.95)	(0.16)	(0.13)	(0.29)	11.56	0.50	0.85	1.97	273	(7.55)	935
11/01/20	10/31/21	12.81	0.12	0.15	0.27	(0.28)	—	(0.28)	12.80	0.50	0.85	0.92	80	2.08	1,110
11/01/19	10/31/20	12.12	0.23	0.76	0.99	(0.30)	—	(0.30)	12.81	0.50	0.85	1.86	435	8.36	878
11/01/18	10/31/19	11.43	0.24	0.70	0.94	(0.25)	—	(0.25)	12.12	0.50	0.85	2.07	289	8.31	907
Class R-3*
11/01/23	12/31/23	11.51	0.07	0.74	0.81	(0.11)	—	(0.11)	12.21	1.05	1.26	3.50	49	7.09	0
11/01/22	10/31/23	11.51	0.39	0.11	0.50	(0.50)	—	(0.50)	11.51	1.05	1.23	3.26	458	4.32	0
11/01/21	10/31/22	12.77	0.18	(1.20)	(1.02)	(0.11)	(0.13)	(0.24)	11.51	1.05	1.22	1.44	273	(8.07)	0
11/01/20	10/31/21	12.81	0.05	0.14	0.19	(0.23)	—	(0.23)	12.77	1.05	1.25	0.39	80	1.45	0
11/01/19	10/31/20	12.11	0.16	0.78	0.94	(0.24)	—	(0.24)	12.81	1.05	1.81	1.32	435	7.85	0
11/01/18	10/31/19	11.43	0.18	0.69	0.87	(0.19)	—	(0.19)	12.11	1.05	1.80	1.51	289	7.63	0
Class R-5*
11/01/23	12/31/23	11.55	0.08	0.75	0.83	(0.13)	—	(0.13)	12.25	0.50	0.82	4.05	49	7.21	1
11/01/22	10/31/23	11.56	0.46	0.10	0.56	(0.57)	—	(0.57)	11.55	0.50	0.86	3.87	458	4.82	1
11/01/21	10/31/22	12.80	0.29	(1.24)	(0.95)	(0.16)	(0.13)	(0.29)	11.56	0.50	0.83	2.44	273	(7.56)	1
11/01/20	10/31/21	12.81	0.11	0.16	0.27	(0.28)	—	(0.28)	12.80	0.50	0.84	0.86	80	2.09	0
11/01/19	10/31/20	12.12	0.23	0.76	0.99	(0.30)	—	(0.30)	12.81	0.50	1.30	1.87	435	8.36	0
11/01/18	10/31/19	11.43	0.24	0.70	0.94	(0.25)	—	(0.25)	12.12	0.50	1.37	2.06	289	8.31	0
Class R-6*
11/01/23	12/31/23	11.55	0.08	0.75	0.83	(0.13)	—	(0.13)	12.25	0.40	0.78	4.16	49	7.24	101
11/01/22	10/31/23	11.56	0.47	0.10	0.57	(0.58)	—	(0.58)	11.55	0.40	0.76	3.90	458	4.92	90
11/01/21	10/31/22	12.80	0.26	(1.20)	(0.94)	(0.17)	(0.13)	(0.30)	11.56	0.40	0.76	2.15	273	(7.46)	91
11/01/20	10/31/21	12.81	0.13	0.15	0.28	(0.29)	—	(0.29)	12.80	0.40	0.76	1.01	80	2.17	68
11/01/19	10/31/20	12.12	0.24	0.77	1.01	(0.32)	—	(0.32)	12.81	0.40	0.76	1.97	435	8.47	43
11/01/18	10/31/19	11.43	0.26	0.69	0.95	(0.26)	—	(0.26)	12.12	0.40	0.76	2.17	289	8.42	34
Class Y*
11/01/23	12/31/23	11.60	0.08	0.74	0.82	(0.12)	—	(0.12)	12.30	0.80	1.17	3.78	49	7.10	42
11/01/22	10/31/23	11.60	0.43	0.11	0.54	(0.54)	—	(0.54)	11.60	0.80	1.15	3.59	458	4.58	52
11/01/21	10/31/22	12.86	0.20	(1.20)	(1.00)	(0.13)	(0.13)	(0.26)	11.60	0.80	1.15	1.63	273	(7.88)	32
11/01/20	10/31/21	12.88	0.08	0.15	0.23	(0.25)	—	(0.25)	12.86	0.80	1.14	0.62	80	1.76	31
11/01/19	10/31/20	12.18	0.19	0.78	0.97	(0.27)	—	(0.27)	12.88	0.80	1.15	1.55	435	8.07	25
11/01/18	10/31/19	11.49	0.21	0.69	0.90	(0.21)	—	(0.21)	12.18	0.80	1.15	1.77	289	7.93	23
* Per share amounts have been calculated using the daily average share method.

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(d) Per share amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.	53

Notes to Financial Statements

12.31.2023

NOTE 1 | Organization and investment objective | Carillon Series Trust (the “Trust” or the “Carillon Family of Funds”) is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust offers shares in separate series (each a “fund” and collectively the “Funds”), each of which is advised by Carillon Tower Advisers, Inc. (“Carillon Tower” or “Manager”). On September 30, 2022, Carillon Tower began also doing business as Raymond James Investment Management. This did not involve any change in Carillon Tower’s structure, ownership, or control. The Trust offers shares in the following series:

•	Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest International Stock Fund (“International Stock Fund”) seeks capital appreciation,
•	Carillon Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income,
•	Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Scout Mid Cap Fund (“Mid Cap Fund”) seeks long-term growth of capital,
•	Carillon Scout Small Cap Fund (“Small Cap Fund”) seeks long-term growth of capital,
•	Carillon Reams Core Bond Fund (“Core Bond Fund”) seeks a high level of total return consistent with the preservation of capital,
•	Carillon Reams Core Plus Bond Fund (“Core Plus Bond Fund”) seeks a high level of total return consistent with the preservation of capital, and
•	Carillon Reams Unconstrained Bond Fund (“Unconstrained Bond Fund”) seeks to maximize total return consistent with the preservation of capital.

Class offerings | As of December 31, 2023, each fund was authorized and offered Class A, Class C, Class I, Class R-3, Class R-5, Class R-6, and Class Y shares to qualified buyers.

•

For all funds except the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•

Class C shares are sold subject to a CDSC of 1.00% of the lower of NAV or purchase price if redeemed less than one year after purchase. Class C shares automatically convert to Class A shares for all purchases that have surpassed their 8-year anniversary date.

•	Class I, Class R-3, Class R-5, Class R-6 and Class Y shares are each sold without a front-end sales charge or a CDSC.

Note 2 | Significant accounting policies | The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.

Use of estimates | The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities | The price of each fund’s shares is based on the NAV per share of each class of a fund. Each fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events that may cause the last market quotation to be unreliable include:

•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to oversight by the Trust’s Board of

Trustees (“Board”). In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board approved the Adviser as the fund’s valuation designee to be responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value determined in good faith.

There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing

54

Notes to Financial Statements

12.31.2023

may deter shareholders from trading a fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange-traded equity securities  |  Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Foreign equity securities  |  If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time the trading of a particular security ends in a foreign market and a fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a fund’s shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the fund.

•

Fixed income securities  |  Government bonds, corporate bonds, asset-backed bonds, municipal bonds, medium-term notes, short-term securities (investments that have a maturity date of 60 days or less), and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors and appropriate methodologies that have been considered by the Board such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Futures and options  |  Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the two months ended December 31, 2023, only the Core Plus Bond Fund and Unconstrained Bond Fund held futures. Only the Unconstrained Bond Fund held options during the two months ended December 31, 2023.

•

Swaps  |  Swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the two months ended December 31, 2023, only the Core Plus Bond Fund and Unconstrained Bond Fund held swaps.

•

Forward contracts  |  Forward contracts are valued daily at current forward rates provided by an independent pricing service. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the two months ended December 31, 2023, only the Core Plus Bond Fund and Unconstrained Bond Fund held forwards.

•

Investment companies and exchange-traded funds (ETFs)  |  Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements  |  Each fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

55

Notes to Financial Statements

12.31.2023

The following is a summary of the inputs used to value each fund’s investments as of December 31, 2023:

	Level 1	Level 2	Level 3

Capital Appreciation Fund
Common stocks (a)	$402,780,539	$—	$—
Total investment portfolio	$402,780,539	$—	$—

International Stock Fund
Common stocks (a):
Australia	$—	$8,334,529	$—
Brazil	—	958,693	—
Canada	19,537,075	—	—
China	1,912,752	7,698,706	—
Denmark	—	15,489,977	—
Finland	—	2,060,219	—
France	—	31,743,904	—
Germany	—	17,936,253	—
Hong Kong	—	16,618,079	—
India	695,800	—	—
Ireland	—	1,396,919	—
Israel	2,741,544	2,294,637	—
Italy	—	9,429,911	—
Japan	—	70,542,321	—
Mexico	1,717,400	—	—
Netherlands	—	15,606,192	—
New Zealand	—	1,810,097	—
Norway	—	775,774	—
Singapore	—	2,617,394	—
South Korea	—	10,072,798	—
Spain	—	4,119,326	—
Sweden	—	6,960,375	—
Switzerland	—	9,684,844	—
Taiwan	6,312,800	23,964,344	—
Turkey	—	1,310,225	—
United Kingdom	1,764,339	47,993,893	—
Preferred stocks	—	2,521,203	—
Exchange traded funds	17,200,372	—	—
Money market funds	4,679,500	—	—
Total investment portfolio	$56,561,582	$311,940,613	$—

Growth & Income Fund
Domestic common stocks (a)	$529,550,926	$—	$—
Foreign common stocks (a)	71,482,265	—	—
Total investment portfolio	$601,033,191	$—	$—

Mid Cap Growth Fund
Common stocks (a)	$6,447,986,466	$—	$—
Total investment portfolio	$6,447,986,466	$—	$—

	Level 1	Level 2	Level 3

Small Cap Growth Fund
Common stocks (a)	$589,458,298	$—	$—
Money market funds	615,239	—	—
Total investment portfolio	$590,073,537	$—	$—

Mid Cap Fund
Common stocks (a)	$3,333,544,266	$—	$—
Total investment portfolio	$3,333,544,266	$—	$—

Small Cap Fund
Common stocks (a)	$260,191,194	$—	$—
Total investment portfolio	$260,191,194	$—	$—

Core Bond Fund
Corporate bonds (a)	$—	$128,179,344	$—
Mortgage and asset-backed securities	—	327,668,984	—
U.S. Treasuries	—	128,875,242	—
U.S. Treasury Bills	—	60,017,559	—
Total investment portfolio	$—	$644,741,129	$—

Core Plus Bond Fund
Corporate bonds (a)	$—	$350,470,767	$—
Mortgage and asset-backed securities	—	983,679,581	—
U.S. Treasuries	—	475,877,486	—
Medium-term notes	—	93,843	—
U.S. Treasury Bills	—	200,822,176	—
Total investment portfolio	$—	$2,010,943,853	$—
Credit default swaps	$—	$4,489,060	$—
Forward contracts (b)	$—	$2,819,921	$—

Unconstrained Bond Fund
Corporate bonds (a)	$—	$291,165,042	$—
Mortgage and asset-backed securities	—	713,988,492	—
U.S. Treasuries	—	422,967,991	—
Medium-term notes	—	214,498	—
U.S. Treasury Bills	—	389,618,064	—
Total investment portfolio	$—	$1,817,954,087	$—
Futures contracts (b)	$(1,764,691)	$—	$—
Credit default swaps	$—	$8,576,873	$—
Inflation rate swaps (b)	$—	$1,380,716	$—
Forward contracts (b)	$—	$4,392,490	$—

(a) Please see the investment portfolio for details.

(b) Amounts presented for Futures Contracts, Inflation Rate Swaps, and Forward Contracts represent total unrealized appreciation (depreciation) as of the date of this report.

56

Notes to Financial Statements

12.31.2023

At December 31, 2023, the Funds did not hold any Level 3 investments.

Derivatives | The following disclosure provides certain information about the Funds’ derivative and hedging activities. The use of derivatives involves the risk that the fund could lose more than the amount invested in derivatives.

•

Forward currency contracts | Each of the Funds’ policies, except Capital Appreciation, Small Cap Growth, Core Bond, Mid Cap, and Small Cap, permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US dollar and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives including taking active currency exposure. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. Non-deliverable forward currency contracts (“NDF”) are settled with the counterparty in US dollars without the delivery of foreign currency. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed. The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. Details of Forward Contracts, if any, at period end are included in the Investment Portfolios under the caption “Forward Contracts.” Refer to Note 6 for additional information.

•

Futures contracts | Each of the Funds’ policies, except Capital Appreciation, International Stock, Small Cap Growth, Mid Cap, and Small Cap, permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it. When a fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the fund or received by the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Manager and custodian on a daily basis. When Futures are closed out, the fund recognizes a realized gain or loss. The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. Details of futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Futures Contracts.” Refer to Note 6 for additional information.

•

Options | Each of the Funds’ policies, except Capital Appreciation, International Stock, Small Cap Growth, Mid Cap, and Small Cap, permit the Funds to use options for hedging, substitution or investment purposes, certain options, including options on securities, equity and debt indices, currencies, futures, and swap contracts (a/k/a “swaptions”). However, Growth & Income may only purchase and write call options on securities as discussed below. Certain risks and special characteristics of these strategies are discussed below. The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss. On written call options the maximum loss of capital can be unlimited. The maximum loss of capital on written put options is limited to the notional contract values of those positions. A fund effectively may terminate its right or obligation under an option by entering into a closing transaction. If a fund wished to terminate its obligation to purchase or sell the investment under a put or call option it has written, the fund may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, a fund may write a call or put option of the same series; this is known as a closing sale transaction. Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option. A fund may purchase and write call and put options on futures contracts that are traded on a U.S. exchange or board of trade. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. A fund also may purchase such put options in order to hedge a long position in the underlying futures contract. A fund may purchase call options on futures contracts in lieu of, and for the same purpose as, the actual purchase of the futures contracts. A fund also may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested. While a fund’s use of options on futures contracts for hedging may protect the fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movement in the level of interest rates or securities prices. There can be no guarantee that a fund’s forecasts about market value, interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. Details of options and options on futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Schedule of Options.” Refer to Note 6 for additional information.

•

Swap contracts | The Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into swap agreements to enhance the Funds’ returns, increase liquidity and/or gain exposure to certain instruments, issuers, markets (i.e., the corporate bond market), or securities in a relatively efficient way. A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. When a fund enters into a centrally cleared swap, it must deliver to the central counterparty an amount referred to as “initial margin” During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a fund or may be received by the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the swap agreement. At the conclusion of the term of the swap agreement, if a fund has a loss of less than the margin amount, the excess margin is returned to the fund. If a fund has a gain, the full margin amount and the amount of the gain is paid to the fund. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Daily fluctuations in the value of swaps are recorded in variation margin on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts.

57

Notes to Financial Statements

12.31.2023

Swaps sold by a fund may involve greater risks than if the fund had invested in the reference obligation directly. Swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. Details of swap contracts, if any, at period end are included in the Investment Portfolios under the caption “Swap Contracts.” Refer to Note 6 for additional information.

•

Credit default swap contracts | The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a fund. The Funds may enter into credit default swap agreements for investment purposes or to hedge against the risk of default of debt securities held in their portfolio. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional value”), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a fund is a buyer and no credit event occurs, the fund may lose its investment and recover nothing. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional value of the swap. If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional value of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

•

Interest rate swap contracts | An interest rate swap is an agreement between two parties to exchange interest rate payment obligations and is used primarily to manage interest rate risk. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather, they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be executed on a registered exchange (centrally cleared interest rate swaps). The Funds may enter into interest rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.

•

Inflation rate swap contracts | An inflation swap is an agreement between two parties to transfer inflation risk, with one party paying the floating rate based on an inflation index (such as the Consumer Price Index (CPI), and the other party paying a fixed rate, typically based on the notional principal amount of the underlying asset. Inflation swap contracts are used primarily to gain exposure to inflation (inflation risk). Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Similar to an interest rate swap, the Funds may enter into inflation rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate based upon an inflation index, such as the CPI. Barring swap counterparty default, the risk of loss in an inflation rate swap is limited to the net amount of payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.

•

Total return swap contracts | Total return swaps are two-party contracts that generally obligate one party to pay a set rate (either fixed or based on an index) and the other party to make payments based on the return of a specified reference security, security index or index component during the period of the swap, and are used primarily to gain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps normally do not involve the delivery of securities or the underlying assets. If the counterparty to a total return swap defaults, a fund’s risk of loss consists of the net amount of the payments the fund is contractually entitled to receive, if any.

58

Notes to Financial Statements

12.31.2023

During the two months ended December 31, 2023, the average of month-end derivative positions (notional value in U.S. dollars for swap contracts, futures contracts, and forward contracts and market value in U.S. dollars for written options) were as follows:

	Inflation Rate Swap Contracts	Credit Default Swap Contracts	Futures Contracts - Long	Futures Contracts - Short	Forward Contracts - USD Received	Forward Contracts - USD Delivered	Written Options
Core Plus Bond Fund	$—	$107,979,400	$169,172,063	$(94,935,860)	$21,071,413	$59,078,071	$—
Unconstrained Bond Fund	43,153,000	388,714,400	459,831,879	(210,403,290)	100,175,851	155,049,697	(320,498)

Foreign currency transactions | The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

To-Be-Announced securities | The Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities. A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash, or cash equivalents, set aside in an amount equal to the price of the Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a fund.

Real estate investment trusts (“REIT(s)”) | There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year-end and may differ from the estimated amounts.

Repurchase agreements | Each Fund, except Capital Appreciation and International Stock, may enter into repurchase agreements whereby a fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the two months ended December 31, 2023, none of the Funds held any repurchase agreements.

Revenue recognition | Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign taxes | The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds record such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

As a result of court cases involving several countries across the European Union, the Carillon ClariVest International Fund (“International Fund), which merged into the International Stock Fund on July 15, 2022, has filed tax reclaims in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaims that have been recognized, if any, are reflected as “Foreign withholding tax claims and interest” in the Statements of Operations. Generally, unless Carillon Tower believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a fund’s net asset value. EU tax reclaims recognized by a fund, if any, reduce the amount of foreign taxes, if any, that a fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). The closing agreement will result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. Any estimated charges relating to a closing agreement liability would be presented as “IRS compliance fee and related expenses for withholding tax claims” in the Statements of Assets and Liabilities. The actual IRS compliance fee in connection with the closing agreement may differ from the estimate and that difference may be material.

Expenses | Each Fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Carillon Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each fund are allocated to each class of shares based upon its relative percentage of net assets.

59

Notes to Financial Statements

12.31.2023

Class allocations  |  Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distributions  |  Each Fund, except the Growth & Income Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, distributes net investment income annually. Distributions of net investment income are made quarterly from the Growth & Income Fund and monthly from the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable fund, will be distributed to shareholders annually in the following fiscal year. If a fund is involved in a reorganization wherein it acquires the net assets of another fund, or has its net assets acquired by another fund, a separate and additional distribution of net investment income and/or net realized gains may be made prior to such reorganization. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Distributions made to shareholders from earnings were as follows:

Distributions from earnings		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	11/1/23 to 12/31/23	$19,293,700	$806,747	$22,750,597	$29,868	$128,300	$25,886	$2,935
	11/1/22 to 10/31/23	25,413,471	2,263,619	30,230,150	48,168	138,839	4,581	3,304
	11/1/21 to 10/31/22	14,716,038	1,446,357	25,552,378	37,541	379,817	94,235	1,724
International Stock Fund	11/1/23 to 12/31/23	116,492	23,343	9,780,996	348,648	1,321	268,675	893
	11/1/22 to 10/31/23	57,300	9,518	2,856,159	94,662	381	11,379	312
	11/1/21 to 10/31/22	56,628	17,493	159,071	744	77	1,188	220
Growth & Income Fund	11/1/23 to 12/31/23	22,182,266	4,321,751	39,115,449	143,306	309,555	1,029,905	14,008
	11/1/22 to 10/31/23	15,101,681	3,555,533	38,050,282	111,845	306,672	668,899	9,590
	11/1/21 to 10/31/22	21,313,877	6,551,471	61,972,837	150,060	634,241	858,141	40,741
Mid Cap Growth Fund	11/1/23 to 12/31/23	65,825,820	7,435,941	140,755,023	4,287,892	92,075,062	376,654,688	196,390
	11/1/22 to 10/31/23	8,028,069	1,533,972	16,706,977	487,980	9,408,076	40,840,620	34,641
	11/1/21 to 10/31/22	86,905,995	17,025,720	171,946,281	5,215,746	92,470,549	385,326,429	418,862
Small Cap Growth Fund	11/1/23 to 12/31/23	12,762,248	933,389	18,122,297	1,434,659	1,550,153	16,619,101	1,133
	11/1/22 to 10/31/23	51,325,446	11,089,494	85,850,918	10,334,108	6,272,925	73,504,323	7,982
	11/1/21 to 10/31/22	95,432,723	14,934,189	232,783,017	17,185,244	20,622,322	214,213,403	6,377
Mid Cap Fund	11/1/23 to 12/31/23	10,386	—	4,917,630	—	5,522	1,118,135	1,046
	11/1/22 to 10/31/23	930,699	710,710	135,175,573	119,758	177,565	13,447,214	107,576
	11/1/21 to 10/31/22	3,056,792	3,186,900	459,672,618	505,625	441,972	29,463,894	381,187
Small Cap Fund	11/1/23 to 12/31/23	—	—	—	—	—	—	—
	11/1/22 to 10/31/23	427,814	54,819	7,649,474	3,079	624	244,353	3,172
	11/1/21 to 10/31/22	2,720,537	494,473	52,696,746	25,405	3,817	1,702,995	22,752
Core Bond Fund	11/1/23 to 12/31/23	28,819	29,514	4,713,105	3,654	6,374	172,804	532,889
	11/1/22 to 10/31/23	112,170	99,660	12,378,867	8,721	4,076	394,969	1,847,750
	11/1/21 to 10/31/22	63,226	65,987	7,097,946	1,911	211	28,176	544,332
Core Plus Bond Fund	11/1/23 to 12/31/23	46,753	38,699	16,558,062	1,924	657	565,645	359,648
	11/1/22 to 10/31/23	170,449	168,091	60,314,305	7,412	2,336	814,800	1,401,453
	11/1/21 to 10/31/22	71,880	62,191	19,698,896	2,510	332	91,000	787,630
Unconstrained Bond Fund	11/1/23 to 12/31/23	57,558	11,041	13,089,919	109	10,096	1,079,233	457,714
	11/1/22 to 10/31/23	232,399	53,839	51,953,400	470	35,697	4,519,237	3,776,846
	11/1/21 to 10/31/22	105,357	33,477	25,485,662	224	8,888	1,948,991	625,829

Other  |  In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each fund is expected to be remote.

60

Notes to Financial Statements

12.31.2023

NOTE 3  |  Purchases and sales of securities  |  During the two months ended December 31, 2023, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Purchases	$13,735,251	$25,760,617	$31,584,225	$189,522,684	$44,820,054
Sales	21,787,645	34,007,584	67,931,418	328,462,863	77,712,184

	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Purchases	$547,715,238	$9,911,861	$236,365,175	$704,887,229	$583,635,048
Purchases - U.S. Treasury securities	—	—	61,654,938	192,727,826	111,837,624
Sales	691,206,831	15,683,507	252,491,511	721,608,010	492,093,456
Sales - U.S. Treasury securities	—	—	63,210,216	147,054,617	161,533,093

NOTE 4  |  Investment advisory fees and other transactions with affiliates | Each Fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each Fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each Fund is as follows:

Investment advisory fee rate schedule	Breakpoint	Investment advisory fee
Capital Appreciation Fund	First $1 billion Over $1 billion	0.60% 0.55%
Growth & Income Fund	First $100 million $100 million to $500 million Over $500 million	0.60% 0.45% 0.40%
Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund	First $500 billion $500 million to $1 billion Over $1 biltion	0.60% 0.55% 0.50%

Investment advisory fee rate schedule (cont’d)	Breakpoint	Investment advisory fee
International Stock Fund	First $1 billion Over $1 billion	0.70% 0.60%
Mid Cap Fund	First $1 billion Over $1 billion	0.80% 0.70%
Core Bond Fund, Core Plus Bond Fund	All assets	0.40%
Unconstrained Bond Fund	First $3 billion Over $3 billion	0.60% 0.55%

Subadvisory fees  |  The Manager has entered into subadvisory agreements with certain parties (the “subadviser” or “subadvisers”) to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Funds. Under these agreements, Carillon Tower pays the subadvisers, each an affiliate of Carillon Tower, annualized rates identical to those disclosed in the investment advisory fee rate schedule. Carillon Tower may receive payments from the subadvisers for certain marketing and related expenses. The subadvisers for the Funds are as follows:

•	ClariVest Asset Management LLC (“ClariVest”) serves as subadviser for the Capital Appreciation Fund and International Stock Fund,
•	Eagle Asset Management, Inc. (“Eagle”) serves as subadviser for the Growth & Income Fund, Mid Cap Growth Fund, and Small Cap Growth Fund, and
•	Scout Investments, Inc. (“Scout”) serves as subadviser for the Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund

Administrative fees  |  For administrative services provided by the Manager, each fund has agreed to pay an administrative rate of 0.10% of the average daily net assets of all share classes.

Distribution and service fees  |  Pursuant to the Class A, Class C, Class R-3 and Class Y Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the Funds are authorized to pay Carillon Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each Fund of the Carillon Series Trust, except the Capital Appreciation Fund and the Growth & Income Fund, is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those Funds’ average daily net assets attributable to Class A shares of those Funds. Currently, the distribution and service fee is 0.25% for Class A shares of each Fund. Each Fund also is authorized, and currently pays, the Distributor distribution and service fees of 1.00% for Class C shares, 0.50% for Class R-3 shares, and 0.25% for Class Y shares. The Funds do not incur any distribution expenses related to Class I, Class R-5 or Class R-6 shares. However, Carillon Tower or any third party may make payments for the sale and distribution of all share classes, including Class I, Class R-5 or Class R-6 shares, from its own resources.

61

Notes to Financial Statements

12.31.2023

Sales charges  |  During the two months ended December 31, 2023, total front-end sales charges and contingent deferred sales charges (“CDSC”) paid to the Distributor were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Front-end sales charges - Class A	$6,792	$107	$2,328	$3,617	$2,221
CDSC - Class A	—	—	—	—	—
CDSC - Class C	—	—	—	200	—

	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Front-end sales charges - Class A	$2,145	$385	$1,698	$24	$73
CDSC - Class A	—	—	—	—	—
CDSC - Class C	—	—	—	—	—

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

Agency commissions  |  During the two months ended December 31, 2023, total agency brokerage commissions paid and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Total agency brokerage commissions	$3,983	$34,756	$19,650	$119,205	$92,355
Paid to RJA	—	—	970	—	14,373

	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Total agency brokerage commissions	$482,443	$17,002	$—	$5,668	$67,943
Paid to RJA	—	—	—	—	—

Internal audit fees  |  RJA provides internal audit services to the Funds. RJA receives no compensation from the Funds for these services.

Expense limitations  |  Carillon Tower has contractually agreed to reduce its fees and/or reimburse expenses to each class of the Funds through February 29, 2024 to the extent that the annual operating expense ratio for each class of shares exceeds the following annualized ratios as a percentage of the average daily net assets of each class of shares.

Expense limitations rate schedule	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	1.00%	1.75%	0.70%	1.25%	0.70%	0.60%	1.00%
International Stock Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Growth & Income Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Mid Cap Growth Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Small Cap Growth Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Mid Cap Fund	1.45%	2.20%	1.15%	1.70%	1.15%	1.05%	1.45%
Small Cap Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Core Bond Fund	0.80%	1.55%	0.40%	1.05%	0.50%	0.40%	0.80%
Core Plus Bond Fund	0.80%	1.55%	0.40%	1.05%	0.50%	0.40%	0.80%
Unconstrained Bond Fund	0.80%	1.55%	0.50%	1.05%	0.50%	0.40%	0.80%

62

Notes to Financial Statements

12.31.2023

Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed 11/1/23 to 12/31/23	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$61,959	$2,465	$87,416	$132	$554	$112	$9
International Stock Fund	790	150	90,189	3,983	9	2,412	1
Growth & Income Fund	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—
Mid Cap Fund	—	—	—	—	—	—	—
Small Cap Fund	910	78	38,522	—	—	1,382	—
Core Bond Fund	1,089	1,190	252,852	111	211	6,907	22,289
Core Plus Bond Fund	807	850	617,856	28	11	14,225	9,785
Unconstrained Bond Fund	2,815	675	742,822	4	512	62,391	27,846

A portion or all of a Fund’s fees and expenses waived and/or reimbursed by the Manager in prior fiscal years may be recoverable by Carillon Tower prior to their expiration date. Any previously waived and/or reimbursed fees and expenses are recoverable by Carillon Tower only from the same class of shares and within two years from the Fund’s fiscal year-end during which the fees and expenses were originally waived and/or reimbursed. Previously waived and/or reimbursed fees and expenses are recovered by Carillon Tower within the following two fiscal years when fees and expenses in the current fiscal year fall below the lesser of the current expense cap or the expense cap in effect at the time of the waiver and/or reimbursement. Carillon Tower receives payments from ClariVest and Scout for amounts waived and/or reimbursed under each contractual fee waiver and expense reimbursement agreement and provides to ClariVest and Scout any recoupment that Carillon Tower receives from the Funds. The following tables show the amounts that Carillon Tower may be allowed to recover by class of shares and the dates that these amounts will expire:

Recoverable expenses - 12/31/2025	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$61,959	$2,465	$87,416	$132	$554	$112	$9
International Stock Fund	790	150	90,189	3,983	9	2,412	1
Growth & Income Fund	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—
Mid Cap Fund	—	—	—	—	—	—	—
Small Cap Fund	910	78	38,522	—	—	1,382	—
Core Bond Fund	1,089	1,190	252,852	111	211	6,907	22,289
Core Plus Bond Fund	807	850	617,856	28	11	14,225	9,785
Unconstrained Bond Fund	2,815	675	742,822	4	512	62,391	27,846

Recoverable expenses - 12/31/2024	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$245,667	$10,876	$415,266	$611	$2,373	$93	$25
International Stock Fund	943	—	286,299	8,536	17	2,957	—
Growth & Income Fund	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—
Mid Cap Fund	—	—	—	—	—	—	—
Small Cap Fund	—	—	21,475	—	—	745	—
Core Bond Fund	6,045	6,487	1,140,761	623	144	25,356	123,351
Core Plus Bond Fund	3,798	4,665	3,067,884	266	66	30,912	43,762
Unconstrained Bond Fund	15,173	4,125	3,953,546	20	2,723	332,144	312,287

The Manager did not recover any previously waived expenses during the two month period ended December 31, 2023.

Trustees and officers compensation | Each Trustee of the Carillon Family of Funds receives an annual retainer along with meeting fees for those Carillon Family of Funds’ regular or special meetings attended in person and 25% of such meeting fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a fund, Trustees’ fees and expenses are paid equally by each Fund in the Carillon Family of Funds.

63

Notes to Financial Statements

12.31.2023

Certain officers of the Carillon Family of Funds may also be officers and/or directors of Carillon Tower. Such officers receive no compensation from the Funds.

NOTE 5 | Federal income taxes and distributions | Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2020 to October 31, 2023 and December 31, 2023) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.

For income tax purposes, distributions paid during the fiscal periods indicated were as follows:

		Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Ordinary Income	11/1/23 to 12/31/23	$4,063	$10,540,368	$2,158,852	$—	$—
	11/1/22 to 10/31/23	247,083	3,029,711	13,304,584	—	—
	11/1/21 to 10/31/22	1,681,717	235,421	28,584,931	—	—
Long-term capital gain	11/1/23 to 12/31/23	43,033,970	—	64,957,388	687,230,816	51,422,980
	11/1/22 to 10/31/23	57,855,049	—	44,499,918	77,040,335	238,385,196
	11/1/21 to 10/31/22	40,546,373	—	62,936,437	759,309,582	595,177,275

		Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Ordinary Income	11/1/23 to 12/31/23	$6,052,719	$—	$5,487,159	$17,571,388	$14,705,670
	11/1/22 to 10/31/23	40,779,277	—	14,846,213	62,878,846	60,571,888
	11/1/21 to 10/31/22	79,256,173	7,113,774	7,801,789	20,714,439	28,208,428
Long-term capital gain	11/1/23 to 12/31/23	—	—	—	—	—
	11/1/22 to 10/31/23	109,889,818	8,383,335	—	—	—
	11/1/21 to 10/31/22	417,452,815	50,552,951	—	—	—

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences. The reclassifications arise from permanent book/tax differences primarily attributable to net operating losses, equalization, non-deductible expenses, foreign currency transactions, return of capital distributions from REITs, return of capital distributions from non-REITs, paydowns on debt securities, sales adjustments due to passive foreign investment companies, and investments in swaps. The reclassifications were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Paid-in capital	$—	$(1)	$—	$(6,985,082)	$(1,894,433)
Total distributable earnings (loss)	—	1	—	6,985,082	1,894,433

	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Paid-in capital	$—	$(874,118)	$(15,870)	$—	$—
Total distributable earnings (loss)	—	874,118	15,870	—	—

64

Notes to Financial Statements

12.31.2023

At December 31, 2023, capital loss carryforwards and late year loss deferrals are as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Capital loss carryforwards utilized 11/1/23 to 12/31/23	$—	$1,501,366	$—	$—	$—
Capital loss carryforwards available indefinitely at 12/31/23	—	13,685,795	—	—	—
Late year loss deferrals available at 12/31/23	—	—	—	—	—

	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Capital loss carryforwards utilized 11/1/23 to 12/31/23	$94,744,411	$—	$1,841,975	$9,992,149	$5,637,590
Capital loss carryforwards available indefinitely at 12/31/23	65,207,899	2,247,546	69,528,703	170,857,612	59,034,819
Late year loss deferrals available at 12/31/23	—	—	—	—	—

Capital loss carryforwards may be used to offset future realized gains and late year loss deferrals (net losses incurred from November 1, 2023 to December 31, 2023) may be used to offset ordinary income as of the first day of the following fiscal year.

At December 31, 2023, the components of distributable earnings (losses) on a tax basis were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Cost of investments	$171,661,547	$317,536,962	$392,557,550	$4,427,634,305	$448,230,088
Gross unrealized appreciation	235,310,132	64,992,388	211,407,636	2,294,970,828	182,836,404
Gross unrealized depreciation	(4,191,140)	(14,027,155)	(2,931,995)	(274,618,667)	(40,992,955)
Net unrealized appreciation/(depreciation)	231,118,992	50,965,233	208,475,641	2,020,352,161	141,843,449
Undistributed ordinary income	13,883	2,462,426	515,909	—	—
Undistributed long-term gain	5,407,581	—	16,257,748	98,434,139	13,586,073
Total undistributed earnings	5,421,464	2,462,426	16,773,657	98,434,139	13,586,073
Other accumulated gains (losses)	—	(13,741,075)	—	—	—
Total distributable earnings (accumulated loss)	$236,540,456	$39,686,584	$225,249,298	$2,118,786,300	$155,429,522

	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Cost of investments	$2,718,701,949	$166,956,731	$645,283,064	$2,014,140,481	$1,816,858,346
Gross unrealized appreciation	701,730,855	114,759,949	11,216,716	35,961,910	36,782,218
Gross unrealized depreciation	(86,888,538)	(21,525,486)	(11,758,651)	(31,849,557)	(23,101,089)
Net unrealized appreciation/(depreciation)	614,842,317	93,234,463	(541,935)	4,112,353	13,681,129
Undistributed ordinary income	284,887	—	—	5,931,972	9,820,214
Undistributed long-term gain	—	—	—	—	—
Total undistributed earnings	284,887	—	—	5,931,972	9,820,214
Other accumulated gains (losses)	(65,207,899)	(2,247,546)	(69,528,703)	(170,857,612)	(57,706,043)
Total distributable earnings (accumulated loss)	$549,919,305	$90,986,917	$(70,070,638)	$(160,813,287)	$(34,204,700)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses from wash sales and differences in the accounting treatment for non-REIT returns of capital, investments in passive foreign investment companies and swaps.

65

Notes to Financial Statements

12.31.2023

NOTE 6 | Other derivative information | At December 31, 2023, the Funds have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

			Asset	Liability
	Risk Exposure Category	Statements of Assets and Liabilities Location	Fair Value Amount	Fair Value Amount
Core Plus Bond Fund	Credit	Open credit default swap contracts, at value*	$4,489,060	N/A
	Currency	Unrealized appreciation - open forward contracts	3,630,301	N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	$810,380

	Total		$8,119,361	$810,380

Unconstrained Bond Fund	Credit	Open credit default swap contracts, at value*	$8,576,873	N/A
	Inflation & currency	Unrealized appreciation - open inflation swap contracts*	1,380,716	N/A
	Interest rate	Unrealized depreciation - open futures contracts^	N/A	$1,764,691
	Currency	Unrealized appreciation - open forward contracts	8,402,544	N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	4,010,054

	Total		$18,360,133	$5,774,745

* Included in Deposit at broker - open swap contracts.

^ Included in Deposit at broker - open futures contracts.

Financial Accounting Standards Board Accounting Update 2011-11, Disclosures about Offsetting Assets and Liabilities requires an entity that has financial instruments that are either 1) offset or 2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of December 31, 2023, the Funds did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).

For the two months ended December 31, 2023, the effect of derivative contracts on the Funds’ Statements of Operations is as follows:

	Risk Exposure Category	Derivative Instrument	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Core Plus Bond Fund	Credit	Swap contracts	$2,061,622	$5,090,930
	Interest rate	Futures contracts	(1,418,468)	1,710,450
	Currency	Forward contracts	—	2,979,904

	Total		$643,154	$9,781,284

Unconstrained Bond Fund	Credit	Written options	$1,337,499	$(385,404)
	Credit	Swap contracts	4,729,678	8,108,284
	Inflation & currency	Swap contracts	—	(42,081)
	Interest rate	Futures contracts	(5,800,957)	(933,529)
	Currency	Forward contracts	417,455	3,738,342

	Total		$683,675	$10,485,612

Refer to Note 2 for additional information regarding investments in derivatives.

NOTE 7 | Securities lending | To earn additional income, each Fund may loan portfolio securities to qualified broker dealers. The primary objective of securities lending is to supplement a fund’s income through investment of the cash collateral in short-term interest bearing obligations. The collateral for a fund’s loans will be marked-to-market daily so that at all times the collateral exceeds 100% of the value of the loan. A fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a fund retains the right to call the loans at any time on reasonable notice, and it may choose to do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount may be received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend. Securities loans involve some risk. There is a risk that a borrower may default on its obligations to return loaned securities; however, the Funds’ securities lending agent may indemnify a fund against that risk. A fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral, and a fund could lose rights in the collateral should the borrower fail financially. The securities in

66

Notes to Financial Statements

12.31.2023

which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to settle transactions. A fund will also be responsible for the risks associated with the investment of cash collateral. In any case in which the loaned securities are not returned to a fund before an ex-dividend date, the payment in lieu of the dividend that a fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Each security on loan as of the date of this report is footnoted on each Fund’s Investment Portfolio, along with the total value of all securities on loan. Cash collateral received for securities on loan has been invested in the First American Government Obligations Fund Class X (the “money market fund”). The money market fund is included in each respective Fund’s Investment Portfolio and is footnoted as having been purchased with cash collateral received for securities on loan. The value of the money market fund is included as an asset on the Statements of Assets and Liabilities as part of “Investments—unaffiliated, at value.” A liability of equal value to the cash collateral received and subsequently invested in the money market fund is included on the Statements of Assets and Liabilities as “Payable for securities lending collateral received.” Income earned from securities lending, net of applicable fees, is shown on the Statement of Operations as income from “Securities lending, net.”

NOTE 8 | Line of credit | As of December 31, 2023, the Trust has a secured line of credit of up to $350,000,000 with U.S. Bank N.A, secured by a first priority lien on the Trust’s assets. Each Fund, except International Stock Fund, may borrow up to 33.33% of the net market value of such fund’s assets. International Stock Fund may borrow up to 30.00% of the net market value of such fund’s assets. The maximum aggregate borrowing limit is $350,000,000 for all Funds.

Borrowings under this arrangement bear interest at U.S. Bank N.A.’s prime rate minus 1.00%, which as of December 31, 2023 was 7.50% (prime rate of 8.50% minus 1.00%). The following table shows the details of the Funds’ borrowing activity during two months ended December 31, 2023. Funds that are not listed did not utilize the line of credit during the period.

	Maximum Outstanding Balance	Average Daily Balance	Total Interest Incurred	Average Annual Interest Rate
Capital Appreciation Fund	$4,708,000	$151,885	$1,930	7.50%
International Stock Fund	7,284,000	131,934	1,677	7.50
Growth & Income Fund	707,000	12,148	154	7.50
Mid Cap Growth Fund	2,546,000	265,164	3,370	7.50
Small Cap Growth Fund	4,254,000	414,246	5,264	7.50
Mid Cap Fund	24,905,000	2,414,770	30,688	7.50
Small Cap Fund	526,000	29,836	379	7.50

As of December 31, 2023, Small Cap Growth Fund and Mid Cap Fund had outstanding borrowings of $1,041,000 and $1,595,000 under the line of credit, respectively.

NOTE 9 | New accounting pronouncements and regulatory changes | In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions. The amendments in ASU 2022-03 clarify that a contractual restriction on a sale of an equity security is not considered a part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in ASU 2022-03 also require the following disclosures for equity securities subject to contractual sale restrictions: (i) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (ii) the nature and remaining duration of the restriction(s), and (iii) the circumstances that could cause a lapse in the restriction(s). The amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years for public business entities (early adoption is also permitted). Management is currently evaluating the potential effect that this ASU amendment will have on the Funds’ financial statements.

In October 2022, the Securities and Exchange Commission adopted amendments to the requirements for annual and semi-annual shareholder reports provided by mutual funds and exchange-traded funds (ETFs) to highlight key information for investors. The Commission’s final rule amendments will require mutual funds and ETFs that are registered on Form N-1A (“open-end funds” or “funds”) to transmit to shareholders concise and visually engaging annual and semi-annual reports that highlight information that is particularly important for retail shareholders to assess and monitor their fund investments on an ongoing basis. The final rule amendments also facilitate funds’ ability to make electronic versions of their shareholder reports more user-friendly and interactive. In addition, open-end funds will be required to tag the information in their shareholder reports using Inline XBRL structured data language. The new rules will require that funds make available online certain information that may be more relevant to investors and financial professionals who desire more in-depth information. This information also must be delivered free of charge upon request and filed on a semi-annual basis on Form N-CSR. This information includes, for example, a fund’s schedule of investments and other financial statement elements. The final rule amendments include requirements that will help ensure that investors can easily reach and navigate the information that appears online. The Commission adopted amendments to exclude open-end funds from the scope of rule 30e-3, which generally permits certain registered investment companies to satisfy shareholder report transmission requirements by making these reports and other materials available online and providing a notice of the reports’ online availability, instead of directly providing the reports to shareholders. The amendments excluding open-end funds from rule 30e-3 are intended to help ensure that all open-end fund investors will experience the benefits of the new tailored shareholder reports. Open-end fund shareholders will directly receive the new tailored annual and semi-annual reports, either in paper or, if the shareholder has so elected, electronically. These updates are effective January 24, 2023 with an 18-month transition period for funds to comply with the new framework. Management is currently evaluating the impact of these updates on the Funds’ annual and semi-annual shareholder reports.

67

Notes to Financial Statements

12.31.2023

NOTE 10 | Other matters | In February 2022, Russia commenced a military attack on Ukraine, which became the start of the ongoing Ukraine Russia war. Sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on foreign economies and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflicts and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

NOTE 11 | Subsequent events | The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize, in the financial statements, the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. The Manager has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that materially impacted the amounts or disclosures in the Funds’ financial statements.

68

Report of the Independent Registered Public Accounting Firm

To the Board of Trustees of Carillon Series Trust and Shareholders of Carillon ClariVest Capital Appreciation Fund, Carillon ClariVest International Stock Fund, Carillon Eagle Growth & Income Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Small Cap Growth Fund, Carillon Scout Mid Cap Fund, Carillon Scout Small Cap Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund, and Carillon Reams Unconstrained Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Carillon ClariVest Capital Appreciation Fund, Carillon ClariVest International Stock Fund, Carillon Eagle Growth & Income Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Small Cap Growth Fund, Carillon Scout Mid Cap Fund, Carillon Scout Small Cap Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund, and Carillon Reams Unconstrained Bond Fund (ten of the funds constituting Carillon Series Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2023, the related statements of operations for the period November 1, 2023 through December 31, 2023 and for the year ended October 31, 2023, the statements of changes in net assets for the period November 1, 2023 through December 31, 2023 and for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for the period November 1, 2023 through December 31, 2023 and for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the period November 1, 2023 through December 31, 2023 and for the year ended October 31, 2023, the changes in each of their net assets for the period November 1, 2023 through December 31, 2023 and for each of the two years in the period ended October 31, 2023, and each of the financial highlights for the period November 1, 2023 through December 31, 2023 and for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Tampa, Florida

February 15, 2024

We have served as the auditor of one or more investment companies in Carillon Series Trust since 1985.

69

2023 Federal Tax Notice

(UNAUDITED)

The following information for the period ended December 31, 2023 for the Carillon Family of Funds is provided pursuant to provisions of the Internal Revenue Code.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2023. All dividends paid by the Funds from net investment income are deemed to be ordinary income for federal income tax purposes. Complete information will be computed and reported in conjunction with your 2023 Form 1099-DIV.

The amounts shown may differ from amounts disclosed elsewhere in this report due to differences between tax and financial reporting requirements.

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Qualified dividend income	100.00%	100.00%	100.00%	0.00%	0.00%
Dividends received deduction	100.00%	0.00%	100.00%	0.00%	0.00%
Long-term capital gains	$43,033,970	$—	$64,957,388	$687,230,816	$51,422,980

	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Qualified dividend income	100.00%	0.00%	0.00%	0.00%	0.00%
Dividends received deduction	100.00%	0.00%	0.00%	0.00%	0.00%
Long-term capital gains	$—	$—	$—	$—	$—

70

Understanding Your Ongoing Costs

(UNAUDITED) | 12.31.2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other fund expenses. The following sections are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial adviser.

Actual expenses | The table below shows the actual expenses you would have paid on a $1,000 investment made in each Fund on November 1, 2023 and held through December 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes | The table below shows each Fund’s expenses based on a $1,000 investment held for a hypothetical six month period and assuming for this period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

		Actual		Hypothetical

	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio

Capital Appreciation Fund
Class A	$1,000.00	$1,148.70	$1.80	$1,020.16	$5.09	1.00%
Class C	1,000.00	1,147.10	3.14	1,016.38	8.89	1.75
Class I	1,000.00	1,149.60	1.26	1,021.68	3.57	0.70
Class R-3	1,000.00	1,148.30	2.24	1,018.90	6.36	1.25
Class R-5	1,000.00	1,149.40	1.26	1,021.68	3.57	0.70
Class R-6	1,000.00	1,149.60	1.08	1,022.18	3.06	0.60
Class Y	1,000.00	1,148.70	1.80	1,020.16	5.09	1.00

International Stock Fund
Class A	1,000.00	1,141.10	2.24	1,018.90	6.36	1.25
Class C	1,000.00	1,139.80	3.58	1,015.12	10.16	2.00
Class I	1,000.00	1,142.10	1.70	1,020.42	4.84	0.95
Class R-3	1,000.00	1,140.50	2.68	1,017.64	7.63	1.50
Class R-5	1,000.00	1,142.20	1.70	1,020.42	4.84	0.95
Class R-6	1,000.00	1,142.00	1.52	1,020.92	4.33	0.85
Class Y	1,000.00	1,141.00	2.24	1,018.90	6.36	1.25

Growth & Income Fund
Class A	1,000.00	1,145.70	1.83	1,020.06	5.19	1.02
Class C	1,000.00	1,144.80	3.15	1,016.33	8.94	1.76
Class I	1,000.00	1,146.60	1.38	1,021.32	3.92	0.77
Class R-3	1,000.00	1,145.50	2.40	1,018.45	6.82	1.34
Class R-5	1,000.00	1,146.30	1.42	1,021.22	4.02	0.79
Class R-6	1,000.00	1,146.90	1.24	1,021.73	3.52	0.69
Class Y	1,000.00	1,145.70	1.85	1,020.01	5.24	1.03

Mid Cap Growth Fund
Class A	1,000.00	1,191.20	1.92	1,019.91	5.35	1.05
Class C	1,000.00	1,189.90	3.18	1,016.43	8.84	1.74
Class I	1,000.00	1,192.00	1.34	1,021.53	3.72	0.73
Class R-3	1,000.00	1,191.00	2.38	1,018.65	6.61	1.30
Class R-5	1,000.00	1,192.00	1.36	1,021.48	3.77	0.74
Class R-6	1,000.00	1,192.20	1.19	1,021.93	3.31	0.65
Class Y	1,000.00	1,191.40	1.92	1,019.91	5.35	1.05

Small Cap Growth Fund
Class A	1,000.00	1,190.40	2.21	1,019.11	6.16	1.21
Class C	1,000.00	1,185.80	3.56	1,015.38	9.91	1.95
Class I	1,000.00	1,191.00	1.68	1,020.57	4.69	0.92
Class R-3	1,000.00	1,190.10	2.71	1,017.74	7.53	1.48
Class R-5	1,000.00	1,191.10	1.72	1,020.47	4.79	0.94
Class R-6	1,000.00	1,191.30	1.52	1,021.02	4.23	0.83
Class Y	1,000.00	1,190.70	1.96	1,019.81	5.45	1.07

71

Understanding Your Ongoing Costs

(UNAUDITED) | 12.31.2023

72

		Actual		Hypothetical

	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio

Mid Cap Fund
Class A	$1,000.00	$1,157.80	$2.27	$1,018.85	$6.41	1.26%
Class C	1,000.00	1,155.70	3.60	1,015.12	10.16	2.00
Class I	1,000.00	1,157.80	1.80	1,020.16	5.09	1.00
Class R-3	1,000.00	1,157.10	2.76	1,017.49	7.78	1.53
Class R-5	1,000.00	1,157.80	1.77	1,020.27	4.99	0.98
Class R-6	1,000.00	1,157.80	1.59	1,020.77	4.48	0.88
Class Y	1,000.00	1,157.50	2.31	1,018.75	6.51	1.28

Small Cap Fund
Class A	1,000.00	1,201.30	2.30	1,018.90	6.36	1.25
Class C	1,000.00	1,199.50	3.68	1,015.12	10.16	2.00
Class I	1,000.00	1,201.90	1.75	1,020.42	4.84	0.95
Class R-3	1,000.00	1,200.50	2.68	1,017.85	7.43	1.46
Class R-5	1,000.00	1,202.10	1.73	1,020.47	4.79	0.94
Class R-6	1,000.00	1,202.20	1.56	1,020.92	4.33	0.85
Class Y	1,000.00	1,201.20	2.23	1,019.11	6.16	1.21

Core Bond Fund
Class A	1,000.00	1,091.50	1.40	1,021.17	4.08	0.80
Class C	1,000.00	1,088.80	2.71	1,017.39	7.88	1.55
Class I	1,000.00	1,091.40	0.70	1,023.19	2.04	0.40
Class R-3	1,000.00	1,089.70	1.83	1,019.91	5.35	1.05
Class R-5	1,000.00	1,091.00	0.87	1,022.68	2.55	0.50
Class R-6	1,000.00	1,092.30	0.70	1,023.19	2.04	0.40
Class Y	1,000.00	1,090.40	1.40	1,021.17	4.08	0.80

Core Plus Bond Fund
Class A	1,000.00	1,094.60	1.40	1,021.17	4.08	0.80
Class C	1,000.00	1,093.30	2.71	1,017.39	7.88	1.55
Class I	1,000.00	1,095.30	0.70	1,023.19	2.04	0.40
Class R-3	1,000.00	1,094.40	1.84	1,019.91	5.35	1.05
Class R-5	1,000.00	1,095.00	0.88	1,022.68	2.55	0.50
Class R-6	1,000.00	1,095.30	0.70	1,023.19	2.04	0.40
Class Y	1,000.00	1,094.70	1.40	1,021.17	4.08	0.80

Unconstrained Bond Fund
Class A	1,000.00	1,070.60	1.38	1,021.17	4.08	0.80
Class C	1,000.00	1,070.20	2.68	1,017.39	7.88	1.55
Class I	1,000.00	1,072.10	0.87	1,022.68	2.55	0.50
Class R-3	1,000.00	1,070.90	1.82	1,019.91	5.35	1.05
Class R-5	1,000.00	1,072.10	0.87	1,022.68	2.55	0.50
Class R-6	1,000.00	1,072.40	0.69	1,023.19	2.04	0.40
Class Y	1,000.00	1,071.00	1.38	1,021.17	4.08	0.80

(a) Actual expenses are calculated using each Fund’s annualized expense ratios for each class of shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (61), and then dividing that result by the actual number of days in the fiscal year (365). Hypothetical expenses are calculated using each Fund’s annualized expense ratios for each class of shares, multiplied by the average account value for the hypothetical six month period, then multiplying the result by the actual number of days in the period (184), and then dividing that result by the actual number of days in the fiscal year (365).

Principal Risks

(UNAUDITED)

Additional Information About Principal Risk Factors

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the funds. Additionally, while the portfolio managers seek to take advantage of investment opportunities that will maximize a fund’s investment returns, there is no guarantee that such opportunities will ultimately benefit the fund. There is no assurance that the portfolio managers’ investment strategy will enable a fund to achieve its investment objective. An investment in a fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following table identifies the risk factors of each fund in light of its principal investment strategies. These risk factors are explained following the table.

The principal risks of investing in each fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in a fund, regardless of the order in which it appears.

Risk	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund	Carillon Eagle Small Cap Growth Fund
Currencies		X
Emerging markets		X
Equity securities	X	X	X	X	X
Focused holdings			X
Foreign securities		X	X
Geographic concentration		X
Growth stocks	X	X	X	X	X
Initial public offerings					X
Large-cap companies	X	X	X
Liquidity		X
Market	X	X	X	X	X
Market timing		X
Micro-cap companies	X	X
Mid-cap companies	X	X	X	X	X
Other investment companies, including money market funds and ETFs		X
Quantitative strategy	X	X
Sectors	X			X	X
Securities lending	X	X	X	X	X
Small-cap companies	X	X		X	X
Value stocks	X		X

Risk	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Callable securities			X	X	X
Counterparties			X	X	X
Credit			X	X	X
Credit ratings			X	X	X
Currencies	X			X	X
Derivatives			X	X	X
Emerging markets	X	X			X

73

Principal Risks

(UNAUDITED)

Risk	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Equity securities	X	X
Focused holdings		X
Foreign securities	X	X	X	X	X
Growth stocks	X	X
Hedging			X	X	X
High-yield securities				X	X
Income			X	X	X
Interest rate			X	X	X
Issuer			X	X	X
Leverage			X	X	X
LIBOR			X	X	X
Liquidity			X	X	X
Market	X	X	X	X	X
Market timing	X	X			X
Maturity			X	X	X
Mid-cap companies	X	X
Mortgage- and asset-backed securities			X	X	X
Other investment companies, including money market funds and ETFs	X	X
Portfolio turnover	X		X	X	X
Prepayment and extension			X	X	X
Redemptions			X	X	X
Sectors		X
Securities lending	X	X	X	X	X
Short sales					X
Small-cap companies	X	X
U.S. Government securities and government sponsored enterprises	X	X	X	X	X
U.S. Treasury obligations	X	X	X	X	X
Valuation			X	X	X
Value stocks	X	X

Callable securities | A fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, a fund would lose the income that would have been earned to maturity on that security, the proceeds received by a fund may be invested in securities paying lower coupon rates or other less favorable characteristics, and a fund may not benefit from any increase in value that might otherwise result from declining interest rates. Thus, a fund‘s income could be reduced as a result of a call and this may reduce the amount of a fund’s distributions. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on a fund‘s total return.

Counterparties | A fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to a fund. As a result, a fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a fund to greater losses in the event of a default by a counterparty. The participants in over-the-counter or “interdealer” markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes a fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty. Recent turbulence in the financial markets could exacerbate counterparty risk resulting from over-the-counter derivative transactions. A fund may also be subject to the risk that a futures commission merchant would default on an obligation set forth in an agreement between a fund and the futures commission merchant. This risk exists at and from the time that a fund enters into derivatives transactions that are centrally cleared. In such cases, a clearing organization becomes a fund‘s counterparty and the principal

74

Principal Risks

(UNAUDITED)

counterparty risk is that the clearing organization itself will default. In addition, the futures commission merchant may hold margin posted in connection with those contracts and that margin may be re-hypothecated (or repledged) by the futures commission merchant, and lost, or its return delayed, due to a default by the futures commission merchant or other customer of the futures commission merchant. The futures commission merchant may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether, the assets posted by the futures commission merchant as margin in response to margin calls relating to cleared positions. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, a fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for a fund.

Credit | A fund could lose money if the issuer or a counterparty, in the case of a derivatives contract, is unable or unwilling, or is perceived as unable or unwilling (whether by market participants, ratings agencies, pricing services or otherwise) to meet its financial obligations or goes bankrupt. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. The downgrade of the credit rating of a security held by a fund may decrease its value and may make it more difficult for the fund to sell it. Credit risk may change over the life of an instrument. Credit risk usually applies to most fixed income securities. U.S. Government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. Government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. Government securities that a fund owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities themselves or to shares of the fund.

Credit ratings | Ratings by nationally recognized rating agencies generally represent the agencies’ opinion of the credit quality of an issuer. However, these ratings are not absolute standards of quality and do not guarantee the creditworthiness of an issuer, and may prove to be inaccurate. Ratings do not necessarily address market risk and may not be revised quickly enough to reflect changes in an issuer’s financial condition.

Currencies | A fund may have exposure to foreign currencies through its investments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, a fund’s exposure to foreign currencies may reduce the returns of a fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect a fund’s investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency futures and forwards, if used, may not always work as intended, and in specific cases, a fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency that is being hedged and thereby affect a fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, a fund may choose to not hedge its currency risks.

Derivatives | Derivatives, such as options (including options on futures contracts), futures contracts, currency and other forwards, including NDFs, or swap agreements, (including credit default swaps and credit default swap index products), may involve greater risks than if a fund had invested in the reference obligation directly. Derivatives are subject to general market risks, liquidity risks, interest rate risk, and credit risks. Derivatives also present counterparty risk (i.e., the risk that the other party to the transaction will fail to perform). Counterparty risk is generally thought to be greater with derivatives that are traded over-the-counter than with derivatives that are exchange-traded or centrally cleared. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. Derivatives involve an increased risk of mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument, in which case a fund may not realize the intended benefits. When used for hedging, changes in the value of the derivative may also not correlate perfectly with the underlying asset, rate or index. Derivatives risk may be more significant when derivatives are used to enhance fund returns, increase liquidity, manage the duration of a fund’s portfolio and/or gain exposure to certain instruments or markets, rather than solely to hedge the risk of a position held by the fund.

Derivatives can cause a fund to participate in losses (as well as gains) in an amount that significantly exceeds the fund’s initial investment, and some derivatives have the potential for unlimited loss, regardless of the size of a fund’s initial investment, for example, where a fund may be called upon to deliver a security it does not own. Derivatives can create leverage, which can magnify the impact of a decline in the value of the reference instrument underlying the derivative, and a fund could lose more than the amount it invests. There may be material and prolonged deviations between the theoretical value and realizable value of a derivative. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Derivatives may at times be highly illiquid, and a fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

The regulation of cleared and uncleared swap agreements, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. It is not possible to predict fully the effects of current or future regulation. Changes in government regulation of various types of derivatives instruments may make derivatives more costly or limit the availability of derivatives, which may: limit or prevent a fund from using certain types of derivative instruments as part of its investment strategy; affect the character, timing of recognition and amount of a fund’s taxable income or recognized gains or losses; or otherwise adversely affect the value or performance of derivatives. Compared to other types of investments, derivatives may also be less tax efficient. A fund’s use of derivatives may be limited by the requirements for taxation of the fund as a regulated investment company. Rule 18f-4 under the 1940 Act places limits on the use of derivatives by registered investment companies, such as a fund. A fund that relies on Rule 18f-4 is required to comply with limits on the amount of leverage-related risk that the fund may obtain, and may also be required adopt and implement a derivatives risk management program and designate a derivatives risk manager or adopt policies and procedures designed to manage a fund’s derivatives risks.

•

Swap Agreements. Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, a fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements, as well as a lack of correlation between the swaps and the portfolio of assets that the swaps are designed to hedge or replace. Swaps also may be difficult to value. Swaps may be subject to liquidity risk, counterparty risk and credit risk. Swaps that are traded over-the-counter are not subject to standardized clearing requirements and may involve

75

Principal Risks

(UNAUDITED)

greater liquidity and counterparty risks. Credit default swaps may be subject to credit risk and the risks associated with the purchase and sale of credit protection. With respect to a credit default swap, if a fund is selling credit protection, there is a risk a fund is subject to many of the same risks it would be if it were holding debt obligations of the issuer; however, a fund would not have any recourse against such issuer and would not benefit from any collateral securing such issuer’s debt obligations. Therefore, when selling protection, a fund could be forced to liquidate other assets upon the occurrence of a credit event in order to pay the counterparty. There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has deteriorated, in which case a fund may need to make an early termination payment. If a fund is buying credit protection, there is the risk that no credit event will occur and a fund will receive no benefit (other than any hedging benefit) for the premium paid. There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has improved, in which case a fund may need to make an early termination payment.

•	Futures and Forward Contracts. Futures and forward contracts, including NDFs, are subject to counterparty risk, credit risk and liquidity risk. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose a fund to greater losses in the event of a default by a counterparty. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Forward currency transactions include the risks associated with fluctuations in currency. Interest rate, bond and Treasury futures contracts expose a fund to price fluctuations resulting from changes in interest rates. A fund could suffer a loss if interest rates rise after a fund has purchased an interest rate futures contract or fall after a fund has sold an interest rate futures contract. Similarly, bond and Treasury futures contracts expose a fund to potential losses if interest rates do not move as expected. Fixed income index futures contracts expose a fund to volatility in an underlying securities index.

•	Options. The movements experienced by a fund between the prices of options and prices of the assets (or indices) underlying such options, may differ from expectations, and may cause a fund to not achieve its objective. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the call option exercise price to cover the premium and transaction costs. These costs will reduce any profit that might otherwise have been realized had a fund bought the underlying security instead of the call option. The buyer of a call option assumes the risk of losing its entire investment in the call option. The seller (writer) of a call option that is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying assets above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying assets above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase by such writer except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. For a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the put option’s exercise price to cover the premium and transaction costs. These costs will reduce any profit that might otherwise have been realized from a fund having shorted the declining underlying security by the premium paid for the put option and by transaction costs. The buyer of a put option assumes the risk of losing its entire investment in the put option. The seller (writer) of a put option that is covered (i.e., the writer has a short position in the underlying assets) assumes the risk of an increase in the market price of the underlying assets above the sales price (in establishing the short position) of the underlying assets plus the premium received, and gives up the opportunity for gain on the underlying assets below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying assets below the exercise price of the option. If an option that a fund has purchased expires unexercised, a fund will experience a loss in the amount of the premium it paid. The writer of an option, unlike the holder, generally is subject to initial and variation margin requirements on the option position. There can be no guarantee that the use of options will increase a fund’s return or income. The premium received from writing options may not be sufficient to offset any losses sustained from exercised options. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them, and there may at times not be a liquid secondary market for options.

•	Options on futures contracts. Options on futures contracts are subject to the risks associated with purchasing or writing call or put options on futures contracts. The risks associated with options generally apply to options on futures contracts, such as a buyer’s risk of losing premium if a purchased option expires unexercised or a seller’s risk of being required to sell the underlying asset at a disadvantageous price. In addition to the risks associated with options generally, there is a risk of imperfect correlations between the movement in prices of the option and the futures contract, as well as the futures contract and the underlying security, which could in turn impact the price of the option.

Emerging markets | When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets have unique risks that are greater than or in addition to those associated with investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other foreign developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; delays and disruptions in securities settlement procedures; less stringent, or a lack of, uniform accounting, auditing, financial reporting and recordkeeping requirements or standards; less reliable clearance and settlement, registration and custodial procedures; less reliable access to capital; unfamiliar foreign investment structures; trading suspensions and other restrictions on investment; and significant limitations on investor rights and recourse, both individually and in combination with other shareholders. The economies and governments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and significantly greater risk to investors. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. There may be less publicly available or less reliable information regarding issuers in emerging markets, which can impede a fund’s ability to accurately evaluate foreign securities. In certain emerging market countries, fraud and corruption may be more prevalent than in developed market countries, and investor protections may be more limited than those in other countries. It may be difficult to obtain or enforce legal judgments against non-U.S. companies and non-U.S. persons in foreign jurisdictions, through either the foreign judicial system or through a

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private arbitration process. Additionally, a fund may experience more volatile rates of return. These matters have the potential to impact a fund’s investment objective and performance.

Equity securities | A fund’s equity securities investments are subject to market risk. A fund may invest in the following equity securities, which may expose a fund to the following additional risks:

•	Common Stocks. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are unrelated to the company, such as changes in interest rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. In the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay common stockholders after payments, if any, to bondholders and preferred stockholders have been made.

•	Preferred Stocks. Preferred securities, including convertible preferred securities, are subject to issuer-specific and market risks; however, preferred securities may be less liquid than common stocks and offer more limited participation in the growth of an issuer. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bondholders. Preferred shareholders may have only certain limited rights if distributions are not paid for a stated period, but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Because the rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks may also be subject to credit risk, which is the risk that an issuer may be unable or unwilling to meet its financial obligations.

•	Convertible Securities. The investment value of a convertible security (“convertible”) is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. Since it derives a portion of its value from the common stock into which it may be converted, a convertible is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates. Generally, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price, and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. A convertible may be subject to redemption at the option of the issuer at a price established in the convertible’s governing instrument, which may be less than the current market price of the security. Convertibles typically are “junior” securities, which means an issuer may pay interest on its non-convertible debt before it can make payments on its convertibles. In the event of a liquidation, holders of convertibles may be paid before a company’s common stockholders but after holders of a company’s senior debt obligations.

•	Depositary Receipts. A fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity, more volatility, less government regulation and supervision and delays in transaction settlement.

•	REITS. REITS or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including, among other risks, declines in the value of real estate, risks related to general and local economic conditions or changes in demographic trends or tastes, increases in operating expenses, defaults by mortgagors or other borrowers and tenants, lack of availability of mortgage funds or financing, extended vacancies of properties, especially during economic downturns, losses due to environmental liabilities, and adverse governmental, legal or regulatory action (such as changes to zoning laws, changes in interest rates, condemnation, tax increases, regulatory limitations on rents, or enforcement of or changes to environmental regulations). Additionally, REITs are dependent on the skills of their managers. Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs typically incur fees that are separate from those incurred by a fund, meaning a fund’s investment in REITs will result in the layering of expenses such that as a shareholder, a fund will indirectly bear a proportionate share of a REIT’s operating expenses. A domestic REIT could fail to qualify for tax-free “pass-through” of distributed net income and net realized gains under the Internal Revenue Code, or to maintain its exemption from registration under the 1940 Act.

•	Dividend-Paying Stocks. Securities of companies that have historically paid a high dividend yield may reduce or discontinue their dividends, reducing the yield of the fund. Low priced securities in the fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Securities that pay dividends may be sensitive to changes in interest rates, and a sharp increase in interest rates, or other market downturn, could result in a decision to decrease or eliminate a dividend. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. Changes to the dividend policies of companies in which a fund invests and the capital resources available for dividend payment at such companies may harm fund performance. A fund may also be harmed by changes to the favorable federal income tax treatment generally afforded to dividends.

•

Rights and Warrants. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities and a right or a warrant ceases to have value if it is not exercised prior to its expiration date. If a warrant or right to subscribe to additional shares is not exercised or, when permissible, sold prior to the warrant’s or right’s expiration date or redemption by the issuer, a fund could lose all or substantially all of the purchase price of the warrant

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or right. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Focused holdings | For funds that normally hold a core portfolio of securities of fewer companies than other funds, the increase or decrease of the value of a single investment may have a greater impact on the fund’s NAV and total return when compared to other diversified funds. Although a focused portfolio has the potential to generate attractive returns over time, it also may increase a fund’s volatility.

Foreign securities | Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less government regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, there may be less public information available about foreign companies. The unavailability and/or unreliability of public information available may impede the fund’s ability to accurately evaluate foreign securities. Custodial and/or settlement systems in foreign markets may not be fully developed and the laws of certain countries may limit the ability to recover assets if a foreign bank or depository or their agents goes bankrupt. Foreign issuers may utilize unfamiliar corporate organizational structures, which can limit investor rights and recourse.

Moreover, it may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-U.S. persons in foreign jurisdictions. Foreign securities may be less liquid than domestic securities and there may be delays in transaction settlement in some foreign markets. Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by government authorities. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A fund could also underperform if it invests in countries or regions whose economic performance falls short. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change, which may lead to default or expropriation, and inadequate government oversight and accounting. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc. Foreign security risk may also apply to ADRs, GDRs and EDRs.

Geographic concentration | Geographic concentration risk is the risk that from time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in the securities of issuers located in, or with significant economic ties to, a single country or geographic region, which could increase the risk that economic, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance. Investing in such a manner could cause the Fund’s performance to be more volatile than the performance of more geographically diverse funds.

Japan | A significant portion of a fund’s total assets may be invested in the securities of Japanese issuers, in accordance with the fund’s benchmark. Japan, like many Asian countries, is still heavily dependent upon international trade and may be adversely affected by foreign trade policies, tariffs, embargos, boycotts and other protections measures, competition from emerging economies, the economic conditions of its trading partners, the strength of the yen, and regional and global conflicts. Political tensions between Japan and its trading partners could adversely affect the economy, especially the export sector, and destabilize the region as a whole. In addition, the Japanese economic growth rate could be impacted by Bank of Japan monetary policies, rising interest rates, tax increases, budget deficits, consumer confidence and volatility in the Japanese yen. The Japanese government tax and fiscal policies may also have negative impacts on the Japanese economy. Currency fluctuations, which have been significant at times, can have a considerable impact on exports and the overall Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes and tsunamis. Relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. As a country with few natural resources, Japan is also heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. These and other factors could have a negative impact on a fund’s performance and increase the volatility of an investment in a fund.

Growth stocks | Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may decline, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. The price of a growth company’s stock may fail or not approach the value that has been placed on it. If a growth investment style shifts out of favor based on market conditions and investor sentiment, a fund could underperform funds that use a value or other non-growth approach to investing or have a broader investment style.

Hedging | A fund may enter into hedging transactions with the intention of reducing or controlling risk. It is possible that hedging strategies will not be effective in controlling risk, due to unexpected non-correlation (or even positive correlation) between the hedging instrument and the position being hedged, increasing, rather than reducing, both risk and losses. To the extent that a fund enters into hedging transactions, the hedges will not be static but rather will need to be continually adjusted based on a subadviser’s assessment of market conditions, as well as the expected degree of non-correlation between the hedges and the portfolio being hedged. The success of a fund’s hedging strategies will depend on a subadviser’s ability to implement such strategies efficiently and cost-effectively, as well as on the accuracy of a subadviser’s judgments concerning the hedging positions to be acquired by a fund. A counterparty to a hedging transaction may be unable to honor its financial obligation to a fund. In addition, a subadviser may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth. A fund may not, in general, attempt to hedge all market or other risks inherent in a fund’s investments, and may hedge certain risks only partially, if at all. Certain risks, either in respect of particular investments or in respect of a fund’s overall portfolio, may not be hedged, particularly if doing so is economically unattractive. As a result, various directional market risks may remain unhedged. Gains or losses from positions in hedging instruments may be much greater than the instrument’s original cost. If a fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful. The use of hedges may fail to mitigate risks, reduce a fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent a fund from experiencing losses on its investments. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a fund not used the hedging instruments. When hedging is combined with leverage, a fund risks losses that are multiplied by the degree of leverage used.

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High-yield securities | Investments in securities rated below investment grade, or “junk bonds,” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, issuers of junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties, leading to a greater risk that the issuer will default on the timely payment of principal and interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy, especially when the economy is weak or expected to become weak. If an issuer defaults, a fund may incur additional expenses to seek recovery. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case a fund may lose its entire investment. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher-rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. The higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Investments in high-yield securities are inherently speculative.

Income | A fund’s income could decline due to falling market interest rates. In a falling interest rate environment, a fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of a fund for any particular period.

Initial public offerings | The market value of shares sold in an initial public offering (“IPO”) may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. The purchase of IPO shares may also involve high transaction costs. The limited number of shares available for trading in some IPOs may make it difficult for a fund to acquire shares of an issuer in which it would like to invest, and may also make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. . In addition, some companies initially offering their shares publicly may be involved in relatively new industries or lines of business, which may not be widely understood by investors. Many IPOs are by small-or micro-capitalization companies that are undercapitalized. Investments in IPOs may result in losses to a fund.

Interest rate | Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. Investments in investment grade and non-investment grade fixed income securities are subject to interest rate risk. The value of a fund’s fixed income investments typically will fall when interest rates rise. Factors, including central bank monetary policy, rising inflation rates, and changes in general economic conditions, may cause interest rates to rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a fund. A fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in a 8% decrease in the value of the bond. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the fund may be unable to maintain positive returns or pay dividends to fund shareholders. Conversely, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the fund. Certain European countries and Japan have experienced negative interest rates on deposits and debt securities have traded at negative yields. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance to the extent the fund is exposed to such interest rates.

Issuer | The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large-cap companies | Investments in large-cap companies may underperform other segments of the market, in some cases for extended periods of time, because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large-cap companies generally are expected to be less volatile than companies with smaller market capitalizations. However, large-cap companies may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion, and may instead focus their competitive efforts on maintaining or expanding their market share.

Leverage | Certain transactions of a fund may give rise to a form of leverage. Such transactions may include, among others, the use of buybacks, dollar rolls, and when-issued, delayed delivery or forward commitment transactions.

Certain derivatives that a fund may use may also create leverage. Derivatives that involve leverage can result in losses to a fund that exceed the amount originally invested in the derivatives. Certain types of leveraging transactions, such as short sales that are not “against the box,” could be subject to unlimited losses in cases where a fund, for any reason, is unable to close out the transaction. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may cause a fund to be more volatile than if the fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a fund’s portfolio securities.

LIBOR | Certain of the instruments identified in a fund’s principal investment strategies have variable or floating coupon rates that are based on ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets. Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones phased out by June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. Regulators and market participants are working together to develop successor Reference Rates to LIBOR. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. It is expected that market participants will focus on the transition mechanisms by which Reference Rates in existing contracts or instruments may be amended, whether through legislation, marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, there remains uncertainty about the nature of any replacement rate for LIBOR and the impact of the transition from LIBOR on a fund and the financial markets generally. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which could impact a fund.

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Liquidity | Liquidity risk is the possibility that a fund’s securities may have limited marketability, be subject to restrictions on resale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a debt security, any of which could have the effect of decreasing the overall level of the fund’s liquidity. The market prices for such securities may be volatile. An inability to sell a portfolio position can adversely affect a fund’s NAV or prevent a fund from being able to take advantage of other investment opportunities. A fund could lose money if it cannot sell a security at the time and price that would be most beneficial to a fund. A fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to a fund. Market developments may cause a fund’s investments to become less liquid and subject to erratic price movements. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates.

Market | Markets may at times be volatile and the values of a fund’s stock and fixed income holdings, as well as the income generated by a fund’s fixed income holdings, may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. These conditions may include real or perceived adverse political, regulatory, market, economic or other developments, such as natural disasters, public health crises, pandemics, regional or global economic instability and interest, inflation and currency rate fluctuations. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. These events may lead to periods of volatility, which may be exacerbated by changes in market size and structure. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause a fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. Even when securities markets perform well, there is no assurance that the investments held by a fund will increase in value along with the broader market.

The increasing interconnectedness of markets around the world may result in many markets being affected by events in a single country or events affecting a single or small number of issuers. Events such as natural disasters, public health crises, pandemics, governments’ reactions to and public perceptions concerning these developments, and adverse investor sentiment could cause uncertainty in the markets and may adversely affect the performance of the global economy. Terrorism and related geopolitical risks, including tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. Likewise, systemic market dislocations of the kind that occurred during the financial crisis in 2008, if repeated, could be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of a fund’s investments.

Political and diplomatic events within the United States and abroad, such as changes in the U.S. presidential administration and Congress and domestic political unrest, the U.S. Government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by government or quasi-governmental organizations.

In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, the execution of ransomeware and other cyberattacks, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in stock prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent Market Events | Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly.

Moreover, the risks discussed herein associated with an investment in a fund may be increased. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the U.S. Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. In addition, ongoing inflation pressures from tight labor markets and supply chain disruptions could continue to cause an increase in interest rates and/or negatively impact companies. It is difficult to accurately predict the pace at which increase interest rates may increase, or the timing, frequency or magnitude of any such increases in interest rates. Additionally, various economic and political factors, such as rising inflation rates, could cause the Federal Reserve or other foreign banks to change their approach in the future as such actions may result in an economic slowdown in both the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, and reduce liquidity. Also, regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Over the longer term, rising interest rates may present a greater risk than has historically been the case due

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to the prior period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives, or their alteration or cessation. However, because there is little precedent for this situation, it is difficult to predict the impact on various markets of significant rate increases or other significant policy changes.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with the aftermath of the United Kingdom’s departure from the European Union and the trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; tensions, war, or open conflict between nations, such as between Russia and Ukraine or in eastern Asia; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Russia’s military invasion of Ukraine beginning in February 2022, the responses and sanctions by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets and the prices of various commodities. The United States and other countries have imposed, and continue to impose, broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences, or cyberattacks on governments, companies or individuals, have substantially decreased the value and liquidity of most Russian securities and could impact securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a fund has exposure to Russian investments or investments in other countries affected by the invasion, a fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact a fund’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted, and could continue to result, in significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a fund’s performance and the value of an investment in a fund beyond any direct exposure a fund may have to Russian issuers or issuers in other countries affected by the invasion.

Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. Outbreaks such as the novel coronavirus, COVID-19, or other similarly infectious diseases may have material adverse impacts on a fund. Epidemics and/or pandemics, such as the coronavirus, have and may further result in, among other things, closing borders, extended quarantines and stay-at-home orders, order cancellations, disruptions to supply chains and customer activity, widespread business closures and layoffs, as well as general concern and uncertainty. The impact of this virus, and other epidemics and/or pandemics that may arise in the future, has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The impact of any outbreak may last for an extended period of time.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling in the future; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. China’s economy, which has been sustained in recent years largely through a debt-financed housing boom, may be approaching the limits of that strategy and may experience a significant slowdown as a result of debt that cannot be repaid. Due to the size of China’s economy, such a slowdown could impact a number of other countries.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. These losses could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Market timing | Frequent trading by fund shareholders poses risk to other shareholders in a fund, including (i) the dilution of a fund’s NAV, (ii) an increase in a fund’s expenses, and (iii) interference with a portfolio manager’s ability to execute efficient investment strategies. Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. There is no guarantee that Carillon Tower Advisers, Inc., as the manager and transfer agent of the funds, can detect all market timing activities.

Maturity | A fund will invest in fixed income securities of varying maturities. A fixed income security’s maturity is one indication of the interest rate exposure of a security. Generally, the longer a fixed income security’s maturity, the greater the risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk.

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Principal Risks

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Micro-cap companies | Investments in micro-cap companies companies are subject to substantially greater risks of loss and price fluctuations, sometimes rapidly and unpredictably, because their earnings and revenues tend to be less predictable. In addition, some companies may experience significant losses. Since micro-capitalization companies may not have an operating history, product lines, or financial resources, their share prices also tend to be more volatile and their markets less liquid than companies with larger market capitalizations, and they can be sensitive to changes in overall economic conditions, interest rates, borrowing costs and earnings. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Micro-capitalization companies face greater risk of business failure, which could increase the volatility of a fund’s portfolio.

Mid-cap companies | Investments in mid-cap companies generally involve greater risks than investing in large-capitalization companies. Mid-cap companies may have narrower commercial markets and limited managerial and financial resources compared to larger, more established companies. The performance of mid-cap companies can be more volatile, and their stocks less liquid, compared to larger, more established companies, which could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in mid-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in large-cap companies. Generally, the smaller the company size, the greater these risks.

Mortgage-and asset-backed securities | Mortgage-and asset-backed security risk arises in part from the potential for mortgage failure, particularly during periods of market downturn, premature repayment of principal, or a delay in the repayment of principal, and can increase in an unstable or depressed housing market. The reduced value of the fund’s securities and the potential loss of principal as a result of a mortgagor’s failure to repay would have a negative impact on the fund. If a borrower repays the principal early, a fund may have to reinvest the proceeds at a lower rate, thereby reducing a fund’s income. Conversely, a delay in the repayment of principal could lengthen the expected maturity of the securities, thereby increasing the potential for loss when prevailing interest rates rise, which could cause the values of the securities to fall sharply. In a to-be-announced (“TBA”) mortgage-backed transaction, a fund and the seller agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller does not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a fund.

Other investment companies, including money market funds and ETFs | Investments in the securities of other investment companies, including money market funds and exchange-traded funds (“ETFs”) (which may, in turn invest in equities, bonds, and other financial vehicles), may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by the other investment company, in addition to the fees and expenses fund shareholders indirectly bear in connection with the fund’s own operations. Investments in other investment companies will subject a fund to the risks of the types of investments in which the investment companies invest.

As a shareholder, a fund must rely on the other investment company to achieve its investment objective. If the other investment company fails to achieve its investment objective, the value of the fund’s investment will typically decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares may potentially trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate a fund’s holdings of ETF shares at the most optimal time, adversely affecting the fund’s performance. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. A passively managed ETF may not be permitted to sell poorly performing stocks that are included in its index.

Portfolio turnover | A fund may engage in more active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in adverse tax consequences to investors (from increased recognition of net capital gains, which are taxable to shareholders when distributed to them) and adversely affect performance.

Prepayment and extension | When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of asset backed securities, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. This could also occur if a debt security is called or otherwise converted or redeemed before maturity. If this occurs, a fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a fund buys those securities at a premium, accelerated prepayments on those securities could cause a fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Prepayments could also create capital gains tax liability in some instances. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default and delayed payment, heighten interest rate risk and increase the potential for a decline in its price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to a fund for investment would be reduced. If a fund’s investments are locked in at a lower interest rate for a longer period of time, a fund may be unable to capitalize on securities with higher interest rates or wider spreads.

Quantitative strategy risk | The success of a fund’s investment strategy may depend in part on the effectiveness of a subadviser’s quantitative tools for screening securities. Securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis, which could adversely affect their value. A subadviser’s quantitative tools may use factors that may not be predictive of a security’s value, and any changes over time in the factors that affect a security’s value may not be reflected in the quantitative model. The quantitative tools may not react as expected to market events, resulting in losses for a fund. Data for some companies, particularly non-U.S. companies, may be less available and/or less current than data for other companies. There may also be errors in the computer code for the quantitative model or in the model itself, or issues relating to the computer systems used to screen securities. A subadviser’s stock selection can be adversely affected if it relies on insufficient, erroneous or outdated data or flawed models or computer systems. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by a subadviser and therefore may also result in losses.

Redemptions | A fund may experience periods of heavy redemptions that could cause a fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in a fund, have short investment horizons, or have unpredictable cash flow needs. The risk of loss is also greater if redemption requests are frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a fund wishes to sell are illiquid. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large

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Principal Risks

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scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt a fund’s performance.

Sectors | A fund may hold a significant amount of investments in companies that are in similar businesses, which may be similarly affected by particular economic or market events that may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase. In addition, when a fund focuses its investments in certain sectors of the economy, its performance could fluctuate more widely than if a fund invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. As a fund’s portfolio changes over time, a fund’s exposure to a particular sector may become higher or lower.

Health care sector | The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are (1) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability, (2) subject to extensive litigation based on product liability and similar claims, and (3) subject to competitive forces that may make it difficult to raise prices and, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays in or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. Issuers in the health care sector include issuers having their principal activities in the biotechnology industry or in medical laboratories and research, which pose additional risks. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and, accordingly, can be significantly affected if one of its products proves unsafe, ineffective or unprofitable. Many biotechnology companies invest heavily in research and development, and their products or services may not prove commercially successful or may become obsolete quickly due to technological change. Biotechnology companies can also be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs. The values of biotechnology companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information. Any impairment of such rights may have adverse financial consequences. Biotechnology companies are subject to regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. A biotechnology company may be unable to raise prices on its products or services to cover its development and regulatory costs because of managed care pressure or price controls. Biotechnology stocks, especially those issued by smaller, less-seasoned companies, can be more volatile than the overall market.

Information technology sector | The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment, instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. These companies may be smaller or newer and may have limited product lines, markets, financial resources or personnel. The market prices of information technology-related securities tend to exhibit a greater degree of interest rate risk and market risk and may experience sharper price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Securities lending | A fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. Borrowers of a fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A fund will be responsible for the risks associated with the investment of cash collateral. A fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. There is a risk that a borrower may default on its obligations to return loaned securities; however, a fund’s securities lending agent may indemnify the fund against that risk. There is a risk that the assets of a fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the fund. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to a fund before an ex-dividend date, the payment in lieu of the dividend that the fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Short sales | A short sale creates the risk of a loss if the price of the underlying security increases in value between the date of the short sale and the date on which an offsetting position is purchased, thus increasing the cost to a fund of buying those securities to cover the short position. The potential for greater losses may be incurred due to general market forces, such as a lack of securities available for short sellers to borrow for delivery, or increases in the price of a security sold short. A fund may lose more money than the actual cost of a short sale investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a fund.

Small-cap companies | Investments in small-cap companies generally involve greater risks than investing in large-capitalization companies. Companies with smaller market capitalizations generally have lower volume of shares traded daily, less liquid stock and more volatile stock prices. Companies with smaller market capitalizations also tend to have a limited product or service base and limited access to capital. Newer companies with unproven business strategies also tend to be smaller companies. The above factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in small-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in mid-cap or large-cap companies. Generally, the smaller the company size, the greater these risks.

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Principal Risks

(UNAUDITED)

U.S. Government securities and Government sponsored enterprises | A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Investments in securities issued by Government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (1) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (2) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (3) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation; or (4) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so. In such circumstances, if the issuer defaulted, a fund may not be able to recover its investment from the U.S. Government. Like all bonds, U.S. Government securities and Government-sponsored enterprise bonds are also subject to interest rate risk, credit risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. Government securities due to potentially higher costs for the U.S. Government to obtain new financing.

U.S. Treasury obligations | Securities issued or guaranteed by the U.S. Treasury are backed by the “full faith and credit” of the United States; however, the U.S. Government guarantees the securities only as to the timely payment of interest and principal when held to maturity, and the market prices of such securities may fluctuate. The value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of a fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown or potential default on the national debt, may also cause investors to lose confidence in the U.S. Government and may cause the value of U.S. Treasury obligations to decline. Because U.S. Treasury securities trade actively outside the United States, their prices may also rise and fall as changes in global economic conditions affect the demand for these securities. The total public debt of the U.S. as a percent of GDP has grown rapidly since the beginning of the recent financial and market volatility as a result of the coronavirus pandemic. Although high debt levels do not necessarily indicate or cause economic problems, they have the potential to create systemic risks if sound debt management practices are not implemented.

Valuation | Securities held by a fund may be priced by an independent pricing service and also may be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the fund’s Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. This risk may be pronounced for investments that may be illiquid or may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility.

Value stocks | Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market or that their prices may decline. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors. If a value investment style shifts out of favor based on market conditions and investor sentiment, a fund could underperform funds that use a non-value approach to investing or have a broader investment style.

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Trustees and Officers

(UNAUDITED)

Background of Trustees and Officers | The following is a list of the Trustees and Officers of the Trust with their principal occupations and positions as of December 31, 2023, including any affiliation with Raymond James Financial, Inc. (“RJF”), the Distributor or Carillon Tower, the length of service to the Trust, and the position, if any, that the Trustees hold on the board of directors/trustees of companies other than the Trust. The principal address of each Trustee and Officer is P.O. Box 23572, St. Petersburg, Florida 33742.

Trustees
Name, Birth Year and Position, Term of Office (a) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds Overseen in Fund Complex (b)	Other Directorships held by Trustee

Independent Trustees

John Carter (1961) Trustee since 2017 (Carillon Series Trust) Trustee from 2016 to 2017 (Eagle Series Trust)	Osprey Law Firm, P.A. since 2015; Founder, Global Recruiters of St. Petersburg 2012-2015; President and Chief Executive Officer, Transamerica Asset Management 2006-2012; Chairman, Board Member, Transamerica Partners Portfolios, Transamerica Partners Funds Group, Transamerica Partners Funds Group II and Transamerica Asset Allocation Variable Funds 2007-2012	16	Trustee, RiverNorth Funds since 2013 (11 funds)

Keith B. Jarrett, PhD (1948) Trustee since 2017 (Carillon Series Trust) Trustee from 2005 to 2017 (Eagle Series Trust)	Managing Partner, PW1 LLC since 2013; Founder, Rockport Funding, LLC (private equity), and Ajax Partners (investment partnership) since 2003	16	N/A

Liana Marante (1963) Trustee since 2017 (Carillon Series Trust) Trustee from 2014 to 2017 (Eagle Series Trust)	Managing Member, Bay Consulting Partners, LLC since 2010; Executive Director, MCS Foundation, Inc., (a nonprofit organization engaged in hurricane recovery in Puerto Rico) 2017-2019	16	N/A

Krishna K. Memani (1960) Trustee since 2021 (Carillon Series Trust)	Chief Investment Officer, Lafayette College since 2020; Vice Chairman, Investments, Invesco 2019-2020; Chief Investment Officer, OppenheimerFunds 2009-2019	16	N/A

Deborah L. Talbot, PhD (1950) Chair of the Board of Trustees since 2018, Trustee since 2017 (Carillon Series Trust) Trustee from 2002 to 2017 (Eagle Series Trust)	Independent Consultant; Principal, Lazure Enterprises, 2013-2019; Deans’ Advisory Board, College of Arts and Sciences, University of Memphis since 2002	16	N/A

Jerry A. Webman, PhD, CFA® (1949) Trustee since 2018 (Carillon Series Trust)	Chief Economist, OppenheimerFunds 2006- 2016; Senior Investment Officer, Director of Fixed Income, Oppenheimer Funds 1996-2009	16	Board of Trustees since 2016, New Jersey Law and Education Empowerment Project (NJ LEEP); Board Treasurer and Finance Committee Chair, since 2022, Community Service Society; President, Board of Managers, 275 W. 10th St. Condominium since 2018

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Trustees and Officers

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Name, Birth Year and Position, Term of Office (a) and Length of Time Served	Principal Occupation(s) During Past Five Years

Officers (c)

Susan L. Walzer (1967)

President since March 2021 (Carillon Series Trust;

Principal Executive Officer since 2017
(Carillon Series Trust)

Principal Executive Officer from 2011 to 2017 (Eagle Family of Funds)

Director of Carillon Tower, since 2019; Director of Carillon Fund Services, lnc., 2019-2020; Director of Carillon Fund Distributors, Inc., since 2019; Director of Chartwell Investment Partners, since 2022; Director of Scout Investments, Inc., since 2019; Senior Vice President of Fund Administration, Raymond James Investment Management, since 2022; Senior Vice President of Fund Administration, Carillon Tower, 2018-2022; Vice President of Fund Administration, Carillon Tower, 2017-2018; Vice President of Fund Administration, Eagle, 2011-2017

Carolyn K. Gill (1978) Principal Financial Officer and Treasurer since 2017 (Carillon Series Trust) Principal Financial officer and Treasurer from 2011 to 2017 (Eagle Family of Funds)	Vice President of Fund Administration, Raymond James Investment Management, since 2022; Vice President of Fund Administration, Carillon Tower, 2018-2022; Manager of Fund Accounting for Carillon Tower 2017-2018; Manager of Fund Accounting for Eagle 2005-2017 and Fund Reporting for Eagle 2010-2017

Ludmila M. Chwazik (1965) Chief Compliance Officer and Secretary since 2020 (Carillon Series Trust)	Vice President of Compliance, Raymond James, since 2020; Chief Compliance Officer, Water Island Capital, 2016-2019;

Additional information about the Funds’ Board Members can be found in the Statement of Additional Information, which is available, without charge, upon request, by calling the Carillon Family of Funds toll free at 1-800-421-4184 or by accessing our website at www.rjinvestmentmanagement.com.

(a) Trustees serve for life or until they are removed, resign or retire. The Board has adopted a Board Governance Policy that requires Independent Trustees to retire no later than at the end of the meeting which occurs immediately after his or her 76th birthday.

(b) Fund Complex” is comprised of registered investment companies for which Carillon Tower serves as investment adviser.

(c) Officers each serve one year terms.

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Go Paperless with eDelivery eDelivery is the most convenient, economical and environmentally-conscious way to receive information about your fund. To enroll, please visit rjinvestmentmanagement.com/eDelivery Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Call 800.421.4184 or your financial professional, or visit www.rjinvestmentmanagement.com, for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money. This report is for the information of Shareholders of the Carillon Mutual Funds. If you wish to review additional information on the portfolio holdings of a Fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each Fund’s fiscal year end on Form N-PORT. These filings are available on the Commissions’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each Fund’s proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30th of that year, is available without charge, upon request, by calling the Carillon Family of Funds, toll-free at the number above, by accessing our website at rjinvestmentmanagement.com or by accessing the Commission’s website at www.sec.gov. 880 Carillon Parkway  |  St. Petersburg, FL 33716  |  800.421.4184  |  rjinvestmentmanagement.com Carillon Fund Distributors, Inc., Member FINRA

Item 1.	Reports to Shareholders (Continued)

(b) Not applicable.

Item 2.	Code of Ethics

As of the end of the two-month fiscal period December 31, 2023, Carillon Series Trust (the “Trust”) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Officer and Principal Financial Officer. The Trust has not made any amendments to its code of ethics during the covered period, other than technical, administrative, and other non-substantive amendments. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Trust’s Board of Trustees (“Board”) has determined that Liana Marante is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Ms. Marante is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services[1]

(a) Audit Fees

The aggregate fees billed by the Trust’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for professional services rendered in connection with the audit of the Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $363,000 for the fiscal period ended October 31, 2022, $459,0002 for the fiscal period ended October 31, 2023, and $367,871 for the two-month fiscal period ended December 31, 2023.

(b) Audit-Related Fees

There were no aggregate fees PwC billed to the Trust for assurance and other services which are reasonably related to the performance of the Trust’s audit and are not reported under Item 4(a) for the fiscal periods ended October 31, 2022, October 31, 2023, and December 31, 2023. The aggregate fees PwC billed to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the Trust’s investment adviser for assurance and other services directly related to the operations and financial reporting of the Trust were $0.00 for the fiscal period ended October 31, 2022, $0.00 for the fiscal period ended October 31, 2023, and $0.00 for the two-month fiscal period ended December 31, 2023.

(c) Tax Fees

The aggregate tax fees PwC billed to the Trust for tax compliance, tax advice, and tax planning services were $58,000 for the fiscal period ended October 31, 2022, $58,000 for the fiscal period ended October 31, 2023, and $30,000 for the two-month fiscal period ended December 31, 2023. There were no aggregate tax fees PwC billed to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the Trust’s investment adviser for services directly related to the operations and financial reporting of the Trust for the fiscal periods ended October 31, 2022, October 31, 2023, and December 31, 2023.

[1]	All accountant fees and services amounts are rounded to the nearest whole thousand.
[2]

U.S. Bank Global Fund Services, the Trust’s transfer and dividend disbursing agent, fund accountant and shareholder servicing agent (“USB”) has agreed to reimburse the Trust for a portion of the Audit Fees for the fiscal period ended October 31, 2023. Net of the fees reimbursed by USB, the amount of the Audit Fees is $409,000.

(d) All Other Fees

For the fiscal periods ended October 31, 2022, October 31, 2023, and December 31, 2023, the Trust paid PwC no other fees. There were no aggregate fees PwC billed to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the Trust’s investment adviser for any other services directly related to the operations and financial reporting of the Trust for the fiscal periods ended October 31, 2022, October 31, 2023, and December 31, 2023.

(e) The Trust’s Audit Committee Charter provides that the Audit Committee (comprised of Independent Trustees of the Trust) is responsible for pre-approval of all auditing services performed for the Trust. The Audit Committee reports to the Board regarding its approval of the engagement of the auditor and the proposed fees for the engagement, and the majority of the Board (including the majority of the members of the Board who are Independent Trustees) must approve the auditor at an in-person meeting. The Audit Committee also is responsible for pre-approval (subject to the de minimis exception for non-audit services described in the Securities Exchange Act of 1934, as amended, and applicable rules thereunder, and that are not expecting to exceed $5,000) of all non-auditing services performed for the Trust or for any service affiliate of the Trust that relates directly to the operations and financial reporting of the Trust. The Trust’s Audit Committee Charter also permits a designated member of the Audit Committee to pre-approve, between meetings, one or more non-audit service projects, subject to ratification by the Audit Committee at the next meeting of the Audit Committee. The Trust’s Audit Committee pre-approved all fees described above which PwC billed to the Trust.

(f) Less than 50% of the hours billed by PwC for auditing services to the Trust for the two-month fiscal period ended December 31, 2023, were for work performed by persons other than full-time, permanent employees of PwC.

(g) There were no aggregate non-audit fees billed by PwC to the Trust and to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the Trust’s investment adviser for the fiscal periods ended October 31, 2022, October 31, 2023, and December 31, 2023.

(h) The Trust’s Audit Committee has considered the non-audit services provided to the Trust and the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the Trust’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the Trust.

Item 6.	Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Trust.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the Trust’s Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Board, since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures

(a)

The Trust’s Principal Executive Officer and Principal Financial Officer evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are appropriately designed to ensure that information required to be disclosed by the Trust in the reports that it files on Form N-CSR (a) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission; and (b) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) of the Trust that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Trust.

Item 13.	Exhibits

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 99.CODEETH.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act, are filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the Trust.

(a)(4) Not applicable to the Trust.

(b) The certification required by Rule 30a-2(b) of the Investment Company Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code is filed and attached hereto as Exhibit 99.1350CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CARILLON SERIES TRUST
Date: February 15, 2024
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

CARILLON SERIES TRUST

Date: February 15, 2024	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: February 15, 2024	/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer